UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2009

Item 1. Reports to Stockholders

Fidelity Destiny® Portfolios:
Fidelity® Advisor

Diversified Stock Fund -

Class A

Semiannual Report

March 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class O	.53%
Actual		$ 1,000.00	$ 681.80	$ 2.22
Hypothetical A		$ 1,000.00	$ 1,022.29	$ 2.67
Class A	1.05%
Actual		$ 1,000.00	$ 680.30	$ 4.40
Hypothetical A		$ 1,000.00	$ 1,019.70	$ 5.29
Class T	1.32%
Actual		$ 1,000.00	$ 679.20	$ 5.53
Hypothetical A		$ 1,000.00	$ 1,018.35	$ 6.64
Class B	1.82%
Actual		$ 1,000.00	$ 677.30	$ 7.61
Hypothetical A		$ 1,000.00	$ 1,015.86	$ 9.15
Class C	1.82%
Actual		$ 1,000.00	$ 677.30	$ 7.61
Hypothetical A		$ 1,000.00	$ 1,015.86	$ 9.15
Institutional Class	.80%
Actual		$ 1,000.00	$ 680.90	$ 3.35
Hypothetical A		$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
MEMC Electronic Materials, Inc.	4.5	1.9
JPMorgan Chase & Co.	2.5	3.5
Chevron Corp.	2.5	1.7
Corning, Inc.	2.4	3.2
Wells Fargo & Co.	2.3	0.0
Johnson & Johnson	2.1	0.0
MasterCard, Inc. Class A	2.0	0.9
Exxon Mobil Corp.	1.9	2.8
Merck & Co., Inc.	1.9	0.9
Apple, Inc.	1.8	1.0
	23.9
Top Five Market Sectors as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.9	26.0
Health Care	14.5	10.7
Financials	12.5	16.1
Energy	10.6	11.5
Consumer Discretionary	10.6	6.7
Asset Allocation (% of fund's net assets)
As of March 31, 2009 *		As of September 30, 2008 **
	Stocks 98.3%		Stocks 99.7%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	13.7%	** Foreign investments	17.9%

Semiannual Report

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.1%
Johnson Controls, Inc.	125,000	$ 1,500,000
Automobiles - 0.6%
Toyota Motor Corp. sponsored ADR (e)	80,000	5,064,000
Winnebago Industries, Inc.	400,000	2,124,000
		7,188,000
Distributors - 0.4%
Li & Fung Ltd.	2,000,000	4,696,502
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.	175,000	2,642,500
International Game Technology	500,000	4,610,000
McCormick & Schmick's Seafood Restaurants (a)	441,908	1,732,279
P.F. Chang's China Bistro, Inc. (a)	75,000	1,716,000
Red Robin Gourmet Burgers, Inc. (a)	125,000	2,203,750
The Cheesecake Factory, Inc. (a)	400,000	4,580,000
Wendy's/Arby's Group, Inc.	650,000	3,269,500
		20,754,029
Household Durables - 1.0%
Centex Corp.	650,000	4,875,000
Meritage Homes Corp. (a)	100,000	1,142,000
Newell Rubbermaid, Inc.	1,000,000	6,380,000
		12,397,000
Internet & Catalog Retail - 0.5%
Expedia, Inc. (a)	300,000	2,724,000
Gaiam, Inc. Class A (a)	300,000	984,000
NutriSystem, Inc. (e)	175,000	2,497,250
		6,205,250
Media - 2.5%
Central European Media Enterprises Ltd. Class A (a)	125,000	1,432,500
Comcast Corp. Class A	950,000	12,958,000
DISH Network Corp. Class A (a)	300,000	3,333,000
New Frontier Media, Inc.	750,000	1,237,500
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,500,000	2,955,000
Time Warner Cable, Inc.	83,669	2,074,991
Time Warner, Inc.	333,333	6,433,327
		30,424,318
Multiline Retail - 0.7%
Target Corp.	250,000	8,597,500
Specialty Retail - 2.5%
AnnTaylor Stores Corp. (a)	750,000	3,900,000
Best Buy Co., Inc.	225,000	8,541,000
Dick's Sporting Goods, Inc. (a)	175,000	2,497,250
Lithia Motors, Inc. Class A (sub. vtg.)	400,000	900,000
Lowe's Companies, Inc.	550,000	10,037,500
MarineMax, Inc. (a)	37,071	72,659
OfficeMax, Inc.	275,277	858,864

	Shares	Value
Staples, Inc.	100,000	$ 1,811,000
The Men's Wearhouse, Inc.	200,000	3,028,000
		31,646,273
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc. (a)	750,000	7,177,500
TOTAL CONSUMER DISCRETIONARY		130,586,372
CONSUMER STAPLES - 7.4%
Beverages - 1.1%
Anheuser-Busch InBev NV	100,000	2,755,247
Coca-Cola Enterprises, Inc.	100,000	1,319,000
Constellation Brands, Inc. Class A (sub. vtg.) (a)	325,000	3,867,500
Diageo PLC sponsored ADR	75,000	3,356,250
Heckmann Corp. (a)(e)	375,000	1,807,500
		13,105,497
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	400,000	10,996,000
United Natural Foods, Inc. (a)	150,000	2,845,500
Whole Foods Market, Inc. (e)	200,000	3,360,000
		17,201,500
Food Products - 1.7%
Archer Daniels Midland Co.	100,000	2,778,000
Hain Celestial Group, Inc. (a)	50,000	712,000
Nestle SA (Reg.)	425,000	14,367,039
Tyson Foods, Inc. Class A	375,000	3,521,250
		21,378,289
Household Products - 2.2%
Energizer Holdings, Inc. (a)	225,000	11,180,250
Procter & Gamble Co.	350,000	16,481,500
		27,661,750
Personal Products - 0.5%
Avon Products, Inc.	300,000	5,769,000
Tobacco - 0.5%
Altria Group, Inc.	375,000	6,007,500
TOTAL CONSUMER STAPLES		91,123,536
ENERGY - 10.6%
Energy Equipment & Services - 1.7%
FMC Technologies, Inc. (a)	65,000	2,039,050
Helmerich & Payne, Inc.	250,000	5,692,500
Key Energy Services, Inc. (a)	500,000	1,440,000
Noble Corp.	275,000	6,624,750
North American Energy Partners, Inc. (a)	1,125,000	3,431,257
Smith International, Inc.	75,000	1,611,000
		20,838,557
Oil, Gas & Consumable Fuels - 8.9%
Anadarko Petroleum Corp.	100,000	3,889,000
Chevron Corp.	450,000	30,258,000
ConocoPhillips	200,000	7,832,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. (a)	100,000	$ 1,486,000
EOG Resources, Inc.	150,000	8,214,000
Exxon Mobil Corp.	350,000	23,835,000
Hess Corp.	125,000	6,775,000
Lukoil Oil Co. sponsored ADR	125,000	4,712,500
OAO Gazprom sponsored ADR	275,000	4,097,500
Petrobank Energy & Resources Ltd. (a)	125,000	2,325,558
Petroleo Brasileiro SA - Petrobras sponsored ADR	75,000	2,285,250
Suncor Energy, Inc.	125,000	2,790,670
Total SA sponsored ADR	175,000	8,585,500
Ultra Petroleum Corp. (a)	75,000	2,691,750
		109,777,728
TOTAL ENERGY		130,616,285
FINANCIALS - 12.5%
Capital Markets - 2.6%
AllianceBernstein Holding LP	200,000	2,944,000
Bank of New York Mellon Corp.	100,000	2,825,000
Federated Investors, Inc. Class B (non-vtg.)	50,000	1,113,000
Goldman Sachs Group, Inc.	100,000	10,602,000
Janus Capital Group, Inc.	750,000	4,987,500
KKR Private Equity Investors, LP (a)	1,250,000	3,662,500
Lazard Ltd. Class A	25,000	735,000
Morgan Stanley	160,000	3,643,200
State Street Corp.	50,000	1,539,000
		32,051,200
Commercial Banks - 2.8%
Alliance Financial Corp.	1,503	26,964
Huntington Bancshares, Inc.	500,000	830,000
M&T Bank Corp. (e)	25,000	1,131,000
PNC Financial Services Group, Inc.	150,000	4,393,500
Wells Fargo & Co.	2,000,000	28,480,000
		34,861,464
Consumer Finance - 0.3%
American Express Co.	100,000	1,363,000
Capital One Financial Corp.	225,000	2,754,000
		4,117,000
Diversified Financial Services - 4.9%
Bank of America Corp.	3,000,000	20,460,000
CIT Group, Inc.	1,250,000	3,562,500
Citigroup, Inc. (e)	750,000	1,897,500
Climate Exchange PLC (a)	100,000	1,176,536
JPMorgan Chase & Co.	1,150,000	30,567,000
KKR Financial Holdings LLC	3,500,000	3,115,000
		60,778,536

	Shares	Value
Insurance - 1.4%
Everest Re Group Ltd.	50,000	$ 3,540,000
Genworth Financial, Inc. Class A (non-vtg.)	950,000	1,805,000
Hartford Financial Services Group, Inc.	125,000	981,250
MetLife, Inc.	250,000	5,692,500
RenaissanceRe Holdings Ltd.	100,000	4,944,000
		16,962,750
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (e)	1,600,035	2,272,050
Radian Group, Inc.	2,000,000	3,640,000
		5,912,050
TOTAL FINANCIALS		154,683,000
HEALTH CARE - 14.5%
Biotechnology - 0.9%
Alnylam Pharmaceuticals, Inc. (a)	135,000	2,570,400
Amgen, Inc. (a)	125,000	6,190,000
Amylin Pharmaceuticals, Inc. (a)	175,000	2,056,250
		10,816,650
Health Care Equipment & Supplies - 1.7%
Conceptus, Inc. (a)	400,000	4,700,000
Edwards Lifesciences Corp. (a)	37,500	2,273,625
Intuitive Surgical, Inc. (a)	12,500	1,192,000
Inverness Medical Innovations, Inc. (a)	200,000	5,326,000
Medtronic, Inc.	130,300	3,839,941
Mindray Medical International Ltd. sponsored ADR (e)	200,000	3,702,000
Orthofix International NV (a)	18,700	346,324
		21,379,890
Health Care Providers & Services - 2.8%
DaVita, Inc. (a)	35,000	1,538,250
Express Scripts, Inc. (a)	50,000	2,308,500
Henry Schein, Inc. (a)	100,000	4,001,000
Humana, Inc. (a)	350,000	9,128,000
Medco Health Solutions, Inc. (a)	75,000	3,100,500
UnitedHealth Group, Inc.	400,000	8,372,000
WellPoint, Inc. (a)	150,000	5,695,500
		34,143,750
Health Care Technology - 0.4%
athenahealth, Inc. (a)	75,000	1,808,250
MedAssets, Inc. (a)	275,000	3,918,750
		5,727,000
Life Sciences Tools & Services - 0.8%
Charles River Laboratories International, Inc. (a)	115,000	3,129,150
Illumina, Inc. (a)	120,000	4,468,800
QIAGEN NV (a)	150,000	2,394,000
		9,991,950
Pharmaceuticals - 7.9%
Allergan, Inc.	75,000	3,582,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	500,000	$ 26,300,000
Merck & Co., Inc.	875,000	23,406,250
Pfizer, Inc.	1,250,000	17,025,000
Schering-Plough Corp.	525,000	12,363,750
Wyeth	350,000	15,064,000
		97,741,000
TOTAL HEALTH CARE		179,800,240
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	600,000	16,716,000
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	25,000	1,140,250
United Parcel Service, Inc. Class B	75,000	3,691,500
		4,831,750
Airlines - 0.1%
Delta Air Lines, Inc. (a)	100,000	563,000
UAL Corp. (a)	200,000	896,000
		1,459,000
Commercial Services & Supplies - 0.6%
Clean Harbors, Inc. (a)	50,000	2,400,000
Republic Services, Inc.	150,000	2,572,500
Ritchie Brothers Auctioneers, Inc. (e)	100,000	1,859,000
		6,831,500
Construction & Engineering - 0.2%
Chicago Bridge & Iron Co. NV (NY Shares)	150,000	940,500
Quanta Services, Inc. (a)	75,000	1,608,750
		2,549,250
Electrical Equipment - 3.1%
Evergreen Solar, Inc. (a)(e)	1,750,043	3,727,592
First Solar, Inc. (a)(e)	80,000	10,616,000
Gintech Energy Corp. GDR (a)(f)	565,000	1,218,742
Motech Industries, Inc.	1,000,000	2,770,002
Q-Cells SE (a)(e)	303,300	5,913,514
Renewable Energy Corp. AS (a)(e)	300,000	2,602,175
Rockwell Automation, Inc.	100,000	2,184,000
SolarWorld AG (e)	200,000	4,096,015
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	150,000	1,753,500
Vestas Wind Systems AS (a)	75,000	3,290,471
		38,172,011
Industrial Conglomerates - 0.8%
General Electric Co.	800,000	8,088,000
Tyco International Ltd.	75,000	1,467,000
		9,555,000
Machinery - 0.7%
Badger Meter, Inc.	75,000	2,166,750

	Shares	Value
Briggs & Stratton Corp.	75,000	$ 1,237,500
Deere & Co.	75,000	2,465,250
Illinois Tool Works, Inc.	75,000	2,313,750
Navistar International Corp. (a)	25,000	836,500
		9,019,750
Marine - 0.1%
Diana Shipping, Inc.	125,000	1,473,750
Professional Services - 0.2%
CoStar Group, Inc. (a)	100,135	3,029,084
Road & Rail - 0.2%
Ryder System, Inc.	100,000	2,831,000
TOTAL INDUSTRIALS		96,468,095
INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 5.8%
Cisco Systems, Inc. (a)	1,250,000	20,962,500
Corning, Inc.	2,250,000	29,857,500
Harris Corp.	100,000	2,894,000
Infinera Corp. (a)	169,800	1,256,520
Juniper Networks, Inc. (a)	575,000	8,659,500
Nice Systems Ltd. sponsored ADR (a)	332,400	8,263,464
		71,893,484
Computers & Peripherals - 3.4%
Apple, Inc. (a)	210,000	22,075,200
Hewlett-Packard Co.	485,000	15,549,100
HTC Corp.	125,000	1,536,025
NetApp, Inc. (a)	150,000	2,226,000
		41,386,325
Electronic Equipment & Components - 1.9%
Acacia Research Corp. - Acacia Technologies (a)	1,400,000	5,712,000
Arrow Electronics, Inc. (a)	250,000	4,765,000
BYD Co. Ltd. (H Shares)	1,000,000	1,842,474
Comverge, Inc. (a)	750,000	5,212,500
Everlight Electronics Co. Ltd.	1,500,000	2,758,214
Hon Hai Precision Industry Co. Ltd. (Foxconn)	700,000	1,582,142
LG Display Co. Ltd.	50,000	1,027,328
		22,899,658
Internet Software & Services - 3.5%
eBay, Inc. (a)	375,000	4,710,000
Equinix, Inc. (a)(e)	300,000	16,845,000
Google, Inc. Class A (sub. vtg.) (a)	55,000	19,143,300
Omniture, Inc. (a)	125,000	1,648,750
Terremark Worldwide, Inc. (a)	450,000	1,210,500
		43,557,550
IT Services - 4.9%
Cognizant Technology Solutions Corp. Class A (a)	1,000,000	20,790,000
MasterCard, Inc. Class A	150,000	25,122,000
Paychex, Inc.	325,000	8,342,750
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	100,000	$ 1,257,000
Visa, Inc.	100,000	5,560,000
		61,071,750
Semiconductors & Semiconductor Equipment - 6.8%
ARM Holdings PLC sponsored ADR	1,500,000	6,630,000
ASML Holding NV (NY Shares)	300,000	5,253,000
Intel Corp.	250,000	3,762,500
Lam Research Corp. (a)	300,000	6,831,000
MEMC Electronic Materials, Inc. (a)	3,350,101	55,243,163
National Semiconductor Corp.	300,020	3,081,205
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000,000	3,029,321
		83,830,189
Software - 1.6%
Adobe Systems, Inc. (a)	250,000	5,347,500
Autonomy Corp. PLC (a)	450,000	8,425,863
Electronic Arts, Inc. (a)	100,000	1,819,000
Salesforce.com, Inc. (a)	125,000	4,091,250
		19,683,613
TOTAL INFORMATION TECHNOLOGY		344,322,569
MATERIALS - 2.6%
Chemicals - 1.3%
Ashland, Inc.	73,600	760,288
Celanese Corp. Class A	34,800	465,276
Dow Chemical Co.	175,000	1,475,250
E.I. du Pont de Nemours & Co.	300,000	6,699,000
Lubrizol Corp.	75,000	2,550,750
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	60,000	1,593,600
The Mosaic Co.	50,000	2,099,000
		15,643,164
Construction Materials - 0.3%
Texas Industries, Inc. (e)	175,000	4,375,000
Metals & Mining - 1.0%
ArcelorMittal SA (NY Shares) Class A (e)	150,000	3,006,000
Nucor Corp.	112,500	4,294,125
Timminco Ltd. (a)(e)	1,182,000	2,391,289
United States Steel Corp.	125,000	2,641,250
		12,332,664
TOTAL MATERIALS		32,350,828
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.0%
Global Crossing Ltd. (a)	465,729	3,260,103
Level 3 Communications, Inc. (a)	1,500,000	1,380,000

	Shares	Value
PAETEC Holding Corp. (a)	1,000,000	$ 1,440,000
tw telecom, inc. (a)	350,000	3,062,500
Verizon Communications, Inc.	500,000	15,100,000
		24,242,603
Wireless Telecommunication Services - 0.4%
Bharti Airtel Ltd. (a)	200,000	2,475,391
NII Holdings, Inc. (a)	50,000	750,000
Sprint Nextel Corp. (a)	600,000	2,142,000
		5,367,391
TOTAL TELECOMMUNICATION SERVICES		29,609,994
UTILITIES - 2.0%
Electric Utilities - 1.8%
Entergy Corp.	150,000	10,213,500
Exelon Corp.	275,000	12,482,250
		22,695,750
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	400,000	2,324,000
TOTAL UTILITIES		25,019,750
TOTAL COMMON STOCKS (Cost $1,797,090,546)		1,214,580,669
Convertible Bonds - 0.0%
	Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (d)	$ 2,950,000	56,216
TOTAL CONVERTIBLE BONDS (Cost $843,465)		56,216
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 0.31% 5/14/09 (Cost $3,998,521)	4,000,000	3,999,212
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b)	20,823,466	$ 20,823,466
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	59,102,990	59,102,990
TOTAL MONEY MARKET FUNDS (Cost $79,926,456)		79,926,456
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $1,881,858,988)		1,298,562,553
NET OTHER ASSETS - (5.1)%		(63,172,420)
NET ASSETS - 100%		$ 1,235,390,133
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,218,742 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 156,516
Fidelity Securities Lending Cash Central Fund	1,302,633
Total	$ 1,459,149
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acacia Research Corp. - Acacia Technologies	$ 4,832,000	$ 50,010	$ 576,387	$ 0	$ 0
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,298,562,553	$ 1,291,060,622	$ 7,501,931	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.3%
United Kingdom	1.9%
Switzerland	1.8%
Canada	1.3%
Bermuda	1.2%
Others (individually less than 1%)	7.5%
100.0%
Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $42,755,310 all of which will expire on September 30, 2011.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $319,440,838 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $56,683,523) - See accompanying schedule: Unaffiliated issuers (cost $1,801,932,532)	$ 1,218,636,097
Fidelity Central Funds (cost $79,926,456)	79,926,456
Total Investments (cost $1,881,858,988)		$ 1,298,562,553
Receivable for investments sold		58,627,823
Receivable for fund shares sold		267,392
Dividends receivable		923,587
Distributions receivable from Fidelity Central Funds		167,347
Prepaid expenses		13,303
Other receivables		57,233
Total assets		1,358,619,238

Liabilities
Payable for investments purchased	$ 62,460,818
Payable for fund shares redeemed	973,279
Accrued management fee	419,978
Distribution fees payable	20,955
Other affiliated payables	109,521
Other payables and accrued expenses	141,564
Collateral on securities loaned, at value	59,102,990
Total liabilities		123,229,105

Net Assets		$ 1,235,390,133
Net Assets consist of:
Paid in capital		$ 2,692,329,638
Undistributed net investment income		3,188,838
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(876,814,846)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(583,313,497)
Net Assets		$ 1,235,390,133

Statement of Assets and Liabilities - continued

March 31, 2009 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,139,575,135 ÷ 140,991,461 shares)	$ 8.08

Class A: Net Asset Value and redemption price per share ($83,939,505 ÷ 10,571,717 shares)	$ 7.94

Maximum offering price per share (100/94.25 of $7.94)	$ 8.42
Class T: Net Asset Value and redemption price per share ($7,735,912 ÷ 976,301 shares)	$ 7.92

Maximum offering price per share (100/96.50 of $7.92)	$ 8.21
Class B: Net Asset Value and offering price per share ($627,570 ÷ 79,929 shares) A	$ 7.85

Class C: Net Asset Value and offering price per share ($1,559,896 ÷ 198,660 shares) A	$ 7.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,952,115 ÷ 236,632 shares)	$ 8.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Dividends		$ 12,559,908
Interest		2,055
Income from Fidelity Central Funds (including $1,302,633 from security lending)		1,459,149
Total income		14,021,112

Expenses
Management fee	$ 2,829,005
Transfer agent fees	206,551
Distribution fees	140,521
Accounting and security lending fees	303,126
Custodian fees and expenses	100,542
Independent trustees' compensation	4,758
Depreciation in deferred trustee compensation account	(2,793)
Registration fees	24,699
Audit	60,568
Legal	6,907
Interest	1,211
Miscellaneous	25,230
Total expenses before reductions	3,700,325
Expense reductions	(52,919)	3,647,406
Net investment income (loss)		10,373,706
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(438,064,681)
Other affiliated issuers	(406,702)
Foreign currency transactions	(77,462)
Futures contracts	(2,821,053)
Total net realized gain (loss)		(441,369,898)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $25,346)	(173,802,784)
Assets and liabilities in foreign currencies	25,985
Total change in net unrealized appreciation (depreciation)		(173,776,799)
Net gain (loss)		(615,146,697)
Net increase (decrease) in net assets resulting from operations		$ (604,772,991)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,373,706	$ 32,574,746
Net realized gain (loss)	(441,369,898)	(328,466,296)
Change in net unrealized appreciation (depreciation)	(173,776,799)	(576,306,666)
Net increase (decrease) in net assets resulting from operations	(604,772,991)	(872,198,216)
Distributions to shareholders from net investment income	(21,704,602)	(29,099,203)
Share transactions - net increase (decrease)	(42,757,289)	(330,088,276)
Total increase (decrease) in net assets	(669,234,882)	(1,231,385,695)

Net Assets
Beginning of period	1,904,625,015	3,136,010,710
End of period (including undistributed net investment income of $3,188,838 and undistributed net investment income of $23,968,403, respectively)	$ 1,235,390,133	$ 1,904,625,015

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.06	$ 17.44	$ 14.82	$ 13.51	$ 11.85	$ 11.06
Income from Investment Operations
Net investment income (loss) E	.07	.20	.15	.13	.16 H	.10
Net realized and unrealized gain (loss)	(3.90)	(5.41)	2.62	1.29	1.66	.78
Total from investment operations	(3.83)	(5.21)	2.77	1.42	1.82	.88
Distributions from net investment income	(.15)	(.17)	(.15)	(.11)	(.16)	(.09)
Net asset value, end of period	$ 8.08	$ 12.06	$ 17.44	$ 14.82	$ 13.51	$ 11.85
Total Return B, C, D	(31.82)%	(30.13)%	18.83%	10.55%	15.46%	7.96%
Ratios to Average Net Assets F, I
Expenses before reductions	.53% A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.53% A	.49%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.52% A	.48%	.48%	.48%	.44%	.47%
Net investment income (loss)	1.64% A	1.30%	.95%	.90%	1.27% H	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,139,575	$ 1,758,888	$ 2,878,127	$ 2,915,932	$ 2,988,758	$ 3,099,403
Portfolio turnover rate G	183% A	121%	148%	66%	130%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 L

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 17.07	$ 14.53	$ 13.24	$ 11.62	$ 10.87
Income from Investment Operations
Net investment income (loss) F	.05	.13	.08	.06	.08 I	- K
Net realized and unrealized gain (loss)	(3.82)	(5.29)	2.56	1.28	1.62	.77
Total from investment operations	(3.77)	(5.16)	2.64	1.34	1.70	.77
Distributions from net investment income	(.09)	(.11)	(.10)	(.05)	(.08)	(.02)
Net asset value, end of period	$ 7.94	$ 11.80	$ 17.07	$ 14.53	$ 13.24	$ 11.62
Total Return B, C, D, E	(31.97)%	(30.42)%	18.25%	10.13%	14.68%	7.08%
Ratios to Average Net Assets G, J
Expenses before reductions	1.05% A	.92%	.91%	.95%	1.09%	1.29%
Expenses net of fee waivers, if any	1.05% A	.92%	.91%	.95%	1.08%	1.29%
Expenses net of all reductions	1.04% A	.91%	.90%	.94%	1.03%	1.27%
Net investment income (loss)	1.11% A	.87%	.52%	.44%	.67% I	-%
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,940	$ 124,522	$ 182,686	$ 130,332	$ 80,938	$ 52,741
Portfolio turnover rate H	183% A	121%	148%	66%	130%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..22%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. LClass N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 16.91	$ 14.45	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.03	.08	.03	.02	- J
Net realized and unrealized gain (loss)	(3.78)	(5.26)	2.54	1.27	.40
Total from investment operations	(3.75)	(5.18)	2.57	1.29	.40
Distributions from net investment income	(.02)	(.04)	(.11)	(.08)	-
Net asset value, end of period	$ 7.92	$ 11.69	$ 16.91	$ 14.45	$ 13.24
Total Return B, C, D	(32.08)%	(30.69)%	17.90%	9.75%	3.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32% A	1.27%	1.23%	1.25%	1.18% A
Expenses net of fee waivers, if any	1.32% A	1.27%	1.23%	1.25%	1.18% A
Expenses net of all reductions	1.32% A	1.26%	1.22%	1.24%	1.13% A
Net investment income (loss)	.84% A	.53%	.20%	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,736	$ 12,444	$ 26,732	$ 12,646	$ 199
Portfolio turnover rate G	183% A	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class B

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 16.80	$ 14.38	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.01	- K	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	(3.75)	(5.21)	2.54	1.27	.40
Total from investment operations	(3.74)	(5.21)	2.48	1.21	.38
Distributions from net investment income	-	-	(.06)	(.05)	-
Net asset value, end of period	$ 7.85	$ 11.59	$ 16.80	$ 14.38	$ 13.22
Total Return B, C, D	(32.27)%	(31.01)%	17.26%	9.19%	2.96%
Ratios to Average Net Assets F, J
Expenses before reductions	1.82% A	1.79%	1.81%	1.82%	1.72% A
Expenses net of fee waivers, if any	1.82% A	1.79%	1.81%	1.82%	1.72% A
Expenses net of all reductions	1.82% A	1.78%	1.80%	1.81%	1.67% A
Net investment income (loss)	.34% A	-% H	(.37)%	(.42)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 628	$ 853	$ 1,356	$ 909	$ 106
Portfolio turnover rate G	183% A	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 16.80	$ 14.37	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.01	- J	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	(3.75)	(5.21)	2.54	1.28	.40
Total from investment operations	(3.74)	(5.21)	2.48	1.22	.38
Distributions from net investment income	-	-	(.05)	(.07)	-
Net asset value, end of period	$ 7.85	$ 11.59	$ 16.80	$ 14.37	$ 13.22
Total Return B, C, D	(32.27)%	(31.01)%	17.31%	9.20%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.79%	1.79%	1.84%	1.69% A
Expenses net of fee waivers, if any	1.82% A	1.79%	1.79%	1.84%	1.69% A
Expenses net of all reductions	1.81% A	1.78%	1.78%	1.84%	1.64% A
Net investment income (loss)	.34% A	.01%	(.36)%	(.45)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,560	$ 2,676	$ 4,897	$ 2,758	$ 103
Portfolio turnover rate G	183% A	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.15	$ 17.56	$ 14.77	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.06	.17	.12	.09	.01
Net realized and unrealized gain (loss)	(3.94)	(5.45)	2.67	1.29	.41
Total from investment operations	(3.88)	(5.28)	2.79	1.38	.42
Distributions from net investment income	(.02)	(.13)	-	(.11)	-
Net asset value, end of period	$ 8.25	$ 12.15	$ 17.56	$ 14.77	$ 13.50
Total Return B, C	(31.91)%	(30.25)%	18.89%	10.26%	3.21%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.69%	.65%	.77%	.69% A
Expenses net of fee waivers, if any	.80% A	.69%	.65%	.77%	.69% A
Expenses net of all reductions	.79% A	.69%	.64%	.76%	.64% A
Net investment income (loss)	1.37% A	1.10%	.78%	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,952	$ 5,242	$ 42,212	$ 579,483	$ 103
Portfolio turnover rate F	183% A	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issue resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 51,328,478
Unrealized depreciation	(692,653,737)
Net unrealized appreciation (depreciation)	$ (641,325,259)
Cost for federal income tax purposes	$ 1,939,887,812

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,228,010,119 and $1,297,350,730, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 107,929	$ 1,342
Class T	.25%	.25%	20,484	-
Class B	.75%	.25%	3,121	2,340
Class C	.75%	.25%	8,987	1,118
			$ 140,521	$ 4,800

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 800
Class T	-
Class B*	-
Class C*	-
$ 800

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 61,839.01
Class A	124,630.29
Class T	12,826.31
Class B	979.31
Class C	2,788.31
Institutional Class	3,489.28
	$ 206,551

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $69,193 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,640,000.87%		$ 1,211

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,566 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $50,240 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,679.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2009	Year ended September 30, 2008
From net investment income
Class O	$ 20,731,859	$ 27,569,037
Class A	945,813	1,164,481
Class T	20,415	63,471
Institutional Class	6,515	302,214
Total	$ 21,704,602	$ 29,099,203

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Class O
Shares sold	2,004,403	2,809,636	$ 16,862,032	$ 42,942,919
Reinvestment of distributions	2,111,096	1,406,128	17,416,562	23,327,681
Shares redeemed	(8,962,685)	(23,420,609)	(74,735,985)	(357,643,087)
Net increase (decrease)	(4,847,186)	(19,204,845)	$ (40,457,391)	$ (291,372,487)
Class A
Shares sold	1,307,001	1,916,877	$ 10,804,435	$ 29,044,672
Reinvestment of distributions	108,731	67,920	882,898	1,106,419
Shares redeemed	(1,394,280)	(2,133,670)	(11,324,543)	(31,565,740)
Net increase (decrease)	21,452	(148,873)	$ 362,790	$ (1,414,649)
Class T
Shares sold	122,443	144,111	$ 1,043,594	$ 2,148,071
Reinvestment of distributions	2,483	3,888	20,112	62,953
Shares redeemed	(212,751)	(664,659)	(1,775,877)	(9,666,105)
Net increase (decrease)	(87,825)	(516,660)	$ (712,171)	$ (7,455,081)
Class B
Shares sold	13,907	17,433	$ 115,875	$ 261,385
Shares redeemed	(7,571)	(24,585)	(59,250)	(355,361)
Net increase (decrease)	6,336	(7,152)	$ 56,625	$ (93,976)
Class C
Shares sold	34,682	36,917	$ 281,134	$ 534,062
Shares redeemed	(66,898)	(97,551)	(549,087)	(1,404,629)
Net increase (decrease)	(32,216)	(60,634)	$ (267,953)	$ (870,567)
Institutional Class
Shares sold	9,961	37,397	$ 85,962	$ 604,201
Reinvestment of distributions	599	4,675	5,046	78,258
Shares redeemed	(205,496)	(2,014,582)	(1,830,197)	(29,563,975)
Net increase (decrease)	(194,936)	(1,972,510)	$ (1,739,189)	$ (28,881,516)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

DESIN-USAN-0509
1.791869.105

Fidelity Destiny® Portfolios:
Fidelity® Advisor

Diversified Stock Fund -

Class O

Semiannual Report

March 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class O	.53%
Actual		$ 1,000.00	$ 681.80	$ 2.22
Hypothetical A		$ 1,000.00	$ 1,022.29	$ 2.67
Class A	1.05%
Actual		$ 1,000.00	$ 680.30	$ 4.40
Hypothetical A		$ 1,000.00	$ 1,019.70	$ 5.29
Class T	1.32%
Actual		$ 1,000.00	$ 679.20	$ 5.53
Hypothetical A		$ 1,000.00	$ 1,018.35	$ 6.64
Class B	1.82%
Actual		$ 1,000.00	$ 677.30	$ 7.61
Hypothetical A		$ 1,000.00	$ 1,015.86	$ 9.15
Class C	1.82%
Actual		$ 1,000.00	$ 677.30	$ 7.61
Hypothetical A		$ 1,000.00	$ 1,015.86	$ 9.15
Institutional Class	.80%
Actual		$ 1,000.00	$ 680.90	$ 3.35
Hypothetical A		$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
MEMC Electronic Materials, Inc.	4.5	1.9
JPMorgan Chase & Co.	2.5	3.5
Chevron Corp.	2.5	1.7
Corning, Inc.	2.4	3.2
Wells Fargo & Co.	2.3	0.0
Johnson & Johnson	2.1	0.0
MasterCard, Inc. Class A	2.0	0.9
Exxon Mobil Corp.	1.9	2.8
Merck & Co., Inc.	1.9	0.9
Apple, Inc.	1.8	1.0
	23.9
Top Five Market Sectors as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.9	26.0
Health Care	14.5	10.7
Financials	12.5	16.1
Energy	10.6	11.5
Consumer Discretionary	10.6	6.7
Asset Allocation (% of fund's net assets)
As of March 31, 2009 *		As of September 30, 2008 **
	Stocks 98.3%		Stocks 99.7%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	13.7%	** Foreign investments	17.9%

Semiannual Report

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.1%
Johnson Controls, Inc.	125,000	$ 1,500,000
Automobiles - 0.6%
Toyota Motor Corp. sponsored ADR (e)	80,000	5,064,000
Winnebago Industries, Inc.	400,000	2,124,000
		7,188,000
Distributors - 0.4%
Li & Fung Ltd.	2,000,000	4,696,502
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.	175,000	2,642,500
International Game Technology	500,000	4,610,000
McCormick & Schmick's Seafood Restaurants (a)	441,908	1,732,279
P.F. Chang's China Bistro, Inc. (a)	75,000	1,716,000
Red Robin Gourmet Burgers, Inc. (a)	125,000	2,203,750
The Cheesecake Factory, Inc. (a)	400,000	4,580,000
Wendy's/Arby's Group, Inc.	650,000	3,269,500
		20,754,029
Household Durables - 1.0%
Centex Corp.	650,000	4,875,000
Meritage Homes Corp. (a)	100,000	1,142,000
Newell Rubbermaid, Inc.	1,000,000	6,380,000
		12,397,000
Internet & Catalog Retail - 0.5%
Expedia, Inc. (a)	300,000	2,724,000
Gaiam, Inc. Class A (a)	300,000	984,000
NutriSystem, Inc. (e)	175,000	2,497,250
		6,205,250
Media - 2.5%
Central European Media Enterprises Ltd. Class A (a)	125,000	1,432,500
Comcast Corp. Class A	950,000	12,958,000
DISH Network Corp. Class A (a)	300,000	3,333,000
New Frontier Media, Inc.	750,000	1,237,500
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,500,000	2,955,000
Time Warner Cable, Inc.	83,669	2,074,991
Time Warner, Inc.	333,333	6,433,327
		30,424,318
Multiline Retail - 0.7%
Target Corp.	250,000	8,597,500
Specialty Retail - 2.5%
AnnTaylor Stores Corp. (a)	750,000	3,900,000
Best Buy Co., Inc.	225,000	8,541,000
Dick's Sporting Goods, Inc. (a)	175,000	2,497,250
Lithia Motors, Inc. Class A (sub. vtg.)	400,000	900,000
Lowe's Companies, Inc.	550,000	10,037,500
MarineMax, Inc. (a)	37,071	72,659
OfficeMax, Inc.	275,277	858,864

	Shares	Value
Staples, Inc.	100,000	$ 1,811,000
The Men's Wearhouse, Inc.	200,000	3,028,000
		31,646,273
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc. (a)	750,000	7,177,500
TOTAL CONSUMER DISCRETIONARY		130,586,372
CONSUMER STAPLES - 7.4%
Beverages - 1.1%
Anheuser-Busch InBev NV	100,000	2,755,247
Coca-Cola Enterprises, Inc.	100,000	1,319,000
Constellation Brands, Inc. Class A (sub. vtg.) (a)	325,000	3,867,500
Diageo PLC sponsored ADR	75,000	3,356,250
Heckmann Corp. (a)(e)	375,000	1,807,500
		13,105,497
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	400,000	10,996,000
United Natural Foods, Inc. (a)	150,000	2,845,500
Whole Foods Market, Inc. (e)	200,000	3,360,000
		17,201,500
Food Products - 1.7%
Archer Daniels Midland Co.	100,000	2,778,000
Hain Celestial Group, Inc. (a)	50,000	712,000
Nestle SA (Reg.)	425,000	14,367,039
Tyson Foods, Inc. Class A	375,000	3,521,250
		21,378,289
Household Products - 2.2%
Energizer Holdings, Inc. (a)	225,000	11,180,250
Procter & Gamble Co.	350,000	16,481,500
		27,661,750
Personal Products - 0.5%
Avon Products, Inc.	300,000	5,769,000
Tobacco - 0.5%
Altria Group, Inc.	375,000	6,007,500
TOTAL CONSUMER STAPLES		91,123,536
ENERGY - 10.6%
Energy Equipment & Services - 1.7%
FMC Technologies, Inc. (a)	65,000	2,039,050
Helmerich & Payne, Inc.	250,000	5,692,500
Key Energy Services, Inc. (a)	500,000	1,440,000
Noble Corp.	275,000	6,624,750
North American Energy Partners, Inc. (a)	1,125,000	3,431,257
Smith International, Inc.	75,000	1,611,000
		20,838,557
Oil, Gas & Consumable Fuels - 8.9%
Anadarko Petroleum Corp.	100,000	3,889,000
Chevron Corp.	450,000	30,258,000
ConocoPhillips	200,000	7,832,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. (a)	100,000	$ 1,486,000
EOG Resources, Inc.	150,000	8,214,000
Exxon Mobil Corp.	350,000	23,835,000
Hess Corp.	125,000	6,775,000
Lukoil Oil Co. sponsored ADR	125,000	4,712,500
OAO Gazprom sponsored ADR	275,000	4,097,500
Petrobank Energy & Resources Ltd. (a)	125,000	2,325,558
Petroleo Brasileiro SA - Petrobras sponsored ADR	75,000	2,285,250
Suncor Energy, Inc.	125,000	2,790,670
Total SA sponsored ADR	175,000	8,585,500
Ultra Petroleum Corp. (a)	75,000	2,691,750
		109,777,728
TOTAL ENERGY		130,616,285
FINANCIALS - 12.5%
Capital Markets - 2.6%
AllianceBernstein Holding LP	200,000	2,944,000
Bank of New York Mellon Corp.	100,000	2,825,000
Federated Investors, Inc. Class B (non-vtg.)	50,000	1,113,000
Goldman Sachs Group, Inc.	100,000	10,602,000
Janus Capital Group, Inc.	750,000	4,987,500
KKR Private Equity Investors, LP (a)	1,250,000	3,662,500
Lazard Ltd. Class A	25,000	735,000
Morgan Stanley	160,000	3,643,200
State Street Corp.	50,000	1,539,000
		32,051,200
Commercial Banks - 2.8%
Alliance Financial Corp.	1,503	26,964
Huntington Bancshares, Inc.	500,000	830,000
M&T Bank Corp. (e)	25,000	1,131,000
PNC Financial Services Group, Inc.	150,000	4,393,500
Wells Fargo & Co.	2,000,000	28,480,000
		34,861,464
Consumer Finance - 0.3%
American Express Co.	100,000	1,363,000
Capital One Financial Corp.	225,000	2,754,000
		4,117,000
Diversified Financial Services - 4.9%
Bank of America Corp.	3,000,000	20,460,000
CIT Group, Inc.	1,250,000	3,562,500
Citigroup, Inc. (e)	750,000	1,897,500
Climate Exchange PLC (a)	100,000	1,176,536
JPMorgan Chase & Co.	1,150,000	30,567,000
KKR Financial Holdings LLC	3,500,000	3,115,000
		60,778,536

	Shares	Value
Insurance - 1.4%
Everest Re Group Ltd.	50,000	$ 3,540,000
Genworth Financial, Inc. Class A (non-vtg.)	950,000	1,805,000
Hartford Financial Services Group, Inc.	125,000	981,250
MetLife, Inc.	250,000	5,692,500
RenaissanceRe Holdings Ltd.	100,000	4,944,000
		16,962,750
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (e)	1,600,035	2,272,050
Radian Group, Inc.	2,000,000	3,640,000
		5,912,050
TOTAL FINANCIALS		154,683,000
HEALTH CARE - 14.5%
Biotechnology - 0.9%
Alnylam Pharmaceuticals, Inc. (a)	135,000	2,570,400
Amgen, Inc. (a)	125,000	6,190,000
Amylin Pharmaceuticals, Inc. (a)	175,000	2,056,250
		10,816,650
Health Care Equipment & Supplies - 1.7%
Conceptus, Inc. (a)	400,000	4,700,000
Edwards Lifesciences Corp. (a)	37,500	2,273,625
Intuitive Surgical, Inc. (a)	12,500	1,192,000
Inverness Medical Innovations, Inc. (a)	200,000	5,326,000
Medtronic, Inc.	130,300	3,839,941
Mindray Medical International Ltd. sponsored ADR (e)	200,000	3,702,000
Orthofix International NV (a)	18,700	346,324
		21,379,890
Health Care Providers & Services - 2.8%
DaVita, Inc. (a)	35,000	1,538,250
Express Scripts, Inc. (a)	50,000	2,308,500
Henry Schein, Inc. (a)	100,000	4,001,000
Humana, Inc. (a)	350,000	9,128,000
Medco Health Solutions, Inc. (a)	75,000	3,100,500
UnitedHealth Group, Inc.	400,000	8,372,000
WellPoint, Inc. (a)	150,000	5,695,500
		34,143,750
Health Care Technology - 0.4%
athenahealth, Inc. (a)	75,000	1,808,250
MedAssets, Inc. (a)	275,000	3,918,750
		5,727,000
Life Sciences Tools & Services - 0.8%
Charles River Laboratories International, Inc. (a)	115,000	3,129,150
Illumina, Inc. (a)	120,000	4,468,800
QIAGEN NV (a)	150,000	2,394,000
		9,991,950
Pharmaceuticals - 7.9%
Allergan, Inc.	75,000	3,582,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	500,000	$ 26,300,000
Merck & Co., Inc.	875,000	23,406,250
Pfizer, Inc.	1,250,000	17,025,000
Schering-Plough Corp.	525,000	12,363,750
Wyeth	350,000	15,064,000
		97,741,000
TOTAL HEALTH CARE		179,800,240
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	600,000	16,716,000
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	25,000	1,140,250
United Parcel Service, Inc. Class B	75,000	3,691,500
		4,831,750
Airlines - 0.1%
Delta Air Lines, Inc. (a)	100,000	563,000
UAL Corp. (a)	200,000	896,000
		1,459,000
Commercial Services & Supplies - 0.6%
Clean Harbors, Inc. (a)	50,000	2,400,000
Republic Services, Inc.	150,000	2,572,500
Ritchie Brothers Auctioneers, Inc. (e)	100,000	1,859,000
		6,831,500
Construction & Engineering - 0.2%
Chicago Bridge & Iron Co. NV (NY Shares)	150,000	940,500
Quanta Services, Inc. (a)	75,000	1,608,750
		2,549,250
Electrical Equipment - 3.1%
Evergreen Solar, Inc. (a)(e)	1,750,043	3,727,592
First Solar, Inc. (a)(e)	80,000	10,616,000
Gintech Energy Corp. GDR (a)(f)	565,000	1,218,742
Motech Industries, Inc.	1,000,000	2,770,002
Q-Cells SE (a)(e)	303,300	5,913,514
Renewable Energy Corp. AS (a)(e)	300,000	2,602,175
Rockwell Automation, Inc.	100,000	2,184,000
SolarWorld AG (e)	200,000	4,096,015
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	150,000	1,753,500
Vestas Wind Systems AS (a)	75,000	3,290,471
		38,172,011
Industrial Conglomerates - 0.8%
General Electric Co.	800,000	8,088,000
Tyco International Ltd.	75,000	1,467,000
		9,555,000
Machinery - 0.7%
Badger Meter, Inc.	75,000	2,166,750

	Shares	Value
Briggs & Stratton Corp.	75,000	$ 1,237,500
Deere & Co.	75,000	2,465,250
Illinois Tool Works, Inc.	75,000	2,313,750
Navistar International Corp. (a)	25,000	836,500
		9,019,750
Marine - 0.1%
Diana Shipping, Inc.	125,000	1,473,750
Professional Services - 0.2%
CoStar Group, Inc. (a)	100,135	3,029,084
Road & Rail - 0.2%
Ryder System, Inc.	100,000	2,831,000
TOTAL INDUSTRIALS		96,468,095
INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 5.8%
Cisco Systems, Inc. (a)	1,250,000	20,962,500
Corning, Inc.	2,250,000	29,857,500
Harris Corp.	100,000	2,894,000
Infinera Corp. (a)	169,800	1,256,520
Juniper Networks, Inc. (a)	575,000	8,659,500
Nice Systems Ltd. sponsored ADR (a)	332,400	8,263,464
		71,893,484
Computers & Peripherals - 3.4%
Apple, Inc. (a)	210,000	22,075,200
Hewlett-Packard Co.	485,000	15,549,100
HTC Corp.	125,000	1,536,025
NetApp, Inc. (a)	150,000	2,226,000
		41,386,325
Electronic Equipment & Components - 1.9%
Acacia Research Corp. - Acacia Technologies (a)	1,400,000	5,712,000
Arrow Electronics, Inc. (a)	250,000	4,765,000
BYD Co. Ltd. (H Shares)	1,000,000	1,842,474
Comverge, Inc. (a)	750,000	5,212,500
Everlight Electronics Co. Ltd.	1,500,000	2,758,214
Hon Hai Precision Industry Co. Ltd. (Foxconn)	700,000	1,582,142
LG Display Co. Ltd.	50,000	1,027,328
		22,899,658
Internet Software & Services - 3.5%
eBay, Inc. (a)	375,000	4,710,000
Equinix, Inc. (a)(e)	300,000	16,845,000
Google, Inc. Class A (sub. vtg.) (a)	55,000	19,143,300
Omniture, Inc. (a)	125,000	1,648,750
Terremark Worldwide, Inc. (a)	450,000	1,210,500
		43,557,550
IT Services - 4.9%
Cognizant Technology Solutions Corp. Class A (a)	1,000,000	20,790,000
MasterCard, Inc. Class A	150,000	25,122,000
Paychex, Inc.	325,000	8,342,750
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	100,000	$ 1,257,000
Visa, Inc.	100,000	5,560,000
		61,071,750
Semiconductors & Semiconductor Equipment - 6.8%
ARM Holdings PLC sponsored ADR	1,500,000	6,630,000
ASML Holding NV (NY Shares)	300,000	5,253,000
Intel Corp.	250,000	3,762,500
Lam Research Corp. (a)	300,000	6,831,000
MEMC Electronic Materials, Inc. (a)	3,350,101	55,243,163
National Semiconductor Corp.	300,020	3,081,205
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000,000	3,029,321
		83,830,189
Software - 1.6%
Adobe Systems, Inc. (a)	250,000	5,347,500
Autonomy Corp. PLC (a)	450,000	8,425,863
Electronic Arts, Inc. (a)	100,000	1,819,000
Salesforce.com, Inc. (a)	125,000	4,091,250
		19,683,613
TOTAL INFORMATION TECHNOLOGY		344,322,569
MATERIALS - 2.6%
Chemicals - 1.3%
Ashland, Inc.	73,600	760,288
Celanese Corp. Class A	34,800	465,276
Dow Chemical Co.	175,000	1,475,250
E.I. du Pont de Nemours & Co.	300,000	6,699,000
Lubrizol Corp.	75,000	2,550,750
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	60,000	1,593,600
The Mosaic Co.	50,000	2,099,000
		15,643,164
Construction Materials - 0.3%
Texas Industries, Inc. (e)	175,000	4,375,000
Metals & Mining - 1.0%
ArcelorMittal SA (NY Shares) Class A (e)	150,000	3,006,000
Nucor Corp.	112,500	4,294,125
Timminco Ltd. (a)(e)	1,182,000	2,391,289
United States Steel Corp.	125,000	2,641,250
		12,332,664
TOTAL MATERIALS		32,350,828
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.0%
Global Crossing Ltd. (a)	465,729	3,260,103
Level 3 Communications, Inc. (a)	1,500,000	1,380,000

	Shares	Value
PAETEC Holding Corp. (a)	1,000,000	$ 1,440,000
tw telecom, inc. (a)	350,000	3,062,500
Verizon Communications, Inc.	500,000	15,100,000
		24,242,603
Wireless Telecommunication Services - 0.4%
Bharti Airtel Ltd. (a)	200,000	2,475,391
NII Holdings, Inc. (a)	50,000	750,000
Sprint Nextel Corp. (a)	600,000	2,142,000
		5,367,391
TOTAL TELECOMMUNICATION SERVICES		29,609,994
UTILITIES - 2.0%
Electric Utilities - 1.8%
Entergy Corp.	150,000	10,213,500
Exelon Corp.	275,000	12,482,250
		22,695,750
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	400,000	2,324,000
TOTAL UTILITIES		25,019,750
TOTAL COMMON STOCKS (Cost $1,797,090,546)		1,214,580,669
Convertible Bonds - 0.0%
	Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (d)	$ 2,950,000	56,216
TOTAL CONVERTIBLE BONDS (Cost $843,465)		56,216
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 0.31% 5/14/09 (Cost $3,998,521)	4,000,000	3,999,212
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b)	20,823,466	$ 20,823,466
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	59,102,990	59,102,990
TOTAL MONEY MARKET FUNDS (Cost $79,926,456)		79,926,456
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $1,881,858,988)		1,298,562,553
NET OTHER ASSETS - (5.1)%		(63,172,420)
NET ASSETS - 100%		$ 1,235,390,133
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,218,742 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 156,516
Fidelity Securities Lending Cash Central Fund	1,302,633
Total	$ 1,459,149
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acacia Research Corp. - Acacia Technologies	$ 4,832,000	$ 50,010	$ 576,387	$ 0	$ 0
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,298,562,553	$ 1,291,060,622	$ 7,501,931	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.3%
United Kingdom	1.9%
Switzerland	1.8%
Canada	1.3%
Bermuda	1.2%
Others (individually less than 1%)	7.5%
100.0%
Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $42,755,310 all of which will expire on September 30, 2011.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $319,440,838 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $56,683,523) - See accompanying schedule: Unaffiliated issuers (cost $1,801,932,532)	$ 1,218,636,097
Fidelity Central Funds (cost $79,926,456)	79,926,456
Total Investments (cost $1,881,858,988)		$ 1,298,562,553
Receivable for investments sold		58,627,823
Receivable for fund shares sold		267,392
Dividends receivable		923,587
Distributions receivable from Fidelity Central Funds		167,347
Prepaid expenses		13,303
Other receivables		57,233
Total assets		1,358,619,238

Liabilities
Payable for investments purchased	$ 62,460,818
Payable for fund shares redeemed	973,279
Accrued management fee	419,978
Distribution fees payable	20,955
Other affiliated payables	109,521
Other payables and accrued expenses	141,564
Collateral on securities loaned, at value	59,102,990
Total liabilities		123,229,105

Net Assets		$ 1,235,390,133
Net Assets consist of:
Paid in capital		$ 2,692,329,638
Undistributed net investment income		3,188,838
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(876,814,846)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(583,313,497)
Net Assets		$ 1,235,390,133

Statement of Assets and Liabilities - continued

March 31, 2009 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,139,575,135 ÷ 140,991,461 shares)	$ 8.08

Class A: Net Asset Value and redemption price per share ($83,939,505 ÷ 10,571,717 shares)	$ 7.94

Maximum offering price per share (100/94.25 of $7.94)	$ 8.42
Class T: Net Asset Value and redemption price per share ($7,735,912 ÷ 976,301 shares)	$ 7.92

Maximum offering price per share (100/96.50 of $7.92)	$ 8.21
Class B: Net Asset Value and offering price per share ($627,570 ÷ 79,929 shares) A	$ 7.85

Class C: Net Asset Value and offering price per share ($1,559,896 ÷ 198,660 shares) A	$ 7.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,952,115 ÷ 236,632 shares)	$ 8.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Dividends		$ 12,559,908
Interest		2,055
Income from Fidelity Central Funds (including $1,302,633 from security lending)		1,459,149
Total income		14,021,112

Expenses
Management fee	$ 2,829,005
Transfer agent fees	206,551
Distribution fees	140,521
Accounting and security lending fees	303,126
Custodian fees and expenses	100,542
Independent trustees' compensation	4,758
Depreciation in deferred trustee compensation account	(2,793)
Registration fees	24,699
Audit	60,568
Legal	6,907
Interest	1,211
Miscellaneous	25,230
Total expenses before reductions	3,700,325
Expense reductions	(52,919)	3,647,406
Net investment income (loss)		10,373,706
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(438,064,681)
Other affiliated issuers	(406,702)
Foreign currency transactions	(77,462)
Futures contracts	(2,821,053)
Total net realized gain (loss)		(441,369,898)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $25,346)	(173,802,784)
Assets and liabilities in foreign currencies	25,985
Total change in net unrealized appreciation (depreciation)		(173,776,799)
Net gain (loss)		(615,146,697)
Net increase (decrease) in net assets resulting from operations		$ (604,772,991)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,373,706	$ 32,574,746
Net realized gain (loss)	(441,369,898)	(328,466,296)
Change in net unrealized appreciation (depreciation)	(173,776,799)	(576,306,666)
Net increase (decrease) in net assets resulting from operations	(604,772,991)	(872,198,216)
Distributions to shareholders from net investment income	(21,704,602)	(29,099,203)
Share transactions - net increase (decrease)	(42,757,289)	(330,088,276)
Total increase (decrease) in net assets	(669,234,882)	(1,231,385,695)

Net Assets
Beginning of period	1,904,625,015	3,136,010,710
End of period (including undistributed net investment income of $3,188,838 and undistributed net investment income of $23,968,403, respectively)	$ 1,235,390,133	$ 1,904,625,015

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.06	$ 17.44	$ 14.82	$ 13.51	$ 11.85	$ 11.06
Income from Investment Operations
Net investment income (loss) E	.07	.20	.15	.13	.16 H	.10
Net realized and unrealized gain (loss)	(3.90)	(5.41)	2.62	1.29	1.66	.78
Total from investment operations	(3.83)	(5.21)	2.77	1.42	1.82	.88
Distributions from net investment income	(.15)	(.17)	(.15)	(.11)	(.16)	(.09)
Net asset value, end of period	$ 8.08	$ 12.06	$ 17.44	$ 14.82	$ 13.51	$ 11.85
Total Return B, C, D	(31.82)%	(30.13)%	18.83%	10.55%	15.46%	7.96%
Ratios to Average Net Assets F, I
Expenses before reductions	.53% A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.53% A	.49%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.52% A	.48%	.48%	.48%	.44%	.47%
Net investment income (loss)	1.64% A	1.30%	.95%	.90%	1.27% H	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,139,575	$ 1,758,888	$ 2,878,127	$ 2,915,932	$ 2,988,758	$ 3,099,403
Portfolio turnover rate G	183% A	121%	148%	66%	130%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 L

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 17.07	$ 14.53	$ 13.24	$ 11.62	$ 10.87
Income from Investment Operations
Net investment income (loss) F	.05	.13	.08	.06	.08 I	- K
Net realized and unrealized gain (loss)	(3.82)	(5.29)	2.56	1.28	1.62	.77
Total from investment operations	(3.77)	(5.16)	2.64	1.34	1.70	.77
Distributions from net investment income	(.09)	(.11)	(.10)	(.05)	(.08)	(.02)
Net asset value, end of period	$ 7.94	$ 11.80	$ 17.07	$ 14.53	$ 13.24	$ 11.62
Total Return B, C, D, E	(31.97)%	(30.42)%	18.25%	10.13%	14.68%	7.08%
Ratios to Average Net Assets G, J
Expenses before reductions	1.05% A	.92%	.91%	.95%	1.09%	1.29%
Expenses net of fee waivers, if any	1.05% A	.92%	.91%	.95%	1.08%	1.29%
Expenses net of all reductions	1.04% A	.91%	.90%	.94%	1.03%	1.27%
Net investment income (loss)	1.11% A	.87%	.52%	.44%	.67% I	-%
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,940	$ 124,522	$ 182,686	$ 130,332	$ 80,938	$ 52,741
Portfolio turnover rate H	183% A	121%	148%	66%	130%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..22%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. LClass N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 16.91	$ 14.45	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.03	.08	.03	.02	- J
Net realized and unrealized gain (loss)	(3.78)	(5.26)	2.54	1.27	.40
Total from investment operations	(3.75)	(5.18)	2.57	1.29	.40
Distributions from net investment income	(.02)	(.04)	(.11)	(.08)	-
Net asset value, end of period	$ 7.92	$ 11.69	$ 16.91	$ 14.45	$ 13.24
Total Return B, C, D	(32.08)%	(30.69)%	17.90%	9.75%	3.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32% A	1.27%	1.23%	1.25%	1.18% A
Expenses net of fee waivers, if any	1.32% A	1.27%	1.23%	1.25%	1.18% A
Expenses net of all reductions	1.32% A	1.26%	1.22%	1.24%	1.13% A
Net investment income (loss)	.84% A	.53%	.20%	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,736	$ 12,444	$ 26,732	$ 12,646	$ 199
Portfolio turnover rate G	183% A	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class B

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 16.80	$ 14.38	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.01	- K	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	(3.75)	(5.21)	2.54	1.27	.40
Total from investment operations	(3.74)	(5.21)	2.48	1.21	.38
Distributions from net investment income	-	-	(.06)	(.05)	-
Net asset value, end of period	$ 7.85	$ 11.59	$ 16.80	$ 14.38	$ 13.22
Total Return B, C, D	(32.27)%	(31.01)%	17.26%	9.19%	2.96%
Ratios to Average Net Assets F, J
Expenses before reductions	1.82% A	1.79%	1.81%	1.82%	1.72% A
Expenses net of fee waivers, if any	1.82% A	1.79%	1.81%	1.82%	1.72% A
Expenses net of all reductions	1.82% A	1.78%	1.80%	1.81%	1.67% A
Net investment income (loss)	.34% A	-% H	(.37)%	(.42)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 628	$ 853	$ 1,356	$ 909	$ 106
Portfolio turnover rate G	183% A	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 16.80	$ 14.37	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.01	- J	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	(3.75)	(5.21)	2.54	1.28	.40
Total from investment operations	(3.74)	(5.21)	2.48	1.22	.38
Distributions from net investment income	-	-	(.05)	(.07)	-
Net asset value, end of period	$ 7.85	$ 11.59	$ 16.80	$ 14.37	$ 13.22
Total Return B, C, D	(32.27)%	(31.01)%	17.31%	9.20%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.79%	1.79%	1.84%	1.69% A
Expenses net of fee waivers, if any	1.82% A	1.79%	1.79%	1.84%	1.69% A
Expenses net of all reductions	1.81% A	1.78%	1.78%	1.84%	1.64% A
Net investment income (loss)	.34% A	.01%	(.36)%	(.45)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,560	$ 2,676	$ 4,897	$ 2,758	$ 103
Portfolio turnover rate G	183% A	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.15	$ 17.56	$ 14.77	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.06	.17	.12	.09	.01
Net realized and unrealized gain (loss)	(3.94)	(5.45)	2.67	1.29	.41
Total from investment operations	(3.88)	(5.28)	2.79	1.38	.42
Distributions from net investment income	(.02)	(.13)	-	(.11)	-
Net asset value, end of period	$ 8.25	$ 12.15	$ 17.56	$ 14.77	$ 13.50
Total Return B, C	(31.91)%	(30.25)%	18.89%	10.26%	3.21%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.69%	.65%	.77%	.69% A
Expenses net of fee waivers, if any	.80% A	.69%	.65%	.77%	.69% A
Expenses net of all reductions	.79% A	.69%	.64%	.76%	.64% A
Net investment income (loss)	1.37% A	1.10%	.78%	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,952	$ 5,242	$ 42,212	$ 579,483	$ 103
Portfolio turnover rate F	183% A	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issue resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 51,328,478
Unrealized depreciation	(692,653,737)
Net unrealized appreciation (depreciation)	$ (641,325,259)
Cost for federal income tax purposes	$ 1,939,887,812

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,228,010,119 and $1,297,350,730, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 107,929	$ 1,342
Class T	.25%	.25%	20,484	-
Class B	.75%	.25%	3,121	2,340
Class C	.75%	.25%	8,987	1,118
			$ 140,521	$ 4,800

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 800
Class T	-
Class B*	-
Class C*	-
$ 800

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 61,839.01
Class A	124,630.29
Class T	12,826.31
Class B	979.31
Class C	2,788.31
Institutional Class	3,489.28
	$ 206,551

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $69,193 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,640,000.87%		$ 1,211

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,566 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $50,240 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,679.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2009	Year ended September 30, 2008
From net investment income
Class O	$ 20,731,859	$ 27,569,037
Class A	945,813	1,164,481
Class T	20,415	63,471
Institutional Class	6,515	302,214
Total	$ 21,704,602	$ 29,099,203

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Class O
Shares sold	2,004,403	2,809,636	$ 16,862,032	$ 42,942,919
Reinvestment of distributions	2,111,096	1,406,128	17,416,562	23,327,681
Shares redeemed	(8,962,685)	(23,420,609)	(74,735,985)	(357,643,087)
Net increase (decrease)	(4,847,186)	(19,204,845)	$ (40,457,391)	$ (291,372,487)
Class A
Shares sold	1,307,001	1,916,877	$ 10,804,435	$ 29,044,672
Reinvestment of distributions	108,731	67,920	882,898	1,106,419
Shares redeemed	(1,394,280)	(2,133,670)	(11,324,543)	(31,565,740)
Net increase (decrease)	21,452	(148,873)	$ 362,790	$ (1,414,649)
Class T
Shares sold	122,443	144,111	$ 1,043,594	$ 2,148,071
Reinvestment of distributions	2,483	3,888	20,112	62,953
Shares redeemed	(212,751)	(664,659)	(1,775,877)	(9,666,105)
Net increase (decrease)	(87,825)	(516,660)	$ (712,171)	$ (7,455,081)
Class B
Shares sold	13,907	17,433	$ 115,875	$ 261,385
Shares redeemed	(7,571)	(24,585)	(59,250)	(355,361)
Net increase (decrease)	6,336	(7,152)	$ 56,625	$ (93,976)
Class C
Shares sold	34,682	36,917	$ 281,134	$ 534,062
Shares redeemed	(66,898)	(97,551)	(549,087)	(1,404,629)
Net increase (decrease)	(32,216)	(60,634)	$ (267,953)	$ (870,567)
Institutional Class
Shares sold	9,961	37,397	$ 85,962	$ 604,201
Reinvestment of distributions	599	4,675	5,046	78,258
Shares redeemed	(205,496)	(2,014,582)	(1,830,197)	(29,563,975)
Net increase (decrease)	(194,936)	(1,972,510)	$ (1,739,189)	$ (28,881,516)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

DESIO-USAN-0509
1.791867.105

Fidelity® Advisor

Diversified Stock Fund -

Class A, Class T, Class B and Class C

Semiannual Report

March 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class O	.53%
Actual		$ 1,000.00	$ 681.80	$ 2.22
Hypothetical A		$ 1,000.00	$ 1,022.29	$ 2.67
Class A	1.05%
Actual		$ 1,000.00	$ 680.30	$ 4.40
Hypothetical A		$ 1,000.00	$ 1,019.70	$ 5.29
Class T	1.32%
Actual		$ 1,000.00	$ 679.20	$ 5.53
Hypothetical A		$ 1,000.00	$ 1,018.35	$ 6.64
Class B	1.82%
Actual		$ 1,000.00	$ 677.30	$ 7.61
Hypothetical A		$ 1,000.00	$ 1,015.86	$ 9.15
Class C	1.82%
Actual		$ 1,000.00	$ 677.30	$ 7.61
Hypothetical A		$ 1,000.00	$ 1,015.86	$ 9.15
Institutional Class	.80%
Actual		$ 1,000.00	$ 680.90	$ 3.35
Hypothetical A		$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
MEMC Electronic Materials, Inc.	4.5	1.9
JPMorgan Chase & Co.	2.5	3.5
Chevron Corp.	2.5	1.7
Corning, Inc.	2.4	3.2
Wells Fargo & Co.	2.3	0.0
Johnson & Johnson	2.1	0.0
MasterCard, Inc. Class A	2.0	0.9
Exxon Mobil Corp.	1.9	2.8
Merck & Co., Inc.	1.9	0.9
Apple, Inc.	1.8	1.0
	23.9
Top Five Market Sectors as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.9	26.0
Health Care	14.5	10.7
Financials	12.5	16.1
Energy	10.6	11.5
Consumer Discretionary	10.6	6.7
Asset Allocation (% of fund's net assets)
As of March 31, 2009 *		As of September 30, 2008 **
	Stocks 98.3%		Stocks 99.7%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	13.7%	** Foreign investments	17.9%

Semiannual Report

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.1%
Johnson Controls, Inc.	125,000	$ 1,500,000
Automobiles - 0.6%
Toyota Motor Corp. sponsored ADR (e)	80,000	5,064,000
Winnebago Industries, Inc.	400,000	2,124,000
		7,188,000
Distributors - 0.4%
Li & Fung Ltd.	2,000,000	4,696,502
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.	175,000	2,642,500
International Game Technology	500,000	4,610,000
McCormick & Schmick's Seafood Restaurants (a)	441,908	1,732,279
P.F. Chang's China Bistro, Inc. (a)	75,000	1,716,000
Red Robin Gourmet Burgers, Inc. (a)	125,000	2,203,750
The Cheesecake Factory, Inc. (a)	400,000	4,580,000
Wendy's/Arby's Group, Inc.	650,000	3,269,500
		20,754,029
Household Durables - 1.0%
Centex Corp.	650,000	4,875,000
Meritage Homes Corp. (a)	100,000	1,142,000
Newell Rubbermaid, Inc.	1,000,000	6,380,000
		12,397,000
Internet & Catalog Retail - 0.5%
Expedia, Inc. (a)	300,000	2,724,000
Gaiam, Inc. Class A (a)	300,000	984,000
NutriSystem, Inc. (e)	175,000	2,497,250
		6,205,250
Media - 2.5%
Central European Media Enterprises Ltd. Class A (a)	125,000	1,432,500
Comcast Corp. Class A	950,000	12,958,000
DISH Network Corp. Class A (a)	300,000	3,333,000
New Frontier Media, Inc.	750,000	1,237,500
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,500,000	2,955,000
Time Warner Cable, Inc.	83,669	2,074,991
Time Warner, Inc.	333,333	6,433,327
		30,424,318
Multiline Retail - 0.7%
Target Corp.	250,000	8,597,500
Specialty Retail - 2.5%
AnnTaylor Stores Corp. (a)	750,000	3,900,000
Best Buy Co., Inc.	225,000	8,541,000
Dick's Sporting Goods, Inc. (a)	175,000	2,497,250
Lithia Motors, Inc. Class A (sub. vtg.)	400,000	900,000
Lowe's Companies, Inc.	550,000	10,037,500
MarineMax, Inc. (a)	37,071	72,659
OfficeMax, Inc.	275,277	858,864

	Shares	Value
Staples, Inc.	100,000	$ 1,811,000
The Men's Wearhouse, Inc.	200,000	3,028,000
		31,646,273
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc. (a)	750,000	7,177,500
TOTAL CONSUMER DISCRETIONARY		130,586,372
CONSUMER STAPLES - 7.4%
Beverages - 1.1%
Anheuser-Busch InBev NV	100,000	2,755,247
Coca-Cola Enterprises, Inc.	100,000	1,319,000
Constellation Brands, Inc. Class A (sub. vtg.) (a)	325,000	3,867,500
Diageo PLC sponsored ADR	75,000	3,356,250
Heckmann Corp. (a)(e)	375,000	1,807,500
		13,105,497
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	400,000	10,996,000
United Natural Foods, Inc. (a)	150,000	2,845,500
Whole Foods Market, Inc. (e)	200,000	3,360,000
		17,201,500
Food Products - 1.7%
Archer Daniels Midland Co.	100,000	2,778,000
Hain Celestial Group, Inc. (a)	50,000	712,000
Nestle SA (Reg.)	425,000	14,367,039
Tyson Foods, Inc. Class A	375,000	3,521,250
		21,378,289
Household Products - 2.2%
Energizer Holdings, Inc. (a)	225,000	11,180,250
Procter & Gamble Co.	350,000	16,481,500
		27,661,750
Personal Products - 0.5%
Avon Products, Inc.	300,000	5,769,000
Tobacco - 0.5%
Altria Group, Inc.	375,000	6,007,500
TOTAL CONSUMER STAPLES		91,123,536
ENERGY - 10.6%
Energy Equipment & Services - 1.7%
FMC Technologies, Inc. (a)	65,000	2,039,050
Helmerich & Payne, Inc.	250,000	5,692,500
Key Energy Services, Inc. (a)	500,000	1,440,000
Noble Corp.	275,000	6,624,750
North American Energy Partners, Inc. (a)	1,125,000	3,431,257
Smith International, Inc.	75,000	1,611,000
		20,838,557
Oil, Gas & Consumable Fuels - 8.9%
Anadarko Petroleum Corp.	100,000	3,889,000
Chevron Corp.	450,000	30,258,000
ConocoPhillips	200,000	7,832,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. (a)	100,000	$ 1,486,000
EOG Resources, Inc.	150,000	8,214,000
Exxon Mobil Corp.	350,000	23,835,000
Hess Corp.	125,000	6,775,000
Lukoil Oil Co. sponsored ADR	125,000	4,712,500
OAO Gazprom sponsored ADR	275,000	4,097,500
Petrobank Energy & Resources Ltd. (a)	125,000	2,325,558
Petroleo Brasileiro SA - Petrobras sponsored ADR	75,000	2,285,250
Suncor Energy, Inc.	125,000	2,790,670
Total SA sponsored ADR	175,000	8,585,500
Ultra Petroleum Corp. (a)	75,000	2,691,750
		109,777,728
TOTAL ENERGY		130,616,285
FINANCIALS - 12.5%
Capital Markets - 2.6%
AllianceBernstein Holding LP	200,000	2,944,000
Bank of New York Mellon Corp.	100,000	2,825,000
Federated Investors, Inc. Class B (non-vtg.)	50,000	1,113,000
Goldman Sachs Group, Inc.	100,000	10,602,000
Janus Capital Group, Inc.	750,000	4,987,500
KKR Private Equity Investors, LP (a)	1,250,000	3,662,500
Lazard Ltd. Class A	25,000	735,000
Morgan Stanley	160,000	3,643,200
State Street Corp.	50,000	1,539,000
		32,051,200
Commercial Banks - 2.8%
Alliance Financial Corp.	1,503	26,964
Huntington Bancshares, Inc.	500,000	830,000
M&T Bank Corp. (e)	25,000	1,131,000
PNC Financial Services Group, Inc.	150,000	4,393,500
Wells Fargo & Co.	2,000,000	28,480,000
		34,861,464
Consumer Finance - 0.3%
American Express Co.	100,000	1,363,000
Capital One Financial Corp.	225,000	2,754,000
		4,117,000
Diversified Financial Services - 4.9%
Bank of America Corp.	3,000,000	20,460,000
CIT Group, Inc.	1,250,000	3,562,500
Citigroup, Inc. (e)	750,000	1,897,500
Climate Exchange PLC (a)	100,000	1,176,536
JPMorgan Chase & Co.	1,150,000	30,567,000
KKR Financial Holdings LLC	3,500,000	3,115,000
		60,778,536

	Shares	Value
Insurance - 1.4%
Everest Re Group Ltd.	50,000	$ 3,540,000
Genworth Financial, Inc. Class A (non-vtg.)	950,000	1,805,000
Hartford Financial Services Group, Inc.	125,000	981,250
MetLife, Inc.	250,000	5,692,500
RenaissanceRe Holdings Ltd.	100,000	4,944,000
		16,962,750
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (e)	1,600,035	2,272,050
Radian Group, Inc.	2,000,000	3,640,000
		5,912,050
TOTAL FINANCIALS		154,683,000
HEALTH CARE - 14.5%
Biotechnology - 0.9%
Alnylam Pharmaceuticals, Inc. (a)	135,000	2,570,400
Amgen, Inc. (a)	125,000	6,190,000
Amylin Pharmaceuticals, Inc. (a)	175,000	2,056,250
		10,816,650
Health Care Equipment & Supplies - 1.7%
Conceptus, Inc. (a)	400,000	4,700,000
Edwards Lifesciences Corp. (a)	37,500	2,273,625
Intuitive Surgical, Inc. (a)	12,500	1,192,000
Inverness Medical Innovations, Inc. (a)	200,000	5,326,000
Medtronic, Inc.	130,300	3,839,941
Mindray Medical International Ltd. sponsored ADR (e)	200,000	3,702,000
Orthofix International NV (a)	18,700	346,324
		21,379,890
Health Care Providers & Services - 2.8%
DaVita, Inc. (a)	35,000	1,538,250
Express Scripts, Inc. (a)	50,000	2,308,500
Henry Schein, Inc. (a)	100,000	4,001,000
Humana, Inc. (a)	350,000	9,128,000
Medco Health Solutions, Inc. (a)	75,000	3,100,500
UnitedHealth Group, Inc.	400,000	8,372,000
WellPoint, Inc. (a)	150,000	5,695,500
		34,143,750
Health Care Technology - 0.4%
athenahealth, Inc. (a)	75,000	1,808,250
MedAssets, Inc. (a)	275,000	3,918,750
		5,727,000
Life Sciences Tools & Services - 0.8%
Charles River Laboratories International, Inc. (a)	115,000	3,129,150
Illumina, Inc. (a)	120,000	4,468,800
QIAGEN NV (a)	150,000	2,394,000
		9,991,950
Pharmaceuticals - 7.9%
Allergan, Inc.	75,000	3,582,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	500,000	$ 26,300,000
Merck & Co., Inc.	875,000	23,406,250
Pfizer, Inc.	1,250,000	17,025,000
Schering-Plough Corp.	525,000	12,363,750
Wyeth	350,000	15,064,000
		97,741,000
TOTAL HEALTH CARE		179,800,240
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	600,000	16,716,000
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	25,000	1,140,250
United Parcel Service, Inc. Class B	75,000	3,691,500
		4,831,750
Airlines - 0.1%
Delta Air Lines, Inc. (a)	100,000	563,000
UAL Corp. (a)	200,000	896,000
		1,459,000
Commercial Services & Supplies - 0.6%
Clean Harbors, Inc. (a)	50,000	2,400,000
Republic Services, Inc.	150,000	2,572,500
Ritchie Brothers Auctioneers, Inc. (e)	100,000	1,859,000
		6,831,500
Construction & Engineering - 0.2%
Chicago Bridge & Iron Co. NV (NY Shares)	150,000	940,500
Quanta Services, Inc. (a)	75,000	1,608,750
		2,549,250
Electrical Equipment - 3.1%
Evergreen Solar, Inc. (a)(e)	1,750,043	3,727,592
First Solar, Inc. (a)(e)	80,000	10,616,000
Gintech Energy Corp. GDR (a)(f)	565,000	1,218,742
Motech Industries, Inc.	1,000,000	2,770,002
Q-Cells SE (a)(e)	303,300	5,913,514
Renewable Energy Corp. AS (a)(e)	300,000	2,602,175
Rockwell Automation, Inc.	100,000	2,184,000
SolarWorld AG (e)	200,000	4,096,015
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	150,000	1,753,500
Vestas Wind Systems AS (a)	75,000	3,290,471
		38,172,011
Industrial Conglomerates - 0.8%
General Electric Co.	800,000	8,088,000
Tyco International Ltd.	75,000	1,467,000
		9,555,000
Machinery - 0.7%
Badger Meter, Inc.	75,000	2,166,750

	Shares	Value
Briggs & Stratton Corp.	75,000	$ 1,237,500
Deere & Co.	75,000	2,465,250
Illinois Tool Works, Inc.	75,000	2,313,750
Navistar International Corp. (a)	25,000	836,500
		9,019,750
Marine - 0.1%
Diana Shipping, Inc.	125,000	1,473,750
Professional Services - 0.2%
CoStar Group, Inc. (a)	100,135	3,029,084
Road & Rail - 0.2%
Ryder System, Inc.	100,000	2,831,000
TOTAL INDUSTRIALS		96,468,095
INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 5.8%
Cisco Systems, Inc. (a)	1,250,000	20,962,500
Corning, Inc.	2,250,000	29,857,500
Harris Corp.	100,000	2,894,000
Infinera Corp. (a)	169,800	1,256,520
Juniper Networks, Inc. (a)	575,000	8,659,500
Nice Systems Ltd. sponsored ADR (a)	332,400	8,263,464
		71,893,484
Computers & Peripherals - 3.4%
Apple, Inc. (a)	210,000	22,075,200
Hewlett-Packard Co.	485,000	15,549,100
HTC Corp.	125,000	1,536,025
NetApp, Inc. (a)	150,000	2,226,000
		41,386,325
Electronic Equipment & Components - 1.9%
Acacia Research Corp. - Acacia Technologies (a)	1,400,000	5,712,000
Arrow Electronics, Inc. (a)	250,000	4,765,000
BYD Co. Ltd. (H Shares)	1,000,000	1,842,474
Comverge, Inc. (a)	750,000	5,212,500
Everlight Electronics Co. Ltd.	1,500,000	2,758,214
Hon Hai Precision Industry Co. Ltd. (Foxconn)	700,000	1,582,142
LG Display Co. Ltd.	50,000	1,027,328
		22,899,658
Internet Software & Services - 3.5%
eBay, Inc. (a)	375,000	4,710,000
Equinix, Inc. (a)(e)	300,000	16,845,000
Google, Inc. Class A (sub. vtg.) (a)	55,000	19,143,300
Omniture, Inc. (a)	125,000	1,648,750
Terremark Worldwide, Inc. (a)	450,000	1,210,500
		43,557,550
IT Services - 4.9%
Cognizant Technology Solutions Corp. Class A (a)	1,000,000	20,790,000
MasterCard, Inc. Class A	150,000	25,122,000
Paychex, Inc.	325,000	8,342,750
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	100,000	$ 1,257,000
Visa, Inc.	100,000	5,560,000
		61,071,750
Semiconductors & Semiconductor Equipment - 6.8%
ARM Holdings PLC sponsored ADR	1,500,000	6,630,000
ASML Holding NV (NY Shares)	300,000	5,253,000
Intel Corp.	250,000	3,762,500
Lam Research Corp. (a)	300,000	6,831,000
MEMC Electronic Materials, Inc. (a)	3,350,101	55,243,163
National Semiconductor Corp.	300,020	3,081,205
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000,000	3,029,321
		83,830,189
Software - 1.6%
Adobe Systems, Inc. (a)	250,000	5,347,500
Autonomy Corp. PLC (a)	450,000	8,425,863
Electronic Arts, Inc. (a)	100,000	1,819,000
Salesforce.com, Inc. (a)	125,000	4,091,250
		19,683,613
TOTAL INFORMATION TECHNOLOGY		344,322,569
MATERIALS - 2.6%
Chemicals - 1.3%
Ashland, Inc.	73,600	760,288
Celanese Corp. Class A	34,800	465,276
Dow Chemical Co.	175,000	1,475,250
E.I. du Pont de Nemours & Co.	300,000	6,699,000
Lubrizol Corp.	75,000	2,550,750
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	60,000	1,593,600
The Mosaic Co.	50,000	2,099,000
		15,643,164
Construction Materials - 0.3%
Texas Industries, Inc. (e)	175,000	4,375,000
Metals & Mining - 1.0%
ArcelorMittal SA (NY Shares) Class A (e)	150,000	3,006,000
Nucor Corp.	112,500	4,294,125
Timminco Ltd. (a)(e)	1,182,000	2,391,289
United States Steel Corp.	125,000	2,641,250
		12,332,664
TOTAL MATERIALS		32,350,828
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.0%
Global Crossing Ltd. (a)	465,729	3,260,103
Level 3 Communications, Inc. (a)	1,500,000	1,380,000

	Shares	Value
PAETEC Holding Corp. (a)	1,000,000	$ 1,440,000
tw telecom, inc. (a)	350,000	3,062,500
Verizon Communications, Inc.	500,000	15,100,000
		24,242,603
Wireless Telecommunication Services - 0.4%
Bharti Airtel Ltd. (a)	200,000	2,475,391
NII Holdings, Inc. (a)	50,000	750,000
Sprint Nextel Corp. (a)	600,000	2,142,000
		5,367,391
TOTAL TELECOMMUNICATION SERVICES		29,609,994
UTILITIES - 2.0%
Electric Utilities - 1.8%
Entergy Corp.	150,000	10,213,500
Exelon Corp.	275,000	12,482,250
		22,695,750
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	400,000	2,324,000
TOTAL UTILITIES		25,019,750
TOTAL COMMON STOCKS (Cost $1,797,090,546)		1,214,580,669
Convertible Bonds - 0.0%
	Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (d)	$ 2,950,000	56,216
TOTAL CONVERTIBLE BONDS (Cost $843,465)		56,216
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 0.31% 5/14/09 (Cost $3,998,521)	4,000,000	3,999,212
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b)	20,823,466	$ 20,823,466
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	59,102,990	59,102,990
TOTAL MONEY MARKET FUNDS (Cost $79,926,456)		79,926,456
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $1,881,858,988)		1,298,562,553
NET OTHER ASSETS - (5.1)%		(63,172,420)
NET ASSETS - 100%		$ 1,235,390,133
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,218,742 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 156,516
Fidelity Securities Lending Cash Central Fund	1,302,633
Total	$ 1,459,149
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acacia Research Corp. - Acacia Technologies	$ 4,832,000	$ 50,010	$ 576,387	$ 0	$ 0
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,298,562,553	$ 1,291,060,622	$ 7,501,931	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.3%
United Kingdom	1.9%
Switzerland	1.8%
Canada	1.3%
Bermuda	1.2%
Others (individually less than 1%)	7.5%
100.0%
Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $42,755,310 all of which will expire on September 30, 2011.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $319,440,838 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $56,683,523) - See accompanying schedule: Unaffiliated issuers (cost $1,801,932,532)	$ 1,218,636,097
Fidelity Central Funds (cost $79,926,456)	79,926,456
Total Investments (cost $1,881,858,988)		$ 1,298,562,553
Receivable for investments sold		58,627,823
Receivable for fund shares sold		267,392
Dividends receivable		923,587
Distributions receivable from Fidelity Central Funds		167,347
Prepaid expenses		13,303
Other receivables		57,233
Total assets		1,358,619,238

Liabilities
Payable for investments purchased	$ 62,460,818
Payable for fund shares redeemed	973,279
Accrued management fee	419,978
Distribution fees payable	20,955
Other affiliated payables	109,521
Other payables and accrued expenses	141,564
Collateral on securities loaned, at value	59,102,990
Total liabilities		123,229,105

Net Assets		$ 1,235,390,133
Net Assets consist of:
Paid in capital		$ 2,692,329,638
Undistributed net investment income		3,188,838
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(876,814,846)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(583,313,497)
Net Assets		$ 1,235,390,133

Statement of Assets and Liabilities - continued

March 31, 2009 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,139,575,135 ÷ 140,991,461 shares)	$ 8.08

Class A: Net Asset Value and redemption price per share ($83,939,505 ÷ 10,571,717 shares)	$ 7.94

Maximum offering price per share (100/94.25 of $7.94)	$ 8.42
Class T: Net Asset Value and redemption price per share ($7,735,912 ÷ 976,301 shares)	$ 7.92

Maximum offering price per share (100/96.50 of $7.92)	$ 8.21
Class B: Net Asset Value and offering price per share ($627,570 ÷ 79,929 shares) A	$ 7.85

Class C: Net Asset Value and offering price per share ($1,559,896 ÷ 198,660 shares) A	$ 7.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,952,115 ÷ 236,632 shares)	$ 8.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Dividends		$ 12,559,908
Interest		2,055
Income from Fidelity Central Funds (including $1,302,633 from security lending)		1,459,149
Total income		14,021,112

Expenses
Management fee	$ 2,829,005
Transfer agent fees	206,551
Distribution fees	140,521
Accounting and security lending fees	303,126
Custodian fees and expenses	100,542
Independent trustees' compensation	4,758
Depreciation in deferred trustee compensation account	(2,793)
Registration fees	24,699
Audit	60,568
Legal	6,907
Interest	1,211
Miscellaneous	25,230
Total expenses before reductions	3,700,325
Expense reductions	(52,919)	3,647,406
Net investment income (loss)		10,373,706
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(438,064,681)
Other affiliated issuers	(406,702)
Foreign currency transactions	(77,462)
Futures contracts	(2,821,053)
Total net realized gain (loss)		(441,369,898)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $25,346)	(173,802,784)
Assets and liabilities in foreign currencies	25,985
Total change in net unrealized appreciation (depreciation)		(173,776,799)
Net gain (loss)		(615,146,697)
Net increase (decrease) in net assets resulting from operations		$ (604,772,991)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,373,706	$ 32,574,746
Net realized gain (loss)	(441,369,898)	(328,466,296)
Change in net unrealized appreciation (depreciation)	(173,776,799)	(576,306,666)
Net increase (decrease) in net assets resulting from operations	(604,772,991)	(872,198,216)
Distributions to shareholders from net investment income	(21,704,602)	(29,099,203)
Share transactions - net increase (decrease)	(42,757,289)	(330,088,276)
Total increase (decrease) in net assets	(669,234,882)	(1,231,385,695)

Net Assets
Beginning of period	1,904,625,015	3,136,010,710
End of period (including undistributed net investment income of $3,188,838 and undistributed net investment income of $23,968,403, respectively)	$ 1,235,390,133	$ 1,904,625,015

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.06	$ 17.44	$ 14.82	$ 13.51	$ 11.85	$ 11.06
Income from Investment Operations
Net investment income (loss) E	.07	.20	.15	.13	.16 H	.10
Net realized and unrealized gain (loss)	(3.90)	(5.41)	2.62	1.29	1.66	.78
Total from investment operations	(3.83)	(5.21)	2.77	1.42	1.82	.88
Distributions from net investment income	(.15)	(.17)	(.15)	(.11)	(.16)	(.09)
Net asset value, end of period	$ 8.08	$ 12.06	$ 17.44	$ 14.82	$ 13.51	$ 11.85
Total Return B, C, D	(31.82)%	(30.13)%	18.83%	10.55%	15.46%	7.96%
Ratios to Average Net Assets F, I
Expenses before reductions	.53% A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.53% A	.49%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.52% A	.48%	.48%	.48%	.44%	.47%
Net investment income (loss)	1.64% A	1.30%	.95%	.90%	1.27% H	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,139,575	$ 1,758,888	$ 2,878,127	$ 2,915,932	$ 2,988,758	$ 3,099,403
Portfolio turnover rate G	183% A	121%	148%	66%	130%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 L

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 17.07	$ 14.53	$ 13.24	$ 11.62	$ 10.87
Income from Investment Operations
Net investment income (loss) F	.05	.13	.08	.06	.08 I	- K
Net realized and unrealized gain (loss)	(3.82)	(5.29)	2.56	1.28	1.62	.77
Total from investment operations	(3.77)	(5.16)	2.64	1.34	1.70	.77
Distributions from net investment income	(.09)	(.11)	(.10)	(.05)	(.08)	(.02)
Net asset value, end of period	$ 7.94	$ 11.80	$ 17.07	$ 14.53	$ 13.24	$ 11.62
Total Return B, C, D, E	(31.97)%	(30.42)%	18.25%	10.13%	14.68%	7.08%
Ratios to Average Net Assets G, J
Expenses before reductions	1.05% A	.92%	.91%	.95%	1.09%	1.29%
Expenses net of fee waivers, if any	1.05% A	.92%	.91%	.95%	1.08%	1.29%
Expenses net of all reductions	1.04% A	.91%	.90%	.94%	1.03%	1.27%
Net investment income (loss)	1.11% A	.87%	.52%	.44%	.67% I	-%
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,940	$ 124,522	$ 182,686	$ 130,332	$ 80,938	$ 52,741
Portfolio turnover rate H	183% A	121%	148%	66%	130%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..22%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. LClass N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 16.91	$ 14.45	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.03	.08	.03	.02	- J
Net realized and unrealized gain (loss)	(3.78)	(5.26)	2.54	1.27	.40
Total from investment operations	(3.75)	(5.18)	2.57	1.29	.40
Distributions from net investment income	(.02)	(.04)	(.11)	(.08)	-
Net asset value, end of period	$ 7.92	$ 11.69	$ 16.91	$ 14.45	$ 13.24
Total Return B, C, D	(32.08)%	(30.69)%	17.90%	9.75%	3.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32% A	1.27%	1.23%	1.25%	1.18% A
Expenses net of fee waivers, if any	1.32% A	1.27%	1.23%	1.25%	1.18% A
Expenses net of all reductions	1.32% A	1.26%	1.22%	1.24%	1.13% A
Net investment income (loss)	.84% A	.53%	.20%	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,736	$ 12,444	$ 26,732	$ 12,646	$ 199
Portfolio turnover rate G	183% A	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class B

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 16.80	$ 14.38	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.01	- K	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	(3.75)	(5.21)	2.54	1.27	.40
Total from investment operations	(3.74)	(5.21)	2.48	1.21	.38
Distributions from net investment income	-	-	(.06)	(.05)	-
Net asset value, end of period	$ 7.85	$ 11.59	$ 16.80	$ 14.38	$ 13.22
Total Return B, C, D	(32.27)%	(31.01)%	17.26%	9.19%	2.96%
Ratios to Average Net Assets F, J
Expenses before reductions	1.82% A	1.79%	1.81%	1.82%	1.72% A
Expenses net of fee waivers, if any	1.82% A	1.79%	1.81%	1.82%	1.72% A
Expenses net of all reductions	1.82% A	1.78%	1.80%	1.81%	1.67% A
Net investment income (loss)	.34% A	-% H	(.37)%	(.42)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 628	$ 853	$ 1,356	$ 909	$ 106
Portfolio turnover rate G	183% A	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 16.80	$ 14.37	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.01	- J	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	(3.75)	(5.21)	2.54	1.28	.40
Total from investment operations	(3.74)	(5.21)	2.48	1.22	.38
Distributions from net investment income	-	-	(.05)	(.07)	-
Net asset value, end of period	$ 7.85	$ 11.59	$ 16.80	$ 14.37	$ 13.22
Total Return B, C, D	(32.27)%	(31.01)%	17.31%	9.20%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.79%	1.79%	1.84%	1.69% A
Expenses net of fee waivers, if any	1.82% A	1.79%	1.79%	1.84%	1.69% A
Expenses net of all reductions	1.81% A	1.78%	1.78%	1.84%	1.64% A
Net investment income (loss)	.34% A	.01%	(.36)%	(.45)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,560	$ 2,676	$ 4,897	$ 2,758	$ 103
Portfolio turnover rate G	183% A	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.15	$ 17.56	$ 14.77	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.06	.17	.12	.09	.01
Net realized and unrealized gain (loss)	(3.94)	(5.45)	2.67	1.29	.41
Total from investment operations	(3.88)	(5.28)	2.79	1.38	.42
Distributions from net investment income	(.02)	(.13)	-	(.11)	-
Net asset value, end of period	$ 8.25	$ 12.15	$ 17.56	$ 14.77	$ 13.50
Total Return B, C	(31.91)%	(30.25)%	18.89%	10.26%	3.21%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.69%	.65%	.77%	.69% A
Expenses net of fee waivers, if any	.80% A	.69%	.65%	.77%	.69% A
Expenses net of all reductions	.79% A	.69%	.64%	.76%	.64% A
Net investment income (loss)	1.37% A	1.10%	.78%	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,952	$ 5,242	$ 42,212	$ 579,483	$ 103
Portfolio turnover rate F	183% A	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issue resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 51,328,478
Unrealized depreciation	(692,653,737)
Net unrealized appreciation (depreciation)	$ (641,325,259)
Cost for federal income tax purposes	$ 1,939,887,812

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,228,010,119 and $1,297,350,730, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 107,929	$ 1,342
Class T	.25%	.25%	20,484	-
Class B	.75%	.25%	3,121	2,340
Class C	.75%	.25%	8,987	1,118
			$ 140,521	$ 4,800

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 800
Class T	-
Class B*	-
Class C*	-
$ 800

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 61,839.01
Class A	124,630.29
Class T	12,826.31
Class B	979.31
Class C	2,788.31
Institutional Class	3,489.28
	$ 206,551

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $69,193 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,640,000.87%		$ 1,211

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,566 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $50,240 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,679.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2009	Year ended September 30, 2008
From net investment income
Class O	$ 20,731,859	$ 27,569,037
Class A	945,813	1,164,481
Class T	20,415	63,471
Institutional Class	6,515	302,214
Total	$ 21,704,602	$ 29,099,203

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Class O
Shares sold	2,004,403	2,809,636	$ 16,862,032	$ 42,942,919
Reinvestment of distributions	2,111,096	1,406,128	17,416,562	23,327,681
Shares redeemed	(8,962,685)	(23,420,609)	(74,735,985)	(357,643,087)
Net increase (decrease)	(4,847,186)	(19,204,845)	$ (40,457,391)	$ (291,372,487)
Class A
Shares sold	1,307,001	1,916,877	$ 10,804,435	$ 29,044,672
Reinvestment of distributions	108,731	67,920	882,898	1,106,419
Shares redeemed	(1,394,280)	(2,133,670)	(11,324,543)	(31,565,740)
Net increase (decrease)	21,452	(148,873)	$ 362,790	$ (1,414,649)
Class T
Shares sold	122,443	144,111	$ 1,043,594	$ 2,148,071
Reinvestment of distributions	2,483	3,888	20,112	62,953
Shares redeemed	(212,751)	(664,659)	(1,775,877)	(9,666,105)
Net increase (decrease)	(87,825)	(516,660)	$ (712,171)	$ (7,455,081)
Class B
Shares sold	13,907	17,433	$ 115,875	$ 261,385
Shares redeemed	(7,571)	(24,585)	(59,250)	(355,361)
Net increase (decrease)	6,336	(7,152)	$ 56,625	$ (93,976)
Class C
Shares sold	34,682	36,917	$ 281,134	$ 534,062
Shares redeemed	(66,898)	(97,551)	(549,087)	(1,404,629)
Net increase (decrease)	(32,216)	(60,634)	$ (267,953)	$ (870,567)
Institutional Class
Shares sold	9,961	37,397	$ 85,962	$ 604,201
Reinvestment of distributions	599	4,675	5,046	78,258
Shares redeemed	(205,496)	(2,014,582)	(1,830,197)	(29,563,975)
Net increase (decrease)	(194,936)	(1,972,510)	$ (1,739,189)	$ (28,881,516)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-advisers

FMR Co., Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

ADESI-USAN-0509
1.814746.103

Fidelity® Advisor

Diversified Stock Fund -

Institutional Class

Semiannual Report

March 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class O	.53%
Actual		$ 1,000.00	$ 681.80	$ 2.22
Hypothetical A		$ 1,000.00	$ 1,022.29	$ 2.67
Class A	1.05%
Actual		$ 1,000.00	$ 680.30	$ 4.40
Hypothetical A		$ 1,000.00	$ 1,019.70	$ 5.29
Class T	1.32%
Actual		$ 1,000.00	$ 679.20	$ 5.53
Hypothetical A		$ 1,000.00	$ 1,018.35	$ 6.64
Class B	1.82%
Actual		$ 1,000.00	$ 677.30	$ 7.61
Hypothetical A		$ 1,000.00	$ 1,015.86	$ 9.15
Class C	1.82%
Actual		$ 1,000.00	$ 677.30	$ 7.61
Hypothetical A		$ 1,000.00	$ 1,015.86	$ 9.15
Institutional Class	.80%
Actual		$ 1,000.00	$ 680.90	$ 3.35
Hypothetical A		$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
MEMC Electronic Materials, Inc.	4.5	1.9
JPMorgan Chase & Co.	2.5	3.5
Chevron Corp.	2.5	1.7
Corning, Inc.	2.4	3.2
Wells Fargo & Co.	2.3	0.0
Johnson & Johnson	2.1	0.0
MasterCard, Inc. Class A	2.0	0.9
Exxon Mobil Corp.	1.9	2.8
Merck & Co., Inc.	1.9	0.9
Apple, Inc.	1.8	1.0
	23.9
Top Five Market Sectors as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.9	26.0
Health Care	14.5	10.7
Financials	12.5	16.1
Energy	10.6	11.5
Consumer Discretionary	10.6	6.7
Asset Allocation (% of fund's net assets)
As of March 31, 2009 *		As of September 30, 2008 **
	Stocks 98.3%		Stocks 99.7%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	13.7%	** Foreign investments	17.9%

Semiannual Report

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.1%
Johnson Controls, Inc.	125,000	$ 1,500,000
Automobiles - 0.6%
Toyota Motor Corp. sponsored ADR (e)	80,000	5,064,000
Winnebago Industries, Inc.	400,000	2,124,000
		7,188,000
Distributors - 0.4%
Li & Fung Ltd.	2,000,000	4,696,502
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.	175,000	2,642,500
International Game Technology	500,000	4,610,000
McCormick & Schmick's Seafood Restaurants (a)	441,908	1,732,279
P.F. Chang's China Bistro, Inc. (a)	75,000	1,716,000
Red Robin Gourmet Burgers, Inc. (a)	125,000	2,203,750
The Cheesecake Factory, Inc. (a)	400,000	4,580,000
Wendy's/Arby's Group, Inc.	650,000	3,269,500
		20,754,029
Household Durables - 1.0%
Centex Corp.	650,000	4,875,000
Meritage Homes Corp. (a)	100,000	1,142,000
Newell Rubbermaid, Inc.	1,000,000	6,380,000
		12,397,000
Internet & Catalog Retail - 0.5%
Expedia, Inc. (a)	300,000	2,724,000
Gaiam, Inc. Class A (a)	300,000	984,000
NutriSystem, Inc. (e)	175,000	2,497,250
		6,205,250
Media - 2.5%
Central European Media Enterprises Ltd. Class A (a)	125,000	1,432,500
Comcast Corp. Class A	950,000	12,958,000
DISH Network Corp. Class A (a)	300,000	3,333,000
New Frontier Media, Inc.	750,000	1,237,500
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,500,000	2,955,000
Time Warner Cable, Inc.	83,669	2,074,991
Time Warner, Inc.	333,333	6,433,327
		30,424,318
Multiline Retail - 0.7%
Target Corp.	250,000	8,597,500
Specialty Retail - 2.5%
AnnTaylor Stores Corp. (a)	750,000	3,900,000
Best Buy Co., Inc.	225,000	8,541,000
Dick's Sporting Goods, Inc. (a)	175,000	2,497,250
Lithia Motors, Inc. Class A (sub. vtg.)	400,000	900,000
Lowe's Companies, Inc.	550,000	10,037,500
MarineMax, Inc. (a)	37,071	72,659
OfficeMax, Inc.	275,277	858,864

	Shares	Value
Staples, Inc.	100,000	$ 1,811,000
The Men's Wearhouse, Inc.	200,000	3,028,000
		31,646,273
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc. (a)	750,000	7,177,500
TOTAL CONSUMER DISCRETIONARY		130,586,372
CONSUMER STAPLES - 7.4%
Beverages - 1.1%
Anheuser-Busch InBev NV	100,000	2,755,247
Coca-Cola Enterprises, Inc.	100,000	1,319,000
Constellation Brands, Inc. Class A (sub. vtg.) (a)	325,000	3,867,500
Diageo PLC sponsored ADR	75,000	3,356,250
Heckmann Corp. (a)(e)	375,000	1,807,500
		13,105,497
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	400,000	10,996,000
United Natural Foods, Inc. (a)	150,000	2,845,500
Whole Foods Market, Inc. (e)	200,000	3,360,000
		17,201,500
Food Products - 1.7%
Archer Daniels Midland Co.	100,000	2,778,000
Hain Celestial Group, Inc. (a)	50,000	712,000
Nestle SA (Reg.)	425,000	14,367,039
Tyson Foods, Inc. Class A	375,000	3,521,250
		21,378,289
Household Products - 2.2%
Energizer Holdings, Inc. (a)	225,000	11,180,250
Procter & Gamble Co.	350,000	16,481,500
		27,661,750
Personal Products - 0.5%
Avon Products, Inc.	300,000	5,769,000
Tobacco - 0.5%
Altria Group, Inc.	375,000	6,007,500
TOTAL CONSUMER STAPLES		91,123,536
ENERGY - 10.6%
Energy Equipment & Services - 1.7%
FMC Technologies, Inc. (a)	65,000	2,039,050
Helmerich & Payne, Inc.	250,000	5,692,500
Key Energy Services, Inc. (a)	500,000	1,440,000
Noble Corp.	275,000	6,624,750
North American Energy Partners, Inc. (a)	1,125,000	3,431,257
Smith International, Inc.	75,000	1,611,000
		20,838,557
Oil, Gas & Consumable Fuels - 8.9%
Anadarko Petroleum Corp.	100,000	3,889,000
Chevron Corp.	450,000	30,258,000
ConocoPhillips	200,000	7,832,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. (a)	100,000	$ 1,486,000
EOG Resources, Inc.	150,000	8,214,000
Exxon Mobil Corp.	350,000	23,835,000
Hess Corp.	125,000	6,775,000
Lukoil Oil Co. sponsored ADR	125,000	4,712,500
OAO Gazprom sponsored ADR	275,000	4,097,500
Petrobank Energy & Resources Ltd. (a)	125,000	2,325,558
Petroleo Brasileiro SA - Petrobras sponsored ADR	75,000	2,285,250
Suncor Energy, Inc.	125,000	2,790,670
Total SA sponsored ADR	175,000	8,585,500
Ultra Petroleum Corp. (a)	75,000	2,691,750
		109,777,728
TOTAL ENERGY		130,616,285
FINANCIALS - 12.5%
Capital Markets - 2.6%
AllianceBernstein Holding LP	200,000	2,944,000
Bank of New York Mellon Corp.	100,000	2,825,000
Federated Investors, Inc. Class B (non-vtg.)	50,000	1,113,000
Goldman Sachs Group, Inc.	100,000	10,602,000
Janus Capital Group, Inc.	750,000	4,987,500
KKR Private Equity Investors, LP (a)	1,250,000	3,662,500
Lazard Ltd. Class A	25,000	735,000
Morgan Stanley	160,000	3,643,200
State Street Corp.	50,000	1,539,000
		32,051,200
Commercial Banks - 2.8%
Alliance Financial Corp.	1,503	26,964
Huntington Bancshares, Inc.	500,000	830,000
M&T Bank Corp. (e)	25,000	1,131,000
PNC Financial Services Group, Inc.	150,000	4,393,500
Wells Fargo & Co.	2,000,000	28,480,000
		34,861,464
Consumer Finance - 0.3%
American Express Co.	100,000	1,363,000
Capital One Financial Corp.	225,000	2,754,000
		4,117,000
Diversified Financial Services - 4.9%
Bank of America Corp.	3,000,000	20,460,000
CIT Group, Inc.	1,250,000	3,562,500
Citigroup, Inc. (e)	750,000	1,897,500
Climate Exchange PLC (a)	100,000	1,176,536
JPMorgan Chase & Co.	1,150,000	30,567,000
KKR Financial Holdings LLC	3,500,000	3,115,000
		60,778,536

	Shares	Value
Insurance - 1.4%
Everest Re Group Ltd.	50,000	$ 3,540,000
Genworth Financial, Inc. Class A (non-vtg.)	950,000	1,805,000
Hartford Financial Services Group, Inc.	125,000	981,250
MetLife, Inc.	250,000	5,692,500
RenaissanceRe Holdings Ltd.	100,000	4,944,000
		16,962,750
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (e)	1,600,035	2,272,050
Radian Group, Inc.	2,000,000	3,640,000
		5,912,050
TOTAL FINANCIALS		154,683,000
HEALTH CARE - 14.5%
Biotechnology - 0.9%
Alnylam Pharmaceuticals, Inc. (a)	135,000	2,570,400
Amgen, Inc. (a)	125,000	6,190,000
Amylin Pharmaceuticals, Inc. (a)	175,000	2,056,250
		10,816,650
Health Care Equipment & Supplies - 1.7%
Conceptus, Inc. (a)	400,000	4,700,000
Edwards Lifesciences Corp. (a)	37,500	2,273,625
Intuitive Surgical, Inc. (a)	12,500	1,192,000
Inverness Medical Innovations, Inc. (a)	200,000	5,326,000
Medtronic, Inc.	130,300	3,839,941
Mindray Medical International Ltd. sponsored ADR (e)	200,000	3,702,000
Orthofix International NV (a)	18,700	346,324
		21,379,890
Health Care Providers & Services - 2.8%
DaVita, Inc. (a)	35,000	1,538,250
Express Scripts, Inc. (a)	50,000	2,308,500
Henry Schein, Inc. (a)	100,000	4,001,000
Humana, Inc. (a)	350,000	9,128,000
Medco Health Solutions, Inc. (a)	75,000	3,100,500
UnitedHealth Group, Inc.	400,000	8,372,000
WellPoint, Inc. (a)	150,000	5,695,500
		34,143,750
Health Care Technology - 0.4%
athenahealth, Inc. (a)	75,000	1,808,250
MedAssets, Inc. (a)	275,000	3,918,750
		5,727,000
Life Sciences Tools & Services - 0.8%
Charles River Laboratories International, Inc. (a)	115,000	3,129,150
Illumina, Inc. (a)	120,000	4,468,800
QIAGEN NV (a)	150,000	2,394,000
		9,991,950
Pharmaceuticals - 7.9%
Allergan, Inc.	75,000	3,582,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	500,000	$ 26,300,000
Merck & Co., Inc.	875,000	23,406,250
Pfizer, Inc.	1,250,000	17,025,000
Schering-Plough Corp.	525,000	12,363,750
Wyeth	350,000	15,064,000
		97,741,000
TOTAL HEALTH CARE		179,800,240
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	600,000	16,716,000
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	25,000	1,140,250
United Parcel Service, Inc. Class B	75,000	3,691,500
		4,831,750
Airlines - 0.1%
Delta Air Lines, Inc. (a)	100,000	563,000
UAL Corp. (a)	200,000	896,000
		1,459,000
Commercial Services & Supplies - 0.6%
Clean Harbors, Inc. (a)	50,000	2,400,000
Republic Services, Inc.	150,000	2,572,500
Ritchie Brothers Auctioneers, Inc. (e)	100,000	1,859,000
		6,831,500
Construction & Engineering - 0.2%
Chicago Bridge & Iron Co. NV (NY Shares)	150,000	940,500
Quanta Services, Inc. (a)	75,000	1,608,750
		2,549,250
Electrical Equipment - 3.1%
Evergreen Solar, Inc. (a)(e)	1,750,043	3,727,592
First Solar, Inc. (a)(e)	80,000	10,616,000
Gintech Energy Corp. GDR (a)(f)	565,000	1,218,742
Motech Industries, Inc.	1,000,000	2,770,002
Q-Cells SE (a)(e)	303,300	5,913,514
Renewable Energy Corp. AS (a)(e)	300,000	2,602,175
Rockwell Automation, Inc.	100,000	2,184,000
SolarWorld AG (e)	200,000	4,096,015
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	150,000	1,753,500
Vestas Wind Systems AS (a)	75,000	3,290,471
		38,172,011
Industrial Conglomerates - 0.8%
General Electric Co.	800,000	8,088,000
Tyco International Ltd.	75,000	1,467,000
		9,555,000
Machinery - 0.7%
Badger Meter, Inc.	75,000	2,166,750

	Shares	Value
Briggs & Stratton Corp.	75,000	$ 1,237,500
Deere & Co.	75,000	2,465,250
Illinois Tool Works, Inc.	75,000	2,313,750
Navistar International Corp. (a)	25,000	836,500
		9,019,750
Marine - 0.1%
Diana Shipping, Inc.	125,000	1,473,750
Professional Services - 0.2%
CoStar Group, Inc. (a)	100,135	3,029,084
Road & Rail - 0.2%
Ryder System, Inc.	100,000	2,831,000
TOTAL INDUSTRIALS		96,468,095
INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 5.8%
Cisco Systems, Inc. (a)	1,250,000	20,962,500
Corning, Inc.	2,250,000	29,857,500
Harris Corp.	100,000	2,894,000
Infinera Corp. (a)	169,800	1,256,520
Juniper Networks, Inc. (a)	575,000	8,659,500
Nice Systems Ltd. sponsored ADR (a)	332,400	8,263,464
		71,893,484
Computers & Peripherals - 3.4%
Apple, Inc. (a)	210,000	22,075,200
Hewlett-Packard Co.	485,000	15,549,100
HTC Corp.	125,000	1,536,025
NetApp, Inc. (a)	150,000	2,226,000
		41,386,325
Electronic Equipment & Components - 1.9%
Acacia Research Corp. - Acacia Technologies (a)	1,400,000	5,712,000
Arrow Electronics, Inc. (a)	250,000	4,765,000
BYD Co. Ltd. (H Shares)	1,000,000	1,842,474
Comverge, Inc. (a)	750,000	5,212,500
Everlight Electronics Co. Ltd.	1,500,000	2,758,214
Hon Hai Precision Industry Co. Ltd. (Foxconn)	700,000	1,582,142
LG Display Co. Ltd.	50,000	1,027,328
		22,899,658
Internet Software & Services - 3.5%
eBay, Inc. (a)	375,000	4,710,000
Equinix, Inc. (a)(e)	300,000	16,845,000
Google, Inc. Class A (sub. vtg.) (a)	55,000	19,143,300
Omniture, Inc. (a)	125,000	1,648,750
Terremark Worldwide, Inc. (a)	450,000	1,210,500
		43,557,550
IT Services - 4.9%
Cognizant Technology Solutions Corp. Class A (a)	1,000,000	20,790,000
MasterCard, Inc. Class A	150,000	25,122,000
Paychex, Inc.	325,000	8,342,750
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	100,000	$ 1,257,000
Visa, Inc.	100,000	5,560,000
		61,071,750
Semiconductors & Semiconductor Equipment - 6.8%
ARM Holdings PLC sponsored ADR	1,500,000	6,630,000
ASML Holding NV (NY Shares)	300,000	5,253,000
Intel Corp.	250,000	3,762,500
Lam Research Corp. (a)	300,000	6,831,000
MEMC Electronic Materials, Inc. (a)	3,350,101	55,243,163
National Semiconductor Corp.	300,020	3,081,205
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000,000	3,029,321
		83,830,189
Software - 1.6%
Adobe Systems, Inc. (a)	250,000	5,347,500
Autonomy Corp. PLC (a)	450,000	8,425,863
Electronic Arts, Inc. (a)	100,000	1,819,000
Salesforce.com, Inc. (a)	125,000	4,091,250
		19,683,613
TOTAL INFORMATION TECHNOLOGY		344,322,569
MATERIALS - 2.6%
Chemicals - 1.3%
Ashland, Inc.	73,600	760,288
Celanese Corp. Class A	34,800	465,276
Dow Chemical Co.	175,000	1,475,250
E.I. du Pont de Nemours & Co.	300,000	6,699,000
Lubrizol Corp.	75,000	2,550,750
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	60,000	1,593,600
The Mosaic Co.	50,000	2,099,000
		15,643,164
Construction Materials - 0.3%
Texas Industries, Inc. (e)	175,000	4,375,000
Metals & Mining - 1.0%
ArcelorMittal SA (NY Shares) Class A (e)	150,000	3,006,000
Nucor Corp.	112,500	4,294,125
Timminco Ltd. (a)(e)	1,182,000	2,391,289
United States Steel Corp.	125,000	2,641,250
		12,332,664
TOTAL MATERIALS		32,350,828
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.0%
Global Crossing Ltd. (a)	465,729	3,260,103
Level 3 Communications, Inc. (a)	1,500,000	1,380,000

	Shares	Value
PAETEC Holding Corp. (a)	1,000,000	$ 1,440,000
tw telecom, inc. (a)	350,000	3,062,500
Verizon Communications, Inc.	500,000	15,100,000
		24,242,603
Wireless Telecommunication Services - 0.4%
Bharti Airtel Ltd. (a)	200,000	2,475,391
NII Holdings, Inc. (a)	50,000	750,000
Sprint Nextel Corp. (a)	600,000	2,142,000
		5,367,391
TOTAL TELECOMMUNICATION SERVICES		29,609,994
UTILITIES - 2.0%
Electric Utilities - 1.8%
Entergy Corp.	150,000	10,213,500
Exelon Corp.	275,000	12,482,250
		22,695,750
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	400,000	2,324,000
TOTAL UTILITIES		25,019,750
TOTAL COMMON STOCKS (Cost $1,797,090,546)		1,214,580,669
Convertible Bonds - 0.0%
	Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (d)	$ 2,950,000	56,216
TOTAL CONVERTIBLE BONDS (Cost $843,465)		56,216
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 0.31% 5/14/09 (Cost $3,998,521)	4,000,000	3,999,212
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b)	20,823,466	$ 20,823,466
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	59,102,990	59,102,990
TOTAL MONEY MARKET FUNDS (Cost $79,926,456)		79,926,456
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $1,881,858,988)		1,298,562,553
NET OTHER ASSETS - (5.1)%		(63,172,420)
NET ASSETS - 100%		$ 1,235,390,133
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,218,742 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 156,516
Fidelity Securities Lending Cash Central Fund	1,302,633
Total	$ 1,459,149
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acacia Research Corp. - Acacia Technologies	$ 4,832,000	$ 50,010	$ 576,387	$ 0	$ 0
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,298,562,553	$ 1,291,060,622	$ 7,501,931	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.3%
United Kingdom	1.9%
Switzerland	1.8%
Canada	1.3%
Bermuda	1.2%
Others (individually less than 1%)	7.5%
100.0%
Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $42,755,310 all of which will expire on September 30, 2011.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $319,440,838 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $56,683,523) - See accompanying schedule: Unaffiliated issuers (cost $1,801,932,532)	$ 1,218,636,097
Fidelity Central Funds (cost $79,926,456)	79,926,456
Total Investments (cost $1,881,858,988)		$ 1,298,562,553
Receivable for investments sold		58,627,823
Receivable for fund shares sold		267,392
Dividends receivable		923,587
Distributions receivable from Fidelity Central Funds		167,347
Prepaid expenses		13,303
Other receivables		57,233
Total assets		1,358,619,238

Liabilities
Payable for investments purchased	$ 62,460,818
Payable for fund shares redeemed	973,279
Accrued management fee	419,978
Distribution fees payable	20,955
Other affiliated payables	109,521
Other payables and accrued expenses	141,564
Collateral on securities loaned, at value	59,102,990
Total liabilities		123,229,105

Net Assets		$ 1,235,390,133
Net Assets consist of:
Paid in capital		$ 2,692,329,638
Undistributed net investment income		3,188,838
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(876,814,846)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(583,313,497)
Net Assets		$ 1,235,390,133

Statement of Assets and Liabilities - continued

March 31, 2009 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,139,575,135 ÷ 140,991,461 shares)	$ 8.08

Class A: Net Asset Value and redemption price per share ($83,939,505 ÷ 10,571,717 shares)	$ 7.94

Maximum offering price per share (100/94.25 of $7.94)	$ 8.42
Class T: Net Asset Value and redemption price per share ($7,735,912 ÷ 976,301 shares)	$ 7.92

Maximum offering price per share (100/96.50 of $7.92)	$ 8.21
Class B: Net Asset Value and offering price per share ($627,570 ÷ 79,929 shares) A	$ 7.85

Class C: Net Asset Value and offering price per share ($1,559,896 ÷ 198,660 shares) A	$ 7.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,952,115 ÷ 236,632 shares)	$ 8.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Dividends		$ 12,559,908
Interest		2,055
Income from Fidelity Central Funds (including $1,302,633 from security lending)		1,459,149
Total income		14,021,112

Expenses
Management fee	$ 2,829,005
Transfer agent fees	206,551
Distribution fees	140,521
Accounting and security lending fees	303,126
Custodian fees and expenses	100,542
Independent trustees' compensation	4,758
Depreciation in deferred trustee compensation account	(2,793)
Registration fees	24,699
Audit	60,568
Legal	6,907
Interest	1,211
Miscellaneous	25,230
Total expenses before reductions	3,700,325
Expense reductions	(52,919)	3,647,406
Net investment income (loss)		10,373,706
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(438,064,681)
Other affiliated issuers	(406,702)
Foreign currency transactions	(77,462)
Futures contracts	(2,821,053)
Total net realized gain (loss)		(441,369,898)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $25,346)	(173,802,784)
Assets and liabilities in foreign currencies	25,985
Total change in net unrealized appreciation (depreciation)		(173,776,799)
Net gain (loss)		(615,146,697)
Net increase (decrease) in net assets resulting from operations		$ (604,772,991)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,373,706	$ 32,574,746
Net realized gain (loss)	(441,369,898)	(328,466,296)
Change in net unrealized appreciation (depreciation)	(173,776,799)	(576,306,666)
Net increase (decrease) in net assets resulting from operations	(604,772,991)	(872,198,216)
Distributions to shareholders from net investment income	(21,704,602)	(29,099,203)
Share transactions - net increase (decrease)	(42,757,289)	(330,088,276)
Total increase (decrease) in net assets	(669,234,882)	(1,231,385,695)

Net Assets
Beginning of period	1,904,625,015	3,136,010,710
End of period (including undistributed net investment income of $3,188,838 and undistributed net investment income of $23,968,403, respectively)	$ 1,235,390,133	$ 1,904,625,015

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.06	$ 17.44	$ 14.82	$ 13.51	$ 11.85	$ 11.06
Income from Investment Operations
Net investment income (loss) E	.07	.20	.15	.13	.16 H	.10
Net realized and unrealized gain (loss)	(3.90)	(5.41)	2.62	1.29	1.66	.78
Total from investment operations	(3.83)	(5.21)	2.77	1.42	1.82	.88
Distributions from net investment income	(.15)	(.17)	(.15)	(.11)	(.16)	(.09)
Net asset value, end of period	$ 8.08	$ 12.06	$ 17.44	$ 14.82	$ 13.51	$ 11.85
Total Return B, C, D	(31.82)%	(30.13)%	18.83%	10.55%	15.46%	7.96%
Ratios to Average Net Assets F, I
Expenses before reductions	.53% A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.53% A	.49%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.52% A	.48%	.48%	.48%	.44%	.47%
Net investment income (loss)	1.64% A	1.30%	.95%	.90%	1.27% H	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,139,575	$ 1,758,888	$ 2,878,127	$ 2,915,932	$ 2,988,758	$ 3,099,403
Portfolio turnover rate G	183% A	121%	148%	66%	130%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 L

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 17.07	$ 14.53	$ 13.24	$ 11.62	$ 10.87
Income from Investment Operations
Net investment income (loss) F	.05	.13	.08	.06	.08 I	- K
Net realized and unrealized gain (loss)	(3.82)	(5.29)	2.56	1.28	1.62	.77
Total from investment operations	(3.77)	(5.16)	2.64	1.34	1.70	.77
Distributions from net investment income	(.09)	(.11)	(.10)	(.05)	(.08)	(.02)
Net asset value, end of period	$ 7.94	$ 11.80	$ 17.07	$ 14.53	$ 13.24	$ 11.62
Total Return B, C, D, E	(31.97)%	(30.42)%	18.25%	10.13%	14.68%	7.08%
Ratios to Average Net Assets G, J
Expenses before reductions	1.05% A	.92%	.91%	.95%	1.09%	1.29%
Expenses net of fee waivers, if any	1.05% A	.92%	.91%	.95%	1.08%	1.29%
Expenses net of all reductions	1.04% A	.91%	.90%	.94%	1.03%	1.27%
Net investment income (loss)	1.11% A	.87%	.52%	.44%	.67% I	-%
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,940	$ 124,522	$ 182,686	$ 130,332	$ 80,938	$ 52,741
Portfolio turnover rate H	183% A	121%	148%	66%	130%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..22%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. LClass N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 16.91	$ 14.45	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.03	.08	.03	.02	- J
Net realized and unrealized gain (loss)	(3.78)	(5.26)	2.54	1.27	.40
Total from investment operations	(3.75)	(5.18)	2.57	1.29	.40
Distributions from net investment income	(.02)	(.04)	(.11)	(.08)	-
Net asset value, end of period	$ 7.92	$ 11.69	$ 16.91	$ 14.45	$ 13.24
Total Return B, C, D	(32.08)%	(30.69)%	17.90%	9.75%	3.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32% A	1.27%	1.23%	1.25%	1.18% A
Expenses net of fee waivers, if any	1.32% A	1.27%	1.23%	1.25%	1.18% A
Expenses net of all reductions	1.32% A	1.26%	1.22%	1.24%	1.13% A
Net investment income (loss)	.84% A	.53%	.20%	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,736	$ 12,444	$ 26,732	$ 12,646	$ 199
Portfolio turnover rate G	183% A	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class B

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 16.80	$ 14.38	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.01	- K	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	(3.75)	(5.21)	2.54	1.27	.40
Total from investment operations	(3.74)	(5.21)	2.48	1.21	.38
Distributions from net investment income	-	-	(.06)	(.05)	-
Net asset value, end of period	$ 7.85	$ 11.59	$ 16.80	$ 14.38	$ 13.22
Total Return B, C, D	(32.27)%	(31.01)%	17.26%	9.19%	2.96%
Ratios to Average Net Assets F, J
Expenses before reductions	1.82% A	1.79%	1.81%	1.82%	1.72% A
Expenses net of fee waivers, if any	1.82% A	1.79%	1.81%	1.82%	1.72% A
Expenses net of all reductions	1.82% A	1.78%	1.80%	1.81%	1.67% A
Net investment income (loss)	.34% A	-% H	(.37)%	(.42)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 628	$ 853	$ 1,356	$ 909	$ 106
Portfolio turnover rate G	183% A	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 16.80	$ 14.37	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.01	- J	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	(3.75)	(5.21)	2.54	1.28	.40
Total from investment operations	(3.74)	(5.21)	2.48	1.22	.38
Distributions from net investment income	-	-	(.05)	(.07)	-
Net asset value, end of period	$ 7.85	$ 11.59	$ 16.80	$ 14.37	$ 13.22
Total Return B, C, D	(32.27)%	(31.01)%	17.31%	9.20%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.79%	1.79%	1.84%	1.69% A
Expenses net of fee waivers, if any	1.82% A	1.79%	1.79%	1.84%	1.69% A
Expenses net of all reductions	1.81% A	1.78%	1.78%	1.84%	1.64% A
Net investment income (loss)	.34% A	.01%	(.36)%	(.45)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,560	$ 2,676	$ 4,897	$ 2,758	$ 103
Portfolio turnover rate G	183% A	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.15	$ 17.56	$ 14.77	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.06	.17	.12	.09	.01
Net realized and unrealized gain (loss)	(3.94)	(5.45)	2.67	1.29	.41
Total from investment operations	(3.88)	(5.28)	2.79	1.38	.42
Distributions from net investment income	(.02)	(.13)	-	(.11)	-
Net asset value, end of period	$ 8.25	$ 12.15	$ 17.56	$ 14.77	$ 13.50
Total Return B, C	(31.91)%	(30.25)%	18.89%	10.26%	3.21%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.69%	.65%	.77%	.69% A
Expenses net of fee waivers, if any	.80% A	.69%	.65%	.77%	.69% A
Expenses net of all reductions	.79% A	.69%	.64%	.76%	.64% A
Net investment income (loss)	1.37% A	1.10%	.78%	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,952	$ 5,242	$ 42,212	$ 579,483	$ 103
Portfolio turnover rate F	183% A	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issue resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 51,328,478
Unrealized depreciation	(692,653,737)
Net unrealized appreciation (depreciation)	$ (641,325,259)
Cost for federal income tax purposes	$ 1,939,887,812

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,228,010,119 and $1,297,350,730, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 107,929	$ 1,342
Class T	.25%	.25%	20,484	-
Class B	.75%	.25%	3,121	2,340
Class C	.75%	.25%	8,987	1,118
			$ 140,521	$ 4,800

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 800
Class T	-
Class B*	-
Class C*	-
$ 800

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 61,839.01
Class A	124,630.29
Class T	12,826.31
Class B	979.31
Class C	2,788.31
Institutional Class	3,489.28
	$ 206,551

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $69,193 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,640,000.87%		$ 1,211

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,566 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $50,240 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,679.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2009	Year ended September 30, 2008
From net investment income
Class O	$ 20,731,859	$ 27,569,037
Class A	945,813	1,164,481
Class T	20,415	63,471
Institutional Class	6,515	302,214
Total	$ 21,704,602	$ 29,099,203

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Class O
Shares sold	2,004,403	2,809,636	$ 16,862,032	$ 42,942,919
Reinvestment of distributions	2,111,096	1,406,128	17,416,562	23,327,681
Shares redeemed	(8,962,685)	(23,420,609)	(74,735,985)	(357,643,087)
Net increase (decrease)	(4,847,186)	(19,204,845)	$ (40,457,391)	$ (291,372,487)
Class A
Shares sold	1,307,001	1,916,877	$ 10,804,435	$ 29,044,672
Reinvestment of distributions	108,731	67,920	882,898	1,106,419
Shares redeemed	(1,394,280)	(2,133,670)	(11,324,543)	(31,565,740)
Net increase (decrease)	21,452	(148,873)	$ 362,790	$ (1,414,649)
Class T
Shares sold	122,443	144,111	$ 1,043,594	$ 2,148,071
Reinvestment of distributions	2,483	3,888	20,112	62,953
Shares redeemed	(212,751)	(664,659)	(1,775,877)	(9,666,105)
Net increase (decrease)	(87,825)	(516,660)	$ (712,171)	$ (7,455,081)
Class B
Shares sold	13,907	17,433	$ 115,875	$ 261,385
Shares redeemed	(7,571)	(24,585)	(59,250)	(355,361)
Net increase (decrease)	6,336	(7,152)	$ 56,625	$ (93,976)
Class C
Shares sold	34,682	36,917	$ 281,134	$ 534,062
Shares redeemed	(66,898)	(97,551)	(549,087)	(1,404,629)
Net increase (decrease)	(32,216)	(60,634)	$ (267,953)	$ (870,567)
Institutional Class
Shares sold	9,961	37,397	$ 85,962	$ 604,201
Reinvestment of distributions	599	4,675	5,046	78,258
Shares redeemed	(205,496)	(2,014,582)	(1,830,197)	(29,563,975)
Net increase (decrease)	(194,936)	(1,972,510)	$ (1,739,189)	$ (28,881,516)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-advisers

FMR Co., Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

ADESI-I-USAN-0509
1.814752.103

Fidelity Destiny® Portfolios:
Fidelity® Advisor

Capital Development Fund -

Class A

Semiannual Report

March 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward 1.C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	AnnualizedExpense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class O	.62%
Actual		$ 1,000.00	$ 665.40	$ 2.57
Hypothetical A		$ 1,000.00	$ 1,021.84	$ 3.13
Class A	1.09%
Actual		$ 1,000.00	$ 663.60	$ 4.52
Hypothetical A		$ 1,000.00	$ 1,019.50	$ 5.49
Class T	1.46%
Actual		$ 1,000.00	$ 661.60	$ 6.05
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.34
Class B	1.94%
Actual		$ 1,000.00	$ 660.10	$ 8.03
Hypothetical A		$ 1,000.00	$ 1,015.26	$ 9.75
Class C	1.93%
Actual		$ 1,000.00	$ 659.90	$ 7.99
Hypothetical A		$ 1,000.00	$ 1,015.31	$ 9.70
Institutional Class	.81%
Actual		$ 1,000.00	$ 664.30	$ 3.36
Hypothetical A		$ 1,000.00	$ 1,020.89	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2009
	% of fund'snet assets	% of fund's net assets6 months ago
Exxon Mobil Corp.	2.5	0.0
Apple, Inc.	2.0	0.3
Chevron Corp.	2.0	0.0
Wal-Mart Stores, Inc.	2.0	2.2
Cisco Systems, Inc.	2.0	0.0
Altria Group, Inc.	1.7	0.2
Liberty International Acquisition Co.	1.7	1.2
Vodafone Group PLC sponsored ADR	1.6	0.3
Verizon Communications, Inc.	1.5	0.1
Liberty Acquisition Holdings Corp. unit	1.5	1.2
	18.5
Top Five Market Sectors as of March 31, 2009
	% of fund'snet assets	% of fund's net assets6 months ago
Information Technology	17.7	11.9
Financials	16.8	28.7
Consumer Discretionary	13.5	14.8
Energy	11.8	13.6
Health Care	11.4	6.9
Asset Allocation (% of fund's net assets)
As of March 31, 2009 *		As of September 30, 2008 **
	Stocks 99.9%		Stocks 99.4%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	16.4%	** Foreign investments	15.6%

Semiannual Report

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Diversified Consumer Services - 1.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	150,000	$ 11,749,500
Brinks Home Security Holdings, Inc. (a)	30,000	678,000
H&R Block, Inc.	250,000	4,547,500
ITT Educational Services, Inc. (a)	75,000	9,106,500
Regis Corp.	321,100	4,639,895
		30,721,395
Hotels, Restaurants & Leisure - 1.7%
Burger King Holdings, Inc.	100,000	2,295,000
Darden Restaurants, Inc.	400,000	13,704,000
McDonald's Corp.	477,000	26,029,890
Starbucks Corp. (a)	320,000	3,555,200
		45,584,090
Household Durables - 0.3%
Meritage Homes Corp. (a)	294,731	3,365,828
Pulte Homes, Inc.	180,500	1,972,865
Whirlpool Corp.	50,000	1,479,500
		6,818,193
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	120,000	8,812,800
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	358,600	8,990,102
Media - 1.3%
Comcast Corp. Class A	400,000	5,456,000
The DIRECTV Group, Inc. (a)	525,000	11,964,750
The Walt Disney Co.	1,050,000	19,068,000
		36,488,750
Multiline Retail - 0.8%
Family Dollar Stores, Inc.	395,000	13,181,150
Kohl's Corp. (a)	170,000	7,194,400
		20,375,550
Specialty Retail - 4.6%
Advance Auto Parts, Inc.	337,800	13,876,824
AutoNation, Inc. (a)	200,000	2,776,000
AutoZone, Inc. (a)	115,000	18,701,300
Best Buy Co., Inc.	140,000	5,314,400
Gamestop Corp. Class A (a)	375,000	10,507,500
H&M Hennes & Mauritz AB (B Shares)	43,900	1,649,884
Home Depot, Inc.	675,000	15,903,000
Jos. A. Bank Clothiers, Inc. (a)	160,000	4,449,600
Lowe's Companies, Inc.	350,000	6,387,500
O'Reilly Automotive, Inc. (a)	50,000	1,750,500
Ross Stores, Inc.	819,485	29,403,122
Sherwin-Williams Co.	60,000	3,118,200
TJX Companies, Inc.	480,700	12,325,148
		126,162,978
Textiles, Apparel & Luxury Goods - 3.1%
FGX International Ltd. (a)	1,423	16,535
Iconix Brand Group, Inc. (a)	977,300	8,649,105
NIKE, Inc. Class B	329,365	15,443,925

	Shares	Value
Phillips-Van Heusen Corp.	416,900	$ 9,455,292
Polo Ralph Lauren Corp. Class A	270,000	11,407,500
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,215,000	8,104,050
Steven Madden Ltd. (a)	450,000	8,451,000
VF Corp.	178,253	10,180,029
Warnaco Group, Inc. (a)	586,300	14,071,200
		85,778,636
TOTAL CONSUMER DISCRETIONARY		369,732,494
CONSUMER STAPLES - 9.8%
Beverages - 2.2%
Anheuser-Busch InBev NV	932,700	25,698,191
Anheuser-Busch InBev NV (strip VVPR) (a)	160,000	638
Coca-Cola Enterprises, Inc.	650,000	8,573,500
Constellation Brands, Inc. Class A (sub. vtg.) (a)	850,000	10,115,000
Dr Pepper Snapple Group, Inc. (a)	300,000	5,073,000
Pepsi Bottling Group, Inc.	100,000	2,214,000
The Coca-Cola Co.	215,000	9,449,250
		61,123,579
Food & Staples Retailing - 3.8%
BJ's Wholesale Club, Inc. (a)	50,000	1,599,500
Casey's General Stores, Inc.	100,000	2,666,000
Costco Wholesale Corp.	108,400	5,021,088
CVS Caremark Corp.	220,000	6,047,800
Kroger Co.	1,265,000	26,843,300
Nash-Finch Co.	74,423	2,090,542
Safeway, Inc.	180,000	3,634,200
Wal-Mart Stores, Inc.	1,045,000	54,444,500
		102,346,930
Food Products - 1.1%
Archer Daniels Midland Co.	50,000	1,389,000
Chiquita Brands International, Inc. (a)	100,238	664,578
Dean Foods Co. (a)	100,000	1,808,000
Fresh Del Monte Produce, Inc. (a)	674,545	11,076,029
Ralcorp Holdings, Inc. (a)	226,001	12,176,934
TreeHouse Foods, Inc. (a)	71,452	2,057,103
		29,171,644
Household Products - 0.4%
Procter & Gamble Co.	225,000	10,595,250
Tobacco - 2.3%
Altria Group, Inc.	2,900,300	46,462,806
Lorillard, Inc.	150,000	9,261,000
Philip Morris International, Inc.	170,000	6,048,600
Reynolds American, Inc.	50,000	1,792,000
		63,564,406
TOTAL CONSUMER STAPLES		266,801,809
Common Stocks - continued
	Shares	Value
ENERGY - 11.8%
Energy Equipment & Services - 3.4%
BJ Services Co.	321,805	$ 3,201,960
ENSCO International, Inc.	797,500	21,054,000
Helmerich & Payne, Inc.	348,500	7,935,345
Key Energy Services, Inc. (a)	300,000	864,000
Nabors Industries Ltd. (a)	405,900	4,054,941
Noble Corp.	990,000	23,849,100
Patterson-UTI Energy, Inc.	523,800	4,693,248
Rowan Companies, Inc.	500,000	5,985,000
Tidewater, Inc.	319,300	11,855,609
Transocean Ltd. (a)	160,000	9,414,400
		92,907,603
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	90,000	3,500,100
Apache Corp.	220,000	14,099,800
Chesapeake Energy Corp.	330,000	5,629,800
Chevron Corp.	825,400	55,499,896
Cimarex Energy Co.	62,455	1,147,923
ConocoPhillips	807,300	31,613,868
Enterprise Products Partners LP	200,000	4,450,000
Exxon Mobil Corp.	993,333	67,645,978
Frontier Oil Corp.	447,000	5,717,130
Hess Corp.	47,618	2,580,896
Marathon Oil Corp.	250,000	6,572,500
Occidental Petroleum Corp.	275,000	15,303,750
Petro-Canada	80,000	2,149,708
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	138,800	3,400,600
sponsored ADR	25,000	761,750
Southwestern Energy Co. (a)	240,000	7,125,600
Sunoco, Inc.	30,000	794,400
USEC, Inc. (a)	110,000	528,000
XTO Energy, Inc.	50,000	1,531,000
		230,052,699
TOTAL ENERGY		322,960,302
FINANCIALS - 16.8%
Capital Markets - 4.0%
Aberdeen Asset Management PLC	1,000,000	1,829,370
Bank of New York Mellon Corp.	150,000	4,237,500
Deutsche Bank AG (NY Shares)	150,000	6,097,500
Germany1 Acquisition Ltd.	1,488,300	18,778,514
Germany1 Acquisition Ltd. warrants 9/1/12 (a)	1,260,000	719,592
GLG Partners, Inc.	7,317,062	20,780,456
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	625,530
Goldman Sachs Group, Inc.	260,700	27,639,414
Greenhill & Co., Inc. (d)	125,000	9,231,250
Janus Capital Group, Inc.	399,207	2,654,727

	Shares	Value
Morgan Stanley	477,585	$ 10,874,610
Northern Trust Corp.	20,000	1,196,400
State Street Corp.	115,000	3,539,700
		108,204,563
Commercial Banks - 1.2%
BB&T Corp. (d)	226,400	3,830,688
First Horizon National Corp.	200,000	2,148,000
PNC Financial Services Group, Inc.	200,000	5,858,000
U.S. Bancorp, Delaware	187,000	2,732,070
Wells Fargo & Co.	1,300,850	18,524,104
		33,092,862
Consumer Finance - 0.3%
Promise Co. Ltd. (d)	500,000	7,917,165
Diversified Financial Services - 4.9%
Citigroup, Inc. (d)	1,174,800	2,972,244
JPMorgan Chase & Co.	1,166,300	31,000,254
Liberty Acquisition Holdings Corp. (a)	155,000	1,360,900
Liberty Acquisition Holdings Corp.:
unit (a)	4,613,100	41,517,900
warrants 12/12/13 (a)	393,800	106,326
Liberty International Acquisition Co. (a)(e)	3,875,000	45,701,642
Liberty International Acquisition Co. warrants 3/17/13 (a)	4,125,000	1,013,544
PICO Holdings, Inc. (a)	333,989	10,043,049
		133,715,859
Insurance - 5.5%
ACE Ltd.	202,000	8,160,800
Aspen Insurance Holdings Ltd.	559,300	12,561,878
Assurant, Inc.	50,000	1,089,000
Axis Capital Holdings Ltd.	407,500	9,185,050
Berkshire Hathaway, Inc. Class A (a)	436	37,801,200
Fidelity National Financial, Inc. Class A	213,000	4,155,630
Loews Corp.	530,000	11,713,000
Max Capital Group Ltd.	251,736	4,339,929
MetLife, Inc.	192,325	4,379,240
Montpelier Re Holdings Ltd.	506,466	6,563,799
Platinum Underwriters Holdings Ltd.	408,167	11,575,616
The Chubb Corp.	222,400	9,411,968
The Travelers Companies, Inc.	698,500	28,387,040
Unum Group	73,300	916,250
		150,240,400
Real Estate Investment Trusts - 0.6%
Plum Creek Timber Co., Inc.	235,000	6,831,450
Public Storage	88,500	4,889,625
Rayonier, Inc.	149,340	4,513,055
		16,234,130
Real Estate Management & Development - 0.2%
Hang Lung Properties Ltd.	2,520,000	5,917,592
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	280,000	$ 3,273,200
TOTAL FINANCIALS		458,595,771
HEALTH CARE - 11.4%
Biotechnology - 0.0%
Celgene Corp. (a)	17,500	777,000
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	202,200	10,356,684
Boston Scientific Corp. (a)	500,000	3,975,000
Cooper Companies, Inc.	102,281	2,704,310
Covidien Ltd.	627,500	20,858,100
Edwards Lifesciences Corp. (a)	100,000	6,063,000
Hospira, Inc. (a)	140,000	4,320,400
Medtronic, Inc.	190,000	5,599,300
		53,876,794
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	100,000	3,266,000
Express Scripts, Inc. (a)	282,636	13,049,304
Futuremed Healthcare Income Fund	497,900	3,278,647
Hanger Orthopedic Group, Inc. (a)(e)	1,814,420	24,041,065
Humana, Inc. (a)	50,000	1,304,000
Lincare Holdings, Inc. (a)	100,000	2,180,000
McKesson Corp.	130,000	4,555,200
Medco Health Solutions, Inc. (a)	431,400	17,834,076
WellPoint, Inc. (a)	70,000	2,657,900
		72,166,192
Life Sciences Tools & Services - 0.0%
Waters Corp. (a)	20,000	739,000
Pharmaceuticals - 6.7%
Abbott Laboratories	85,000	4,054,500
Allergan, Inc.	150,000	7,164,000
AstraZeneca PLC sponsored ADR	250,000	8,862,500
Bristol-Myers Squibb Co.	670,000	14,686,400
Johnson & Johnson	85,000	4,471,000
King Pharmaceuticals, Inc. (a)	400,000	2,828,000
Merck & Co., Inc.	250,000	6,687,500
Mylan, Inc. (a)	100,000	1,341,000
Perrigo Co.	160,000	3,972,800
Pfizer, Inc.	2,660,000	36,229,200
Sanofi-Aventis sponsored ADR	250,000	6,982,500
Schering-Plough Corp.	1,395,000	32,852,250
Teva Pharmaceutical Industries Ltd. sponsored ADR	739,821	33,328,936
Watson Pharmaceuticals, Inc. (a)	100,000	3,111,000

	Shares	Value
Wyeth	323,500	$ 13,923,440
XenoPort, Inc. (a)	155,934	3,018,882
		183,513,908
TOTAL HEALTH CARE		311,072,894
INDUSTRIALS - 6.6%
Aerospace & Defense - 2.4%
Bombardier, Inc. Class B (sub. vtg.)	1,000,000	2,332,500
Honeywell International, Inc.	79,200	2,206,512
L-3 Communications Holdings, Inc.	145,681	9,877,172
Lockheed Martin Corp.	32,522	2,244,994
Northrop Grumman Corp.	428,700	18,708,468
Raytheon Co.	381,937	14,872,627
United Technologies Corp.	370,000	15,902,600
		66,144,873
Commercial Services & Supplies - 0.3%
Cintas Corp.	60,000	1,483,200
United Stationers, Inc. (a)	230,000	6,458,400
		7,941,600
Electrical Equipment - 0.1%
Regal-Beloit Corp.	61,967	1,898,669
Industrial Conglomerates - 1.2%
General Electric Co.	3,148,300	31,829,313
Marine - 0.1%
Alexander & Baldwin, Inc.	220,000	4,186,600
Professional Services - 0.1%
Manpower, Inc.	80,000	2,522,400
Road & Rail - 2.0%
Burlington Northern Santa Fe Corp.	171,600	10,321,740
Norfolk Southern Corp.	774,200	26,129,250
Ryder System, Inc.	100,000	2,831,000
Union Pacific Corp.	388,800	15,983,568
		55,265,558
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	590,000	7,900,100
Interline Brands, Inc. (a)	335,008	2,824,117
		10,724,217
TOTAL INDUSTRIALS		180,513,230
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 2.2%
Cisco Systems, Inc. (a)	3,243,300	54,390,141
Juniper Networks, Inc. (a)	203,800	3,069,228
Nokia Corp. sponsored ADR	200,000	2,334,000
		59,793,369
Computers & Peripherals - 5.1%
Apple, Inc. (a)	528,000	55,503,360
Dell, Inc. (a)	1,475,400	13,986,792
EMC Corp. (a)	550,000	6,270,000
Hewlett-Packard Co.	1,250,500	40,091,030
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	126,400	$ 12,246,896
NCR Corp. (a)	436,560	3,470,652
NetApp, Inc. (a)	100,000	1,484,000
Sun Microsystems, Inc. (a)	1,000,000	7,320,000
		140,372,730
Electronic Equipment & Components - 0.1%
SYNNEX Corp. (a)	162,900	3,204,243
Internet Software & Services - 1.4%
eBay, Inc. (a)	1,000,000	12,560,000
Google, Inc. Class A (sub. vtg.) (a)	65,800	22,902,348
NetEase.com, Inc. sponsored ADR (a)	127,600	3,426,060
		38,888,408
IT Services - 2.5%
Affiliated Computer Services, Inc. Class A (a)	235,556	11,280,777
CACI International, Inc. Class A (a)	218,301	7,965,803
Computer Sciences Corp. (a)	540,000	19,893,600
CSG Systems International, Inc. (a)	100,000	1,428,000
Fidelity National Information Services, Inc.	400,000	7,280,000
Hewitt Associates, Inc. Class A (a)	520,000	15,475,200
SAIC, Inc. (a)	253,200	4,727,244
		68,050,624
Office Electronics - 0.1%
Xerox Corp.	350,000	1,592,500
Semiconductors & Semiconductor Equipment - 2.2%
Altera Corp.	710,000	12,460,500
Applied Materials, Inc.	632,503	6,799,407
ASML Holding NV (NY Shares)	661,500	11,582,865
Intel Corp.	1,480,000	22,274,000
MEMC Electronic Materials, Inc. (a)	295,800	4,877,742
National Semiconductor Corp.	57,900	594,633
Novellus Systems, Inc. (a)	51,266	852,554
Xilinx, Inc.	110,000	2,107,600
		61,549,301
Software - 4.1%
Autonomy Corp. PLC (a)	400,000	7,489,656
BMC Software, Inc. (a)	445,000	14,685,000
CA, Inc.	790,000	13,911,900
Intuit, Inc. (a)	150,000	4,050,000
Microsoft Corp.	1,392,000	25,571,040
Oracle Corp.	1,262,400	22,811,568
Symantec Corp. (a)	1,519,000	22,693,860
		111,213,024
TOTAL INFORMATION TECHNOLOGY		484,664,199

	Shares	Value
MATERIALS - 5.4%
Chemicals - 1.1%
Monsanto Co.	50,000	$ 4,155,000
Neo Material Technologies, Inc. (a)	3,330,600	3,223,715
The Mosaic Co.	414,900	17,417,502
The Scotts Miracle-Gro Co. Class A	130,000	4,511,000
		29,307,217
Containers & Packaging - 0.0%
Pactiv Corp. (a)	40,000	583,600
Metals & Mining - 4.2%
Agnico-Eagle Mines Ltd.	295,000	16,961,125
Barrick Gold Corp.	505,000	16,350,549
BHP Billiton PLC	340,000	6,756,473
Carpenter Technology Corp.	418,200	5,904,984
Freeport-McMoRan Copper & Gold, Inc. Class B	190,000	7,240,900
Kinross Gold Corp.	1,076,200	19,561,063
Newcrest Mining Ltd.	487,050	11,209,159
Newmont Mining Corp.	636,500	28,489,740
Nucor Corp.	76,500	2,920,005
Red Back Mining, Inc. (a)	100,000	646,594
		116,040,592
Paper & Forest Products - 0.1%
Acadian Timber Income Fund	610,000	2,927,923
TOTAL MATERIALS		148,859,332
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	975,000	24,570,000
Embarq Corp.	257,100	9,731,235
Iliad Group SA	150,000	13,985,420
Verizon Communications, Inc.	1,385,000	41,827,000
		90,113,655
Wireless Telecommunication Services - 1.8%
Sprint Nextel Corp. (a)	1,453,500	5,188,995
Vodafone Group PLC sponsored ADR	2,467,300	42,980,366
		48,169,361
TOTAL TELECOMMUNICATION SERVICES		138,283,016
UTILITIES - 1.8%
Electric Utilities - 0.2%
Entergy Corp.	35,000	2,383,150
Exelon Corp.	30,000	1,361,700
		3,744,850
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	550,000	3,195,500
Boralex, Inc. Class A (a)	30,140	130,799
		3,326,299
Multi-Utilities - 1.5%
CMS Energy Corp.	419,422	4,965,956
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	330,000	$ 12,612,600
Public Service Enterprise Group, Inc.	559,400	16,485,518
Sempra Energy	155,000	7,167,200
		41,231,274
TOTAL UTILITIES		48,302,423
TOTAL COMMON STOCKS (Cost $3,388,530,734)		2,729,785,470
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.52% (b)	6,941,880	6,941,880
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	18,444,700	18,444,700
TOTAL MONEY MARKET FUNDS (Cost $25,386,580)		25,386,580
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,413,917,314)	2,755,172,050
NET OTHER ASSETS - (0.9)%	(23,334,864)
NET ASSETS - 100%	$ 2,731,837,186
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 76,402
Fidelity Securities Lending Cash Central Fund	393,901
Total	$ 470,303
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value,beginning of period	Purchases	SalesProceeds	DividendIncome	Value,end ofperiod
Acadian Timber Income Fund	$ 931,980	$ 3,499,361	$ -	$ 172,812	$ -
Hanger Orthopedic Group, Inc.	42,309,235	2,904,482	11,396,515	-	24,041,065
Liberty International Acquisition Co.	51,455,066	-	2,850,245	-	45,701,642
Total	$ 94,696,281	$ 6,403,843	$ 14,246,760	$ 172,812	$ 69,742,707
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,755,172,050	$ 2,734,312,590	$ 19,126,324	$ 1,733,136
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(7,014,213)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	8,747,349
Ending Balance	$ 1,733,136

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.6%
United Kingdom	3.3%
Canada	2.4%
Bermuda	2.4%
Cayman Islands	2.1%
Switzerland	1.5%
Israel	1.2%
Others (individually less than 1%)	3.5%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $72,542,483 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,699,389) - See accompanying schedule: Unaffiliated issuers (cost $3,308,873,668)	$ 2,660,042,763
Fidelity Central Funds (cost $25,386,580)	25,386,580
Other affiliated issuers (cost $79,657,066)	69,742,707
Total Investments (cost $3,413,917,314)		$ 2,755,172,050
Receivable for investments sold		62,505,052
Receivable for fund shares sold		256,987
Dividends receivable		3,474,727
Distributions receivable from Fidelity Central Funds		36,002
Prepaid expenses		29,814
Other receivables		94,976
Total assets		2,821,569,608

Liabilities
Payable to custodian bank	$ 13
Payable for investments purchased	68,088,442
Payable for fund shares redeemed	1,557,131
Accrued management fee	1,232,087
Distribution fees payable	54,198
Other affiliated payables	236,949
Other payables and accrued expenses	118,902
Collateral on securities loaned, at value	18,444,700
Total liabilities		89,732,422

Net Assets		$ 2,731,837,186
Net Assets consist of:
Paid in capital		$ 4,786,425,475
Undistributed net investment income		9,768,380
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,405,597,516)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(658,759,153)
Net Assets		$ 2,731,837,186

Statement of Assets and Liabilities - continued

March 31, 2009 (Unaudited)
Class O: Net Asset Value, offering price and redemption price per share ($2,461,050,966 ÷ 392,074,599 shares)	$ 6.28

Class A: Net Asset Value and redemption price per share ($267,718,816 ÷ 43,683,497 shares)	$ 6.13

Maximum offering price per share (100/94.25 of $6.13)	$ 6.50
Class T: Net Asset Value and redemption price per share ($795,709 ÷ 131,038 shares)	$ 6.07

Maximum offering price per share (100/96.50 of $6.07)	$ 6.29
Class B: Net Asset Value and offering price per share ($282,972 ÷ 46,826 shares) A	$ 6.04

Class C: Net Asset Value and offering price per share ($864,511 ÷ 143,542 shares) A	$ 6.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,124,212 ÷ 179,419 shares)	$ 6.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Dividends (including $172,812 earned from other affiliated issuers)		$ 34,588,121
Interest		1,595
Income from Fidelity Central Funds		470,303
Total income		35,060,019

Expenses
Management fee	$ 8,364,308
Transfer agent fees	380,704
Distribution fees	354,646
Accounting and security lending fees	481,647
Custodian fees and expenses	60,354
Independent trustees' compensation	10,772
Depreciation in deferred trustee compensation account	(1,477)
Registration fees	26,224
Audit	45,271
Legal	15,522
Interest	4,997
Miscellaneous	64,445
Total expenses before reductions	9,807,413
Expense reductions	(58,393)	9,749,020
Net investment income (loss)		25,310,999
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,279,780,991)
Other affiliated issuers	(2,314,727)
Foreign currency transactions	(337,579)
Futures contracts	(355,666)
Total net realized gain (loss)		(1,282,788,963)
Change in net unrealized appreciation (depreciation) on: Investment securities	(139,725,224)
Assets and liabilities in foreign currencies	47,989
Total change in net unrealized appreciation (depreciation)		(139,677,235)
Net gain (loss)		(1,422,466,198)
Net increase (decrease) in net assets resulting from operations		$ (1,397,155,199)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30,2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,310,999	$ 32,048,513
Net realized gain (loss)	(1,282,788,963)	65,594,756
Change in net unrealized appreciation (depreciation)	(139,677,235)	(1,329,721,486)
Net increase (decrease) in net assets resulting from operations	(1,397,155,199)	(1,232,078,217)
Distributions to shareholders from net investment income	(37,208,571)	(43,055,768)
Distributions to shareholders from net realized gain	(2,613,164)	(762,330,303)
Total distributions	(39,821,735)	(805,386,071)
Share transactions - net increase (decrease)	705,876	376,675,699
Total increase (decrease) in net assets	(1,436,271,058)	(1,660,788,589)

Net Assets
Beginning of period	4,168,108,244	5,828,896,833
End of period (including undistributed net investment income of $9,768,380 and undistributed net investment income of $24,215,950, respectively)	$ 2,731,837,186	$ 4,168,108,244

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 14.37	$ 12.91	$ 11.91	$ 11.03	$ 10.02
Income from Investment Operations
Net investment income (loss) E	.06	.08	.12	.14	.19 H	.12
Net realized and unrealized gain (loss)	(3.25)	(2.86)	2.25	1.18	.86	.97
Total from investment operations	(3.19)	(2.78)	2.37	1.32	1.05	1.09
Distributions from net investment income	(.09)	(.11)	(.14)	(.13)	(.17)	(.08)
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-	-
Total distributions	(.10) K	(2.02) J	(.91)	(.32)	(.17)	(.08)
Net asset value, end of period	$ 6.28	$ 9.57	$ 14.37	$ 12.91	$ 11.91	$ 11.03
Total Return B, C, D	(33.46)%	(22.45)%	19.44%	11.25%	9.51%	10.91%
Ratios to Average Net Assets F, I
Expenses before reductions	.62% A	.59%	.60%	.61%	.62%	.61%
Expenses net of fee waivers, if any	.62% A	.59%	.60%	.61%	.62%	.61%
Expenses net of all reductions	.61% A	.58%	.59%	.57%	.51%	.55%
Net investment income (loss)	1.76% A	.64%	.90%	1.13%	1.68% H	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,461,051	$ 3,785,291	$ 5,352,895	$ 5,034,751	$ 4,965,789	$ 4,998,159
Portfolio turnover rate G	189% A	283%	200%	184%	244%	212%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $2.019 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share. K Total distributions of $.095 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 L

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.32	$ 14.04	$ 12.64	$ 11.66	$ 10.80	$ 9.81
Income from Investment Operations
Net investment income (loss) F	.04	.03	.07	.08	.13 I	.04
Net realized and unrealized gain (loss)	(3.17)	(2.78)	2.19	1.16	.83	.96
Total from investment operations	(3.13)	(2.75)	2.26	1.24	.96	1.00
Distributions from net investment income	(.05)	(.06)	(.09)	(.07)	(.10)	(.01)
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-	-
Total distributions	(.06) M	(1.97) K	(.86)	(.26)	(.10)	(.01)
Net asset value, end of period	$ 6.13	$ 9.32	$ 14.04	$ 12.64	$ 11.66	$ 10.80
Total Return B, C, D, E	(33.64)%	(22.73)%	18.90%	10.81%	8.86%	10.20%
Ratios to Average Net Assets G, J
Expenses before reductions	1.09% A	.99%	.99%	1.06%	1.17%	1.34%
Expenses net of fee waivers, if any	1.09% A	.99%	.99%	1.06%	1.17%	1.34%
Expenses net of all reductions	1.08% A	.97%	.98%	1.02%	1.06%	1.27%
Net investment income (loss)	1.29% A	.25%	.51%	.68%	1.14% I	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 267,719	$ 379,162	$ 471,593	$ 372,010	$ 293,602	$ 216,223
Portfolio turnover rate H	189% A	283%	200%	184%	244%	212%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..74%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.969 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share. L Class N was renamed Class A on July 12, 2005. M Total distributions of $.059 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 13.91	$ 12.57	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.03	(.02)	.01	.04	.01
Net realized and unrealized gain (loss)	(3.15)	(2.76)	2.19	1.14	.31
Total from investment operations	(3.12)	(2.78)	2.20	1.18	.32
Distributions from net investment income	(.03)	(.01)	(.09)	(.08)	-
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.03) K	(1.91) J	(.86)	(.27)	-
Net asset value, end of period	$ 6.07	$ 9.22	$ 13.91	$ 12.57	$ 11.66
Total Return B, C, D	(33.84)%	(23.06)%	18.49%	10.31%	2.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.46% A	1.42%	1.43%	1.43%	1.33% A
Expenses net of fee waivers, if any	1.46% A	1.42%	1.43%	1.43%	1.33% A
Expenses net of all reductions	1.46% A	1.40%	1.42%	1.39%	1.21% A
Net investment income (loss)	.91% A	(.18)%	.07%	.31%	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 796	$ 1,013	$ 1,063	$ 434	$ 103
Portfolio turnover rate G	189% A	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.914 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share. K Total distributions of $.032 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 13.83	$ 12.51	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.01	(.08)	(.05)	(.03)	(.01)
Net realized and unrealized gain (loss)	(3.12)	(2.74)	2.18	1.15	.31
Total from investment operations	(3.11)	(2.82)	2.13	1.12	.30
Distributions from net investment income	-	-	(.04)	(.06)	-
Distributions from net realized gain	-	(1.86)	(.77)	(.19)	-
Total distributions	-	(1.86) J	(.81)	(.25)	-
Net asset value, end of period	$ 6.04	$ 9.15	$ 13.83	$ 12.51	$ 11.64
Total Return B, C, D	(33.99)%	(23.45)%	17.92%	9.74%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.90%	1.91%	1.95%	1.85% A
Expenses net of fee waivers, if any	1.94% A	1.90%	1.91%	1.95%	1.85% A
Expenses net of all reductions	1.93% A	1.88%	1.90%	1.91%	1.74% A
Net investment income (loss)	.44% A	(.66)%	(.41)%	(.21)%	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 283	$ 399	$ 466	$ 284	$ 118
Portfolio turnover rate G	189% A	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.863 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 13.85	$ 12.53	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.01	(.08)	(.05)	(.01)	(.01)
Net realized and unrealized gain (loss)	(3.12)	(2.73)	2.18	1.15	.31
Total from investment operations	(3.11)	(2.81)	2.13	1.14	.30
Distributions from net investment income	(.02)	-	(.04)	(.06)	-
Distributions from net realized gain	(.01)	(1.88)	(.77)	(.19)	-
Total distributions	(.03) K	(1.88) J	(.81)	(.25)	-
Net asset value, end of period	$ 6.02	$ 9.16	$ 13.85	$ 12.53	$ 11.64
Total Return B, C, D	(34.01)%	(23.39)%	17.87%	9.89%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.90%	1.91%	1.86%	1.82% A
Expenses net of fee waivers, if any	1.93% A	1.90%	1.91%	1.86%	1.82% A
Expenses net of all reductions	1.93% A	1.89%	1.90%	1.82%	1.71% A
Net investment income (loss)	.44% A	(.66)%	(.41)%	(.12)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 865	$ 522	$ 458	$ 229	$ 103
Portfolio turnover rate G	189% A	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.879 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share. K Total distributions of $.027 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 14.33	$ 12.90	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.05	.06	.11	.12	.02
Net realized and unrealized gain (loss)	(3.25)	(2.84)	2.23	1.17	.32
Total from investment operations	(3.20)	(2.78)	2.34	1.29	.34
Distributions from net investment income	(.07)	(.09)	(.14)	(.11)	-
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.08) J	(2.00) I	(.91)	(.30)	-
Net asset value, end of period	$ 6.27	$ 9.55	$ 14.33	$ 12.90	$ 11.91
Total Return B, C	(33.57)%	(22.48)%	19.20%	11.04%	2.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.81% A	.74%	.74%	.78%	.83% A
Expenses net of fee waivers, if any	.81% A	.74%	.74%	.78%	.83% A
Expenses net of all reductions	.80% A	.73%	.69%	.74%	.71% A
Net investment income (loss)	1.57% A	.50%	.80%	.96%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,124	$ 1,720	$ 2,422	$ 114	$ 103
Portfolio turnover rate F	189% A	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II: O and Destiny Plans II: N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 77,712,964
Unrealized depreciation	(799,279,460)
Net unrealized appreciation (depreciation)	$ (721,566,496)
Cost for federal income tax purposes	$ 3,476,738,546

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $2,943,184,352 and $2,933,465,567, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 347,801	$ 3,315
Class T	.25%	.25%	2,114	-
Class B	.75%	.25%	1,422	1,069
Class C	.75%	.25%	3,309	875
			$ 354,646	$ 5,259

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,379
Class T	-
Class B*	-
Class C*	-
$ 1,379

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 64,982	-**
Class A	311,519.22
Class T	1,477.35
Class B	464.33
Class C	1,046.32
Institutional Class	1,216.19
	$ 380,704

* Annualized

** Amount less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $85,856 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	InterestExpense
Borrower	$ 7,305,674.56%		$ 4,859

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,304 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $393,901.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $4,369,000. The weighted average interest rate was .38%. The interest expense amounted to $138 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $56,176 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,217.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2009	Year ended September 30, 2008
From net investment income
Class O	$ 34,977,922	$ 40,933,328
Class A	2,211,278	2,106,450
Class T	3,457	527
Class C	2,139	-
Institutional Class	13,775	15,463
Total	$ 37,208,571	$ 43,055,768

Semiannual Report

11. Distributions to Shareholders - continued

	Six months ended March 31, 2009	Year ended September 30, 2008
From net realized gain
Class O	$ 2,360,332	$ 696,957,954
Class A	250,306	64,779,107
Class T	798	143,694
Class B	-	67,933
Class C	611	64,542
Institutional Class	1,117	317,073
Total	$ 2,613,164	$ 762,330,303

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Class O
Shares sold	12,279,872	16,057,568	$ 84,236,790	$ 193,845,310
Reinvestment of distributions	5,071,207	58,139,167	34,282,443	713,948,956
Shares redeemed	(20,619,751)	(51,302,412)	(138,846,438)	(617,418,741)
Net increase (decrease)	(3,268,672)	22,894,323	$ (20,327,205)	$ 290,375,525
Class A
Shares sold	4,552,674	5,411,532	$ 30,402,324	$ 63,707,961
Reinvestment of distributions	339,275	5,544,964	2,242,592	66,539,525
Shares redeemed	(1,879,904)	(3,862,439)	(12,337,013)	(44,869,515)
Net increase (decrease)	3,012,045	7,094,057	$ 20,307,903	$ 85,377,971
Class T
Shares sold	50,311	57,049	$ 346,867	$ 630,134
Reinvestment of distributions	623	12,119	4,090	144,221
Shares redeemed	(29,806)	(35,694)	(202,676)	(394,165)
Net increase (decrease)	21,128	33,474	$ 148,281	$ 380,190
Class B
Shares sold	19,585	23,902	$ 129,128	$ 266,423
Reinvestment of distributions	-	5,649	-	66,997
Shares redeemed	(16,418)	(19,562)	(111,965)	(209,450)
Net increase (decrease)	3,167	9,989	$ 17,163	$ 123,970
Class C
Shares sold	121,593	41,282	$ 783,016	$ 457,619
Reinvestment of distributions	401	5,132	2,612	60,914
Shares redeemed	(35,459)	(22,503)	(231,761)	(241,130)
Net increase (decrease)	86,535	23,911	$ 553,867	$ 277,403
Institutional Class
Shares sold	35,123	17,393	$ 238,399	$ 195,620
Reinvestment of distributions	2,061	27,031	13,910	331,400
Shares redeemed	(37,951)	(33,224)	(246,442)	(386,380)
Net increase (decrease)	(767)	11,200	$ 5,867	$ 140,640

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

DESIIN-USAN-0509
1.791870.105

Fidelity Destiny® Portfolios:
Fidelity® Advisor

Capital Development Fund -

Class O

Semiannual Report

March 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	AnnualizedExpense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class O	.62%
Actual		$ 1,000.00	$ 665.40	$ 2.57
Hypothetical A		$ 1,000.00	$ 1,021.84	$ 3.13
Class A	1.09%
Actual		$ 1,000.00	$ 663.60	$ 4.52
Hypothetical A		$ 1,000.00	$ 1,019.50	$ 5.49
Class T	1.46%
Actual		$ 1,000.00	$ 661.60	$ 6.05
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.34
Class B	1.94%
Actual		$ 1,000.00	$ 660.10	$ 8.03
Hypothetical A		$ 1,000.00	$ 1,015.26	$ 9.75
Class C	1.93%
Actual		$ 1,000.00	$ 659.90	$ 7.99
Hypothetical A		$ 1,000.00	$ 1,015.31	$ 9.70
Institutional Class	.81%
Actual		$ 1,000.00	$ 664.30	$ 3.36
Hypothetical A		$ 1,000.00	$ 1,020.89	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2009
	% of fund'snet assets	% of fund's net assets6 months ago
Exxon Mobil Corp.	2.5	0.0
Apple, Inc.	2.0	0.3
Chevron Corp.	2.0	0.0
Wal-Mart Stores, Inc.	2.0	2.2
Cisco Systems, Inc.	2.0	0.0
Altria Group, Inc.	1.7	0.2
Liberty International Acquisition Co.	1.7	1.2
Vodafone Group PLC sponsored ADR	1.6	0.3
Verizon Communications, Inc.	1.5	0.1
Liberty Acquisition Holdings Corp. unit	1.5	1.2
	18.5
Top Five Market Sectors as of March 31, 2009
	% of fund'snet assets	% of fund's net assets6 months ago
Information Technology	17.7	11.9
Financials	16.8	28.7
Consumer Discretionary	13.5	14.8
Energy	11.8	13.6
Health Care	11.4	6.9
Asset Allocation (% of fund's net assets)
As of March 31, 2009 *		As of September 30, 2008 **
	Stocks 99.9%		Stocks 99.4%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	16.4%	** Foreign investments	15.6%

Semiannual Report

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Diversified Consumer Services - 1.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	150,000	$ 11,749,500
Brinks Home Security Holdings, Inc. (a)	30,000	678,000
H&R Block, Inc.	250,000	4,547,500
ITT Educational Services, Inc. (a)	75,000	9,106,500
Regis Corp.	321,100	4,639,895
		30,721,395
Hotels, Restaurants & Leisure - 1.7%
Burger King Holdings, Inc.	100,000	2,295,000
Darden Restaurants, Inc.	400,000	13,704,000
McDonald's Corp.	477,000	26,029,890
Starbucks Corp. (a)	320,000	3,555,200
		45,584,090
Household Durables - 0.3%
Meritage Homes Corp. (a)	294,731	3,365,828
Pulte Homes, Inc.	180,500	1,972,865
Whirlpool Corp.	50,000	1,479,500
		6,818,193
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	120,000	8,812,800
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	358,600	8,990,102
Media - 1.3%
Comcast Corp. Class A	400,000	5,456,000
The DIRECTV Group, Inc. (a)	525,000	11,964,750
The Walt Disney Co.	1,050,000	19,068,000
		36,488,750
Multiline Retail - 0.8%
Family Dollar Stores, Inc.	395,000	13,181,150
Kohl's Corp. (a)	170,000	7,194,400
		20,375,550
Specialty Retail - 4.6%
Advance Auto Parts, Inc.	337,800	13,876,824
AutoNation, Inc. (a)	200,000	2,776,000
AutoZone, Inc. (a)	115,000	18,701,300
Best Buy Co., Inc.	140,000	5,314,400
Gamestop Corp. Class A (a)	375,000	10,507,500
H&M Hennes & Mauritz AB (B Shares)	43,900	1,649,884
Home Depot, Inc.	675,000	15,903,000
Jos. A. Bank Clothiers, Inc. (a)	160,000	4,449,600
Lowe's Companies, Inc.	350,000	6,387,500
O'Reilly Automotive, Inc. (a)	50,000	1,750,500
Ross Stores, Inc.	819,485	29,403,122
Sherwin-Williams Co.	60,000	3,118,200
TJX Companies, Inc.	480,700	12,325,148
		126,162,978
Textiles, Apparel & Luxury Goods - 3.1%
FGX International Ltd. (a)	1,423	16,535
Iconix Brand Group, Inc. (a)	977,300	8,649,105
NIKE, Inc. Class B	329,365	15,443,925

	Shares	Value
Phillips-Van Heusen Corp.	416,900	$ 9,455,292
Polo Ralph Lauren Corp. Class A	270,000	11,407,500
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,215,000	8,104,050
Steven Madden Ltd. (a)	450,000	8,451,000
VF Corp.	178,253	10,180,029
Warnaco Group, Inc. (a)	586,300	14,071,200
		85,778,636
TOTAL CONSUMER DISCRETIONARY		369,732,494
CONSUMER STAPLES - 9.8%
Beverages - 2.2%
Anheuser-Busch InBev NV	932,700	25,698,191
Anheuser-Busch InBev NV (strip VVPR) (a)	160,000	638
Coca-Cola Enterprises, Inc.	650,000	8,573,500
Constellation Brands, Inc. Class A (sub. vtg.) (a)	850,000	10,115,000
Dr Pepper Snapple Group, Inc. (a)	300,000	5,073,000
Pepsi Bottling Group, Inc.	100,000	2,214,000
The Coca-Cola Co.	215,000	9,449,250
		61,123,579
Food & Staples Retailing - 3.8%
BJ's Wholesale Club, Inc. (a)	50,000	1,599,500
Casey's General Stores, Inc.	100,000	2,666,000
Costco Wholesale Corp.	108,400	5,021,088
CVS Caremark Corp.	220,000	6,047,800
Kroger Co.	1,265,000	26,843,300
Nash-Finch Co.	74,423	2,090,542
Safeway, Inc.	180,000	3,634,200
Wal-Mart Stores, Inc.	1,045,000	54,444,500
		102,346,930
Food Products - 1.1%
Archer Daniels Midland Co.	50,000	1,389,000
Chiquita Brands International, Inc. (a)	100,238	664,578
Dean Foods Co. (a)	100,000	1,808,000
Fresh Del Monte Produce, Inc. (a)	674,545	11,076,029
Ralcorp Holdings, Inc. (a)	226,001	12,176,934
TreeHouse Foods, Inc. (a)	71,452	2,057,103
		29,171,644
Household Products - 0.4%
Procter & Gamble Co.	225,000	10,595,250
Tobacco - 2.3%
Altria Group, Inc.	2,900,300	46,462,806
Lorillard, Inc.	150,000	9,261,000
Philip Morris International, Inc.	170,000	6,048,600
Reynolds American, Inc.	50,000	1,792,000
		63,564,406
TOTAL CONSUMER STAPLES		266,801,809
Common Stocks - continued
	Shares	Value
ENERGY - 11.8%
Energy Equipment & Services - 3.4%
BJ Services Co.	321,805	$ 3,201,960
ENSCO International, Inc.	797,500	21,054,000
Helmerich & Payne, Inc.	348,500	7,935,345
Key Energy Services, Inc. (a)	300,000	864,000
Nabors Industries Ltd. (a)	405,900	4,054,941
Noble Corp.	990,000	23,849,100
Patterson-UTI Energy, Inc.	523,800	4,693,248
Rowan Companies, Inc.	500,000	5,985,000
Tidewater, Inc.	319,300	11,855,609
Transocean Ltd. (a)	160,000	9,414,400
		92,907,603
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	90,000	3,500,100
Apache Corp.	220,000	14,099,800
Chesapeake Energy Corp.	330,000	5,629,800
Chevron Corp.	825,400	55,499,896
Cimarex Energy Co.	62,455	1,147,923
ConocoPhillips	807,300	31,613,868
Enterprise Products Partners LP	200,000	4,450,000
Exxon Mobil Corp.	993,333	67,645,978
Frontier Oil Corp.	447,000	5,717,130
Hess Corp.	47,618	2,580,896
Marathon Oil Corp.	250,000	6,572,500
Occidental Petroleum Corp.	275,000	15,303,750
Petro-Canada	80,000	2,149,708
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	138,800	3,400,600
sponsored ADR	25,000	761,750
Southwestern Energy Co. (a)	240,000	7,125,600
Sunoco, Inc.	30,000	794,400
USEC, Inc. (a)	110,000	528,000
XTO Energy, Inc.	50,000	1,531,000
		230,052,699
TOTAL ENERGY		322,960,302
FINANCIALS - 16.8%
Capital Markets - 4.0%
Aberdeen Asset Management PLC	1,000,000	1,829,370
Bank of New York Mellon Corp.	150,000	4,237,500
Deutsche Bank AG (NY Shares)	150,000	6,097,500
Germany1 Acquisition Ltd.	1,488,300	18,778,514
Germany1 Acquisition Ltd. warrants 9/1/12 (a)	1,260,000	719,592
GLG Partners, Inc.	7,317,062	20,780,456
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	625,530
Goldman Sachs Group, Inc.	260,700	27,639,414
Greenhill & Co., Inc. (d)	125,000	9,231,250
Janus Capital Group, Inc.	399,207	2,654,727

	Shares	Value
Morgan Stanley	477,585	$ 10,874,610
Northern Trust Corp.	20,000	1,196,400
State Street Corp.	115,000	3,539,700
		108,204,563
Commercial Banks - 1.2%
BB&T Corp. (d)	226,400	3,830,688
First Horizon National Corp.	200,000	2,148,000
PNC Financial Services Group, Inc.	200,000	5,858,000
U.S. Bancorp, Delaware	187,000	2,732,070
Wells Fargo & Co.	1,300,850	18,524,104
		33,092,862
Consumer Finance - 0.3%
Promise Co. Ltd. (d)	500,000	7,917,165
Diversified Financial Services - 4.9%
Citigroup, Inc. (d)	1,174,800	2,972,244
JPMorgan Chase & Co.	1,166,300	31,000,254
Liberty Acquisition Holdings Corp. (a)	155,000	1,360,900
Liberty Acquisition Holdings Corp.:
unit (a)	4,613,100	41,517,900
warrants 12/12/13 (a)	393,800	106,326
Liberty International Acquisition Co. (a)(e)	3,875,000	45,701,642
Liberty International Acquisition Co. warrants 3/17/13 (a)	4,125,000	1,013,544
PICO Holdings, Inc. (a)	333,989	10,043,049
		133,715,859
Insurance - 5.5%
ACE Ltd.	202,000	8,160,800
Aspen Insurance Holdings Ltd.	559,300	12,561,878
Assurant, Inc.	50,000	1,089,000
Axis Capital Holdings Ltd.	407,500	9,185,050
Berkshire Hathaway, Inc. Class A (a)	436	37,801,200
Fidelity National Financial, Inc. Class A	213,000	4,155,630
Loews Corp.	530,000	11,713,000
Max Capital Group Ltd.	251,736	4,339,929
MetLife, Inc.	192,325	4,379,240
Montpelier Re Holdings Ltd.	506,466	6,563,799
Platinum Underwriters Holdings Ltd.	408,167	11,575,616
The Chubb Corp.	222,400	9,411,968
The Travelers Companies, Inc.	698,500	28,387,040
Unum Group	73,300	916,250
		150,240,400
Real Estate Investment Trusts - 0.6%
Plum Creek Timber Co., Inc.	235,000	6,831,450
Public Storage	88,500	4,889,625
Rayonier, Inc.	149,340	4,513,055
		16,234,130
Real Estate Management & Development - 0.2%
Hang Lung Properties Ltd.	2,520,000	5,917,592
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	280,000	$ 3,273,200
TOTAL FINANCIALS		458,595,771
HEALTH CARE - 11.4%
Biotechnology - 0.0%
Celgene Corp. (a)	17,500	777,000
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	202,200	10,356,684
Boston Scientific Corp. (a)	500,000	3,975,000
Cooper Companies, Inc.	102,281	2,704,310
Covidien Ltd.	627,500	20,858,100
Edwards Lifesciences Corp. (a)	100,000	6,063,000
Hospira, Inc. (a)	140,000	4,320,400
Medtronic, Inc.	190,000	5,599,300
		53,876,794
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	100,000	3,266,000
Express Scripts, Inc. (a)	282,636	13,049,304
Futuremed Healthcare Income Fund	497,900	3,278,647
Hanger Orthopedic Group, Inc. (a)(e)	1,814,420	24,041,065
Humana, Inc. (a)	50,000	1,304,000
Lincare Holdings, Inc. (a)	100,000	2,180,000
McKesson Corp.	130,000	4,555,200
Medco Health Solutions, Inc. (a)	431,400	17,834,076
WellPoint, Inc. (a)	70,000	2,657,900
		72,166,192
Life Sciences Tools & Services - 0.0%
Waters Corp. (a)	20,000	739,000
Pharmaceuticals - 6.7%
Abbott Laboratories	85,000	4,054,500
Allergan, Inc.	150,000	7,164,000
AstraZeneca PLC sponsored ADR	250,000	8,862,500
Bristol-Myers Squibb Co.	670,000	14,686,400
Johnson & Johnson	85,000	4,471,000
King Pharmaceuticals, Inc. (a)	400,000	2,828,000
Merck & Co., Inc.	250,000	6,687,500
Mylan, Inc. (a)	100,000	1,341,000
Perrigo Co.	160,000	3,972,800
Pfizer, Inc.	2,660,000	36,229,200
Sanofi-Aventis sponsored ADR	250,000	6,982,500
Schering-Plough Corp.	1,395,000	32,852,250
Teva Pharmaceutical Industries Ltd. sponsored ADR	739,821	33,328,936
Watson Pharmaceuticals, Inc. (a)	100,000	3,111,000

	Shares	Value
Wyeth	323,500	$ 13,923,440
XenoPort, Inc. (a)	155,934	3,018,882
		183,513,908
TOTAL HEALTH CARE		311,072,894
INDUSTRIALS - 6.6%
Aerospace & Defense - 2.4%
Bombardier, Inc. Class B (sub. vtg.)	1,000,000	2,332,500
Honeywell International, Inc.	79,200	2,206,512
L-3 Communications Holdings, Inc.	145,681	9,877,172
Lockheed Martin Corp.	32,522	2,244,994
Northrop Grumman Corp.	428,700	18,708,468
Raytheon Co.	381,937	14,872,627
United Technologies Corp.	370,000	15,902,600
		66,144,873
Commercial Services & Supplies - 0.3%
Cintas Corp.	60,000	1,483,200
United Stationers, Inc. (a)	230,000	6,458,400
		7,941,600
Electrical Equipment - 0.1%
Regal-Beloit Corp.	61,967	1,898,669
Industrial Conglomerates - 1.2%
General Electric Co.	3,148,300	31,829,313
Marine - 0.1%
Alexander & Baldwin, Inc.	220,000	4,186,600
Professional Services - 0.1%
Manpower, Inc.	80,000	2,522,400
Road & Rail - 2.0%
Burlington Northern Santa Fe Corp.	171,600	10,321,740
Norfolk Southern Corp.	774,200	26,129,250
Ryder System, Inc.	100,000	2,831,000
Union Pacific Corp.	388,800	15,983,568
		55,265,558
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	590,000	7,900,100
Interline Brands, Inc. (a)	335,008	2,824,117
		10,724,217
TOTAL INDUSTRIALS		180,513,230
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 2.2%
Cisco Systems, Inc. (a)	3,243,300	54,390,141
Juniper Networks, Inc. (a)	203,800	3,069,228
Nokia Corp. sponsored ADR	200,000	2,334,000
		59,793,369
Computers & Peripherals - 5.1%
Apple, Inc. (a)	528,000	55,503,360
Dell, Inc. (a)	1,475,400	13,986,792
EMC Corp. (a)	550,000	6,270,000
Hewlett-Packard Co.	1,250,500	40,091,030
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	126,400	$ 12,246,896
NCR Corp. (a)	436,560	3,470,652
NetApp, Inc. (a)	100,000	1,484,000
Sun Microsystems, Inc. (a)	1,000,000	7,320,000
		140,372,730
Electronic Equipment & Components - 0.1%
SYNNEX Corp. (a)	162,900	3,204,243
Internet Software & Services - 1.4%
eBay, Inc. (a)	1,000,000	12,560,000
Google, Inc. Class A (sub. vtg.) (a)	65,800	22,902,348
NetEase.com, Inc. sponsored ADR (a)	127,600	3,426,060
		38,888,408
IT Services - 2.5%
Affiliated Computer Services, Inc. Class A (a)	235,556	11,280,777
CACI International, Inc. Class A (a)	218,301	7,965,803
Computer Sciences Corp. (a)	540,000	19,893,600
CSG Systems International, Inc. (a)	100,000	1,428,000
Fidelity National Information Services, Inc.	400,000	7,280,000
Hewitt Associates, Inc. Class A (a)	520,000	15,475,200
SAIC, Inc. (a)	253,200	4,727,244
		68,050,624
Office Electronics - 0.1%
Xerox Corp.	350,000	1,592,500
Semiconductors & Semiconductor Equipment - 2.2%
Altera Corp.	710,000	12,460,500
Applied Materials, Inc.	632,503	6,799,407
ASML Holding NV (NY Shares)	661,500	11,582,865
Intel Corp.	1,480,000	22,274,000
MEMC Electronic Materials, Inc. (a)	295,800	4,877,742
National Semiconductor Corp.	57,900	594,633
Novellus Systems, Inc. (a)	51,266	852,554
Xilinx, Inc.	110,000	2,107,600
		61,549,301
Software - 4.1%
Autonomy Corp. PLC (a)	400,000	7,489,656
BMC Software, Inc. (a)	445,000	14,685,000
CA, Inc.	790,000	13,911,900
Intuit, Inc. (a)	150,000	4,050,000
Microsoft Corp.	1,392,000	25,571,040
Oracle Corp.	1,262,400	22,811,568
Symantec Corp. (a)	1,519,000	22,693,860
		111,213,024
TOTAL INFORMATION TECHNOLOGY		484,664,199

	Shares	Value
MATERIALS - 5.4%
Chemicals - 1.1%
Monsanto Co.	50,000	$ 4,155,000
Neo Material Technologies, Inc. (a)	3,330,600	3,223,715
The Mosaic Co.	414,900	17,417,502
The Scotts Miracle-Gro Co. Class A	130,000	4,511,000
		29,307,217
Containers & Packaging - 0.0%
Pactiv Corp. (a)	40,000	583,600
Metals & Mining - 4.2%
Agnico-Eagle Mines Ltd.	295,000	16,961,125
Barrick Gold Corp.	505,000	16,350,549
BHP Billiton PLC	340,000	6,756,473
Carpenter Technology Corp.	418,200	5,904,984
Freeport-McMoRan Copper & Gold, Inc. Class B	190,000	7,240,900
Kinross Gold Corp.	1,076,200	19,561,063
Newcrest Mining Ltd.	487,050	11,209,159
Newmont Mining Corp.	636,500	28,489,740
Nucor Corp.	76,500	2,920,005
Red Back Mining, Inc. (a)	100,000	646,594
		116,040,592
Paper & Forest Products - 0.1%
Acadian Timber Income Fund	610,000	2,927,923
TOTAL MATERIALS		148,859,332
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	975,000	24,570,000
Embarq Corp.	257,100	9,731,235
Iliad Group SA	150,000	13,985,420
Verizon Communications, Inc.	1,385,000	41,827,000
		90,113,655
Wireless Telecommunication Services - 1.8%
Sprint Nextel Corp. (a)	1,453,500	5,188,995
Vodafone Group PLC sponsored ADR	2,467,300	42,980,366
		48,169,361
TOTAL TELECOMMUNICATION SERVICES		138,283,016
UTILITIES - 1.8%
Electric Utilities - 0.2%
Entergy Corp.	35,000	2,383,150
Exelon Corp.	30,000	1,361,700
		3,744,850
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	550,000	3,195,500
Boralex, Inc. Class A (a)	30,140	130,799
		3,326,299
Multi-Utilities - 1.5%
CMS Energy Corp.	419,422	4,965,956
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	330,000	$ 12,612,600
Public Service Enterprise Group, Inc.	559,400	16,485,518
Sempra Energy	155,000	7,167,200
		41,231,274
TOTAL UTILITIES		48,302,423
TOTAL COMMON STOCKS (Cost $3,388,530,734)		2,729,785,470
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.52% (b)	6,941,880	6,941,880
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	18,444,700	18,444,700
TOTAL MONEY MARKET FUNDS (Cost $25,386,580)		25,386,580
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,413,917,314)	2,755,172,050
NET OTHER ASSETS - (0.9)%	(23,334,864)
NET ASSETS - 100%	$ 2,731,837,186
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 76,402
Fidelity Securities Lending Cash Central Fund	393,901
Total	$ 470,303
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value,beginning of period	Purchases	SalesProceeds	DividendIncome	Value,end ofperiod
Acadian Timber Income Fund	$ 931,980	$ 3,499,361	$ -	$ 172,812	$ -
Hanger Orthopedic Group, Inc.	42,309,235	2,904,482	11,396,515	-	24,041,065
Liberty International Acquisition Co.	51,455,066	-	2,850,245	-	45,701,642
Total	$ 94,696,281	$ 6,403,843	$ 14,246,760	$ 172,812	$ 69,742,707
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,755,172,050	$ 2,734,312,590	$ 19,126,324	$ 1,733,136
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(7,014,213)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	8,747,349
Ending Balance	$ 1,733,136

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.6%
United Kingdom	3.3%
Canada	2.4%
Bermuda	2.4%
Cayman Islands	2.1%
Switzerland	1.5%
Israel	1.2%
Others (individually less than 1%)	3.5%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $72,542,483 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,699,389) - See accompanying schedule: Unaffiliated issuers (cost $3,308,873,668)	$ 2,660,042,763
Fidelity Central Funds (cost $25,386,580)	25,386,580
Other affiliated issuers (cost $79,657,066)	69,742,707
Total Investments (cost $3,413,917,314)		$ 2,755,172,050
Receivable for investments sold		62,505,052
Receivable for fund shares sold		256,987
Dividends receivable		3,474,727
Distributions receivable from Fidelity Central Funds		36,002
Prepaid expenses		29,814
Other receivables		94,976
Total assets		2,821,569,608

Liabilities
Payable to custodian bank	$ 13
Payable for investments purchased	68,088,442
Payable for fund shares redeemed	1,557,131
Accrued management fee	1,232,087
Distribution fees payable	54,198
Other affiliated payables	236,949
Other payables and accrued expenses	118,902
Collateral on securities loaned, at value	18,444,700
Total liabilities		89,732,422

Net Assets		$ 2,731,837,186
Net Assets consist of:
Paid in capital		$ 4,786,425,475
Undistributed net investment income		9,768,380
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,405,597,516)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(658,759,153)
Net Assets		$ 2,731,837,186

Statement of Assets and Liabilities - continued

March 31, 2009 (Unaudited)
Class O: Net Asset Value, offering price and redemption price per share ($2,461,050,966 ÷ 392,074,599 shares)	$ 6.28

Class A: Net Asset Value and redemption price per share ($267,718,816 ÷ 43,683,497 shares)	$ 6.13

Maximum offering price per share (100/94.25 of $6.13)	$ 6.50
Class T: Net Asset Value and redemption price per share ($795,709 ÷ 131,038 shares)	$ 6.07

Maximum offering price per share (100/96.50 of $6.07)	$ 6.29
Class B: Net Asset Value and offering price per share ($282,972 ÷ 46,826 shares) A	$ 6.04

Class C: Net Asset Value and offering price per share ($864,511 ÷ 143,542 shares) A	$ 6.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,124,212 ÷ 179,419 shares)	$ 6.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Dividends (including $172,812 earned from other affiliated issuers)		$ 34,588,121
Interest		1,595
Income from Fidelity Central Funds		470,303
Total income		35,060,019

Expenses
Management fee	$ 8,364,308
Transfer agent fees	380,704
Distribution fees	354,646
Accounting and security lending fees	481,647
Custodian fees and expenses	60,354
Independent trustees' compensation	10,772
Depreciation in deferred trustee compensation account	(1,477)
Registration fees	26,224
Audit	45,271
Legal	15,522
Interest	4,997
Miscellaneous	64,445
Total expenses before reductions	9,807,413
Expense reductions	(58,393)	9,749,020
Net investment income (loss)		25,310,999
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,279,780,991)
Other affiliated issuers	(2,314,727)
Foreign currency transactions	(337,579)
Futures contracts	(355,666)
Total net realized gain (loss)		(1,282,788,963)
Change in net unrealized appreciation (depreciation) on: Investment securities	(139,725,224)
Assets and liabilities in foreign currencies	47,989
Total change in net unrealized appreciation (depreciation)		(139,677,235)
Net gain (loss)		(1,422,466,198)
Net increase (decrease) in net assets resulting from operations		$ (1,397,155,199)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30,2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,310,999	$ 32,048,513
Net realized gain (loss)	(1,282,788,963)	65,594,756
Change in net unrealized appreciation (depreciation)	(139,677,235)	(1,329,721,486)
Net increase (decrease) in net assets resulting from operations	(1,397,155,199)	(1,232,078,217)
Distributions to shareholders from net investment income	(37,208,571)	(43,055,768)
Distributions to shareholders from net realized gain	(2,613,164)	(762,330,303)
Total distributions	(39,821,735)	(805,386,071)
Share transactions - net increase (decrease)	705,876	376,675,699
Total increase (decrease) in net assets	(1,436,271,058)	(1,660,788,589)

Net Assets
Beginning of period	4,168,108,244	5,828,896,833
End of period (including undistributed net investment income of $9,768,380 and undistributed net investment income of $24,215,950, respectively)	$ 2,731,837,186	$ 4,168,108,244

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 14.37	$ 12.91	$ 11.91	$ 11.03	$ 10.02
Income from Investment Operations
Net investment income (loss) E	.06	.08	.12	.14	.19 H	.12
Net realized and unrealized gain (loss)	(3.25)	(2.86)	2.25	1.18	.86	.97
Total from investment operations	(3.19)	(2.78)	2.37	1.32	1.05	1.09
Distributions from net investment income	(.09)	(.11)	(.14)	(.13)	(.17)	(.08)
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-	-
Total distributions	(.10) K	(2.02) J	(.91)	(.32)	(.17)	(.08)
Net asset value, end of period	$ 6.28	$ 9.57	$ 14.37	$ 12.91	$ 11.91	$ 11.03
Total Return B, C, D	(33.46)%	(22.45)%	19.44%	11.25%	9.51%	10.91%
Ratios to Average Net Assets F, I
Expenses before reductions	.62% A	.59%	.60%	.61%	.62%	.61%
Expenses net of fee waivers, if any	.62% A	.59%	.60%	.61%	.62%	.61%
Expenses net of all reductions	.61% A	.58%	.59%	.57%	.51%	.55%
Net investment income (loss)	1.76% A	.64%	.90%	1.13%	1.68% H	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,461,051	$ 3,785,291	$ 5,352,895	$ 5,034,751	$ 4,965,789	$ 4,998,159
Portfolio turnover rate G	189% A	283%	200%	184%	244%	212%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $2.019 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share. K Total distributions of $.095 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 L

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.32	$ 14.04	$ 12.64	$ 11.66	$ 10.80	$ 9.81
Income from Investment Operations
Net investment income (loss) F	.04	.03	.07	.08	.13 I	.04
Net realized and unrealized gain (loss)	(3.17)	(2.78)	2.19	1.16	.83	.96
Total from investment operations	(3.13)	(2.75)	2.26	1.24	.96	1.00
Distributions from net investment income	(.05)	(.06)	(.09)	(.07)	(.10)	(.01)
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-	-
Total distributions	(.06) M	(1.97) K	(.86)	(.26)	(.10)	(.01)
Net asset value, end of period	$ 6.13	$ 9.32	$ 14.04	$ 12.64	$ 11.66	$ 10.80
Total Return B, C, D, E	(33.64)%	(22.73)%	18.90%	10.81%	8.86%	10.20%
Ratios to Average Net Assets G, J
Expenses before reductions	1.09% A	.99%	.99%	1.06%	1.17%	1.34%
Expenses net of fee waivers, if any	1.09% A	.99%	.99%	1.06%	1.17%	1.34%
Expenses net of all reductions	1.08% A	.97%	.98%	1.02%	1.06%	1.27%
Net investment income (loss)	1.29% A	.25%	.51%	.68%	1.14% I	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 267,719	$ 379,162	$ 471,593	$ 372,010	$ 293,602	$ 216,223
Portfolio turnover rate H	189% A	283%	200%	184%	244%	212%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..74%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.969 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share. L Class N was renamed Class A on July 12, 2005. M Total distributions of $.059 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 13.91	$ 12.57	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.03	(.02)	.01	.04	.01
Net realized and unrealized gain (loss)	(3.15)	(2.76)	2.19	1.14	.31
Total from investment operations	(3.12)	(2.78)	2.20	1.18	.32
Distributions from net investment income	(.03)	(.01)	(.09)	(.08)	-
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.03) K	(1.91) J	(.86)	(.27)	-
Net asset value, end of period	$ 6.07	$ 9.22	$ 13.91	$ 12.57	$ 11.66
Total Return B, C, D	(33.84)%	(23.06)%	18.49%	10.31%	2.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.46% A	1.42%	1.43%	1.43%	1.33% A
Expenses net of fee waivers, if any	1.46% A	1.42%	1.43%	1.43%	1.33% A
Expenses net of all reductions	1.46% A	1.40%	1.42%	1.39%	1.21% A
Net investment income (loss)	.91% A	(.18)%	.07%	.31%	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 796	$ 1,013	$ 1,063	$ 434	$ 103
Portfolio turnover rate G	189% A	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.914 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share. K Total distributions of $.032 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 13.83	$ 12.51	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.01	(.08)	(.05)	(.03)	(.01)
Net realized and unrealized gain (loss)	(3.12)	(2.74)	2.18	1.15	.31
Total from investment operations	(3.11)	(2.82)	2.13	1.12	.30
Distributions from net investment income	-	-	(.04)	(.06)	-
Distributions from net realized gain	-	(1.86)	(.77)	(.19)	-
Total distributions	-	(1.86) J	(.81)	(.25)	-
Net asset value, end of period	$ 6.04	$ 9.15	$ 13.83	$ 12.51	$ 11.64
Total Return B, C, D	(33.99)%	(23.45)%	17.92%	9.74%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.90%	1.91%	1.95%	1.85% A
Expenses net of fee waivers, if any	1.94% A	1.90%	1.91%	1.95%	1.85% A
Expenses net of all reductions	1.93% A	1.88%	1.90%	1.91%	1.74% A
Net investment income (loss)	.44% A	(.66)%	(.41)%	(.21)%	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 283	$ 399	$ 466	$ 284	$ 118
Portfolio turnover rate G	189% A	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.863 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 13.85	$ 12.53	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.01	(.08)	(.05)	(.01)	(.01)
Net realized and unrealized gain (loss)	(3.12)	(2.73)	2.18	1.15	.31
Total from investment operations	(3.11)	(2.81)	2.13	1.14	.30
Distributions from net investment income	(.02)	-	(.04)	(.06)	-
Distributions from net realized gain	(.01)	(1.88)	(.77)	(.19)	-
Total distributions	(.03) K	(1.88) J	(.81)	(.25)	-
Net asset value, end of period	$ 6.02	$ 9.16	$ 13.85	$ 12.53	$ 11.64
Total Return B, C, D	(34.01)%	(23.39)%	17.87%	9.89%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.90%	1.91%	1.86%	1.82% A
Expenses net of fee waivers, if any	1.93% A	1.90%	1.91%	1.86%	1.82% A
Expenses net of all reductions	1.93% A	1.89%	1.90%	1.82%	1.71% A
Net investment income (loss)	.44% A	(.66)%	(.41)%	(.12)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 865	$ 522	$ 458	$ 229	$ 103
Portfolio turnover rate G	189% A	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.879 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share. K Total distributions of $.027 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 14.33	$ 12.90	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.05	.06	.11	.12	.02
Net realized and unrealized gain (loss)	(3.25)	(2.84)	2.23	1.17	.32
Total from investment operations	(3.20)	(2.78)	2.34	1.29	.34
Distributions from net investment income	(.07)	(.09)	(.14)	(.11)	-
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.08) J	(2.00) I	(.91)	(.30)	-
Net asset value, end of period	$ 6.27	$ 9.55	$ 14.33	$ 12.90	$ 11.91
Total Return B, C	(33.57)%	(22.48)%	19.20%	11.04%	2.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.81% A	.74%	.74%	.78%	.83% A
Expenses net of fee waivers, if any	.81% A	.74%	.74%	.78%	.83% A
Expenses net of all reductions	.80% A	.73%	.69%	.74%	.71% A
Net investment income (loss)	1.57% A	.50%	.80%	.96%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,124	$ 1,720	$ 2,422	$ 114	$ 103
Portfolio turnover rate F	189% A	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II: O and Destiny Plans II: N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 77,712,964
Unrealized depreciation	(799,279,460)
Net unrealized appreciation (depreciation)	$ (721,566,496)
Cost for federal income tax purposes	$ 3,476,738,546

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $2,943,184,352 and $2,933,465,567, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 347,801	$ 3,315
Class T	.25%	.25%	2,114	-
Class B	.75%	.25%	1,422	1,069
Class C	.75%	.25%	3,309	875
			$ 354,646	$ 5,259

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,379
Class T	-
Class B*	-
Class C*	-
$ 1,379

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 64,982	-**
Class A	311,519.22
Class T	1,477.35
Class B	464.33
Class C	1,046.32
Institutional Class	1,216.19
	$ 380,704

* Annualized

** Amount less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $85,856 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	InterestExpense
Borrower	$ 7,305,674.56%		$ 4,859

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,304 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $393,901.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $4,369,000. The weighted average interest rate was .38%. The interest expense amounted to $138 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $56,176 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,217.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2009	Year ended September 30, 2008
From net investment income
Class O	$ 34,977,922	$ 40,933,328
Class A	2,211,278	2,106,450
Class T	3,457	527
Class C	2,139	-
Institutional Class	13,775	15,463
Total	$ 37,208,571	$ 43,055,768

Semiannual Report

11. Distributions to Shareholders - continued

	Six months ended March 31, 2009	Year ended September 30, 2008
From net realized gain
Class O	$ 2,360,332	$ 696,957,954
Class A	250,306	64,779,107
Class T	798	143,694
Class B	-	67,933
Class C	611	64,542
Institutional Class	1,117	317,073
Total	$ 2,613,164	$ 762,330,303

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Class O
Shares sold	12,279,872	16,057,568	$ 84,236,790	$ 193,845,310
Reinvestment of distributions	5,071,207	58,139,167	34,282,443	713,948,956
Shares redeemed	(20,619,751)	(51,302,412)	(138,846,438)	(617,418,741)
Net increase (decrease)	(3,268,672)	22,894,323	$ (20,327,205)	$ 290,375,525
Class A
Shares sold	4,552,674	5,411,532	$ 30,402,324	$ 63,707,961
Reinvestment of distributions	339,275	5,544,964	2,242,592	66,539,525
Shares redeemed	(1,879,904)	(3,862,439)	(12,337,013)	(44,869,515)
Net increase (decrease)	3,012,045	7,094,057	$ 20,307,903	$ 85,377,971
Class T
Shares sold	50,311	57,049	$ 346,867	$ 630,134
Reinvestment of distributions	623	12,119	4,090	144,221
Shares redeemed	(29,806)	(35,694)	(202,676)	(394,165)
Net increase (decrease)	21,128	33,474	$ 148,281	$ 380,190
Class B
Shares sold	19,585	23,902	$ 129,128	$ 266,423
Reinvestment of distributions	-	5,649	-	66,997
Shares redeemed	(16,418)	(19,562)	(111,965)	(209,450)
Net increase (decrease)	3,167	9,989	$ 17,163	$ 123,970
Class C
Shares sold	121,593	41,282	$ 783,016	$ 457,619
Reinvestment of distributions	401	5,132	2,612	60,914
Shares redeemed	(35,459)	(22,503)	(231,761)	(241,130)
Net increase (decrease)	86,535	23,911	$ 553,867	$ 277,403
Institutional Class
Shares sold	35,123	17,393	$ 238,399	$ 195,620
Reinvestment of distributions	2,061	27,031	13,910	331,400
Shares redeemed	(37,951)	(33,224)	(246,442)	(386,380)
Net increase (decrease)	(767)	11,200	$ 5,867	$ 140,640

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

DESIIO-USAN-0509
1.791868.105

Fidelity® Advisor

Capital Development Fund -

Class A, Class T, Class B and Class C

Semiannual Report

March 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	AnnualizedExpense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class O	.62%
Actual		$ 1,000.00	$ 665.40	$ 2.57
Hypothetical A		$ 1,000.00	$ 1,021.84	$ 3.13
Class A	1.09%
Actual		$ 1,000.00	$ 663.60	$ 4.52
Hypothetical A		$ 1,000.00	$ 1,019.50	$ 5.49
Class T	1.46%
Actual		$ 1,000.00	$ 661.60	$ 6.05
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.34
Class B	1.94%
Actual		$ 1,000.00	$ 660.10	$ 8.03
Hypothetical A		$ 1,000.00	$ 1,015.26	$ 9.75
Class C	1.93%
Actual		$ 1,000.00	$ 659.90	$ 7.99
Hypothetical A		$ 1,000.00	$ 1,015.31	$ 9.70
Institutional Class	.81%
Actual		$ 1,000.00	$ 664.30	$ 3.36
Hypothetical A		$ 1,000.00	$ 1,020.89	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2009
	% of fund'snet assets	% of fund's net assets6 months ago
Exxon Mobil Corp.	2.5	0.0
Apple, Inc.	2.0	0.3
Chevron Corp.	2.0	0.0
Wal-Mart Stores, Inc.	2.0	2.2
Cisco Systems, Inc.	2.0	0.0
Altria Group, Inc.	1.7	0.2
Liberty International Acquisition Co.	1.7	1.2
Vodafone Group PLC sponsored ADR	1.6	0.3
Verizon Communications, Inc.	1.5	0.1
Liberty Acquisition Holdings Corp. unit	1.5	1.2
	18.5
Top Five Market Sectors as of March 31, 2009
	% of fund'snet assets	% of fund's net assets6 months ago
Information Technology	17.7	11.9
Financials	16.8	28.7
Consumer Discretionary	13.5	14.8
Energy	11.8	13.6
Health Care	11.4	6.9
Asset Allocation (% of fund's net assets)
As of March 31, 2009 *		As of September 30, 2008 **
	Stocks 99.9%		Stocks 99.4%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	16.4%	** Foreign investments	15.6%

Semiannual Report

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Diversified Consumer Services - 1.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	150,000	$ 11,749,500
Brinks Home Security Holdings, Inc. (a)	30,000	678,000
H&R Block, Inc.	250,000	4,547,500
ITT Educational Services, Inc. (a)	75,000	9,106,500
Regis Corp.	321,100	4,639,895
		30,721,395
Hotels, Restaurants & Leisure - 1.7%
Burger King Holdings, Inc.	100,000	2,295,000
Darden Restaurants, Inc.	400,000	13,704,000
McDonald's Corp.	477,000	26,029,890
Starbucks Corp. (a)	320,000	3,555,200
		45,584,090
Household Durables - 0.3%
Meritage Homes Corp. (a)	294,731	3,365,828
Pulte Homes, Inc.	180,500	1,972,865
Whirlpool Corp.	50,000	1,479,500
		6,818,193
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	120,000	8,812,800
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	358,600	8,990,102
Media - 1.3%
Comcast Corp. Class A	400,000	5,456,000
The DIRECTV Group, Inc. (a)	525,000	11,964,750
The Walt Disney Co.	1,050,000	19,068,000
		36,488,750
Multiline Retail - 0.8%
Family Dollar Stores, Inc.	395,000	13,181,150
Kohl's Corp. (a)	170,000	7,194,400
		20,375,550
Specialty Retail - 4.6%
Advance Auto Parts, Inc.	337,800	13,876,824
AutoNation, Inc. (a)	200,000	2,776,000
AutoZone, Inc. (a)	115,000	18,701,300
Best Buy Co., Inc.	140,000	5,314,400
Gamestop Corp. Class A (a)	375,000	10,507,500
H&M Hennes & Mauritz AB (B Shares)	43,900	1,649,884
Home Depot, Inc.	675,000	15,903,000
Jos. A. Bank Clothiers, Inc. (a)	160,000	4,449,600
Lowe's Companies, Inc.	350,000	6,387,500
O'Reilly Automotive, Inc. (a)	50,000	1,750,500
Ross Stores, Inc.	819,485	29,403,122
Sherwin-Williams Co.	60,000	3,118,200
TJX Companies, Inc.	480,700	12,325,148
		126,162,978
Textiles, Apparel & Luxury Goods - 3.1%
FGX International Ltd. (a)	1,423	16,535
Iconix Brand Group, Inc. (a)	977,300	8,649,105
NIKE, Inc. Class B	329,365	15,443,925

	Shares	Value
Phillips-Van Heusen Corp.	416,900	$ 9,455,292
Polo Ralph Lauren Corp. Class A	270,000	11,407,500
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,215,000	8,104,050
Steven Madden Ltd. (a)	450,000	8,451,000
VF Corp.	178,253	10,180,029
Warnaco Group, Inc. (a)	586,300	14,071,200
		85,778,636
TOTAL CONSUMER DISCRETIONARY		369,732,494
CONSUMER STAPLES - 9.8%
Beverages - 2.2%
Anheuser-Busch InBev NV	932,700	25,698,191
Anheuser-Busch InBev NV (strip VVPR) (a)	160,000	638
Coca-Cola Enterprises, Inc.	650,000	8,573,500
Constellation Brands, Inc. Class A (sub. vtg.) (a)	850,000	10,115,000
Dr Pepper Snapple Group, Inc. (a)	300,000	5,073,000
Pepsi Bottling Group, Inc.	100,000	2,214,000
The Coca-Cola Co.	215,000	9,449,250
		61,123,579
Food & Staples Retailing - 3.8%
BJ's Wholesale Club, Inc. (a)	50,000	1,599,500
Casey's General Stores, Inc.	100,000	2,666,000
Costco Wholesale Corp.	108,400	5,021,088
CVS Caremark Corp.	220,000	6,047,800
Kroger Co.	1,265,000	26,843,300
Nash-Finch Co.	74,423	2,090,542
Safeway, Inc.	180,000	3,634,200
Wal-Mart Stores, Inc.	1,045,000	54,444,500
		102,346,930
Food Products - 1.1%
Archer Daniels Midland Co.	50,000	1,389,000
Chiquita Brands International, Inc. (a)	100,238	664,578
Dean Foods Co. (a)	100,000	1,808,000
Fresh Del Monte Produce, Inc. (a)	674,545	11,076,029
Ralcorp Holdings, Inc. (a)	226,001	12,176,934
TreeHouse Foods, Inc. (a)	71,452	2,057,103
		29,171,644
Household Products - 0.4%
Procter & Gamble Co.	225,000	10,595,250
Tobacco - 2.3%
Altria Group, Inc.	2,900,300	46,462,806
Lorillard, Inc.	150,000	9,261,000
Philip Morris International, Inc.	170,000	6,048,600
Reynolds American, Inc.	50,000	1,792,000
		63,564,406
TOTAL CONSUMER STAPLES		266,801,809
Common Stocks - continued
	Shares	Value
ENERGY - 11.8%
Energy Equipment & Services - 3.4%
BJ Services Co.	321,805	$ 3,201,960
ENSCO International, Inc.	797,500	21,054,000
Helmerich & Payne, Inc.	348,500	7,935,345
Key Energy Services, Inc. (a)	300,000	864,000
Nabors Industries Ltd. (a)	405,900	4,054,941
Noble Corp.	990,000	23,849,100
Patterson-UTI Energy, Inc.	523,800	4,693,248
Rowan Companies, Inc.	500,000	5,985,000
Tidewater, Inc.	319,300	11,855,609
Transocean Ltd. (a)	160,000	9,414,400
		92,907,603
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	90,000	3,500,100
Apache Corp.	220,000	14,099,800
Chesapeake Energy Corp.	330,000	5,629,800
Chevron Corp.	825,400	55,499,896
Cimarex Energy Co.	62,455	1,147,923
ConocoPhillips	807,300	31,613,868
Enterprise Products Partners LP	200,000	4,450,000
Exxon Mobil Corp.	993,333	67,645,978
Frontier Oil Corp.	447,000	5,717,130
Hess Corp.	47,618	2,580,896
Marathon Oil Corp.	250,000	6,572,500
Occidental Petroleum Corp.	275,000	15,303,750
Petro-Canada	80,000	2,149,708
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	138,800	3,400,600
sponsored ADR	25,000	761,750
Southwestern Energy Co. (a)	240,000	7,125,600
Sunoco, Inc.	30,000	794,400
USEC, Inc. (a)	110,000	528,000
XTO Energy, Inc.	50,000	1,531,000
		230,052,699
TOTAL ENERGY		322,960,302
FINANCIALS - 16.8%
Capital Markets - 4.0%
Aberdeen Asset Management PLC	1,000,000	1,829,370
Bank of New York Mellon Corp.	150,000	4,237,500
Deutsche Bank AG (NY Shares)	150,000	6,097,500
Germany1 Acquisition Ltd.	1,488,300	18,778,514
Germany1 Acquisition Ltd. warrants 9/1/12 (a)	1,260,000	719,592
GLG Partners, Inc.	7,317,062	20,780,456
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	625,530
Goldman Sachs Group, Inc.	260,700	27,639,414
Greenhill & Co., Inc. (d)	125,000	9,231,250
Janus Capital Group, Inc.	399,207	2,654,727

	Shares	Value
Morgan Stanley	477,585	$ 10,874,610
Northern Trust Corp.	20,000	1,196,400
State Street Corp.	115,000	3,539,700
		108,204,563
Commercial Banks - 1.2%
BB&T Corp. (d)	226,400	3,830,688
First Horizon National Corp.	200,000	2,148,000
PNC Financial Services Group, Inc.	200,000	5,858,000
U.S. Bancorp, Delaware	187,000	2,732,070
Wells Fargo & Co.	1,300,850	18,524,104
		33,092,862
Consumer Finance - 0.3%
Promise Co. Ltd. (d)	500,000	7,917,165
Diversified Financial Services - 4.9%
Citigroup, Inc. (d)	1,174,800	2,972,244
JPMorgan Chase & Co.	1,166,300	31,000,254
Liberty Acquisition Holdings Corp. (a)	155,000	1,360,900
Liberty Acquisition Holdings Corp.:
unit (a)	4,613,100	41,517,900
warrants 12/12/13 (a)	393,800	106,326
Liberty International Acquisition Co. (a)(e)	3,875,000	45,701,642
Liberty International Acquisition Co. warrants 3/17/13 (a)	4,125,000	1,013,544
PICO Holdings, Inc. (a)	333,989	10,043,049
		133,715,859
Insurance - 5.5%
ACE Ltd.	202,000	8,160,800
Aspen Insurance Holdings Ltd.	559,300	12,561,878
Assurant, Inc.	50,000	1,089,000
Axis Capital Holdings Ltd.	407,500	9,185,050
Berkshire Hathaway, Inc. Class A (a)	436	37,801,200
Fidelity National Financial, Inc. Class A	213,000	4,155,630
Loews Corp.	530,000	11,713,000
Max Capital Group Ltd.	251,736	4,339,929
MetLife, Inc.	192,325	4,379,240
Montpelier Re Holdings Ltd.	506,466	6,563,799
Platinum Underwriters Holdings Ltd.	408,167	11,575,616
The Chubb Corp.	222,400	9,411,968
The Travelers Companies, Inc.	698,500	28,387,040
Unum Group	73,300	916,250
		150,240,400
Real Estate Investment Trusts - 0.6%
Plum Creek Timber Co., Inc.	235,000	6,831,450
Public Storage	88,500	4,889,625
Rayonier, Inc.	149,340	4,513,055
		16,234,130
Real Estate Management & Development - 0.2%
Hang Lung Properties Ltd.	2,520,000	5,917,592
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	280,000	$ 3,273,200
TOTAL FINANCIALS		458,595,771
HEALTH CARE - 11.4%
Biotechnology - 0.0%
Celgene Corp. (a)	17,500	777,000
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	202,200	10,356,684
Boston Scientific Corp. (a)	500,000	3,975,000
Cooper Companies, Inc.	102,281	2,704,310
Covidien Ltd.	627,500	20,858,100
Edwards Lifesciences Corp. (a)	100,000	6,063,000
Hospira, Inc. (a)	140,000	4,320,400
Medtronic, Inc.	190,000	5,599,300
		53,876,794
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	100,000	3,266,000
Express Scripts, Inc. (a)	282,636	13,049,304
Futuremed Healthcare Income Fund	497,900	3,278,647
Hanger Orthopedic Group, Inc. (a)(e)	1,814,420	24,041,065
Humana, Inc. (a)	50,000	1,304,000
Lincare Holdings, Inc. (a)	100,000	2,180,000
McKesson Corp.	130,000	4,555,200
Medco Health Solutions, Inc. (a)	431,400	17,834,076
WellPoint, Inc. (a)	70,000	2,657,900
		72,166,192
Life Sciences Tools & Services - 0.0%
Waters Corp. (a)	20,000	739,000
Pharmaceuticals - 6.7%
Abbott Laboratories	85,000	4,054,500
Allergan, Inc.	150,000	7,164,000
AstraZeneca PLC sponsored ADR	250,000	8,862,500
Bristol-Myers Squibb Co.	670,000	14,686,400
Johnson & Johnson	85,000	4,471,000
King Pharmaceuticals, Inc. (a)	400,000	2,828,000
Merck & Co., Inc.	250,000	6,687,500
Mylan, Inc. (a)	100,000	1,341,000
Perrigo Co.	160,000	3,972,800
Pfizer, Inc.	2,660,000	36,229,200
Sanofi-Aventis sponsored ADR	250,000	6,982,500
Schering-Plough Corp.	1,395,000	32,852,250
Teva Pharmaceutical Industries Ltd. sponsored ADR	739,821	33,328,936
Watson Pharmaceuticals, Inc. (a)	100,000	3,111,000

	Shares	Value
Wyeth	323,500	$ 13,923,440
XenoPort, Inc. (a)	155,934	3,018,882
		183,513,908
TOTAL HEALTH CARE		311,072,894
INDUSTRIALS - 6.6%
Aerospace & Defense - 2.4%
Bombardier, Inc. Class B (sub. vtg.)	1,000,000	2,332,500
Honeywell International, Inc.	79,200	2,206,512
L-3 Communications Holdings, Inc.	145,681	9,877,172
Lockheed Martin Corp.	32,522	2,244,994
Northrop Grumman Corp.	428,700	18,708,468
Raytheon Co.	381,937	14,872,627
United Technologies Corp.	370,000	15,902,600
		66,144,873
Commercial Services & Supplies - 0.3%
Cintas Corp.	60,000	1,483,200
United Stationers, Inc. (a)	230,000	6,458,400
		7,941,600
Electrical Equipment - 0.1%
Regal-Beloit Corp.	61,967	1,898,669
Industrial Conglomerates - 1.2%
General Electric Co.	3,148,300	31,829,313
Marine - 0.1%
Alexander & Baldwin, Inc.	220,000	4,186,600
Professional Services - 0.1%
Manpower, Inc.	80,000	2,522,400
Road & Rail - 2.0%
Burlington Northern Santa Fe Corp.	171,600	10,321,740
Norfolk Southern Corp.	774,200	26,129,250
Ryder System, Inc.	100,000	2,831,000
Union Pacific Corp.	388,800	15,983,568
		55,265,558
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	590,000	7,900,100
Interline Brands, Inc. (a)	335,008	2,824,117
		10,724,217
TOTAL INDUSTRIALS		180,513,230
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 2.2%
Cisco Systems, Inc. (a)	3,243,300	54,390,141
Juniper Networks, Inc. (a)	203,800	3,069,228
Nokia Corp. sponsored ADR	200,000	2,334,000
		59,793,369
Computers & Peripherals - 5.1%
Apple, Inc. (a)	528,000	55,503,360
Dell, Inc. (a)	1,475,400	13,986,792
EMC Corp. (a)	550,000	6,270,000
Hewlett-Packard Co.	1,250,500	40,091,030
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	126,400	$ 12,246,896
NCR Corp. (a)	436,560	3,470,652
NetApp, Inc. (a)	100,000	1,484,000
Sun Microsystems, Inc. (a)	1,000,000	7,320,000
		140,372,730
Electronic Equipment & Components - 0.1%
SYNNEX Corp. (a)	162,900	3,204,243
Internet Software & Services - 1.4%
eBay, Inc. (a)	1,000,000	12,560,000
Google, Inc. Class A (sub. vtg.) (a)	65,800	22,902,348
NetEase.com, Inc. sponsored ADR (a)	127,600	3,426,060
		38,888,408
IT Services - 2.5%
Affiliated Computer Services, Inc. Class A (a)	235,556	11,280,777
CACI International, Inc. Class A (a)	218,301	7,965,803
Computer Sciences Corp. (a)	540,000	19,893,600
CSG Systems International, Inc. (a)	100,000	1,428,000
Fidelity National Information Services, Inc.	400,000	7,280,000
Hewitt Associates, Inc. Class A (a)	520,000	15,475,200
SAIC, Inc. (a)	253,200	4,727,244
		68,050,624
Office Electronics - 0.1%
Xerox Corp.	350,000	1,592,500
Semiconductors & Semiconductor Equipment - 2.2%
Altera Corp.	710,000	12,460,500
Applied Materials, Inc.	632,503	6,799,407
ASML Holding NV (NY Shares)	661,500	11,582,865
Intel Corp.	1,480,000	22,274,000
MEMC Electronic Materials, Inc. (a)	295,800	4,877,742
National Semiconductor Corp.	57,900	594,633
Novellus Systems, Inc. (a)	51,266	852,554
Xilinx, Inc.	110,000	2,107,600
		61,549,301
Software - 4.1%
Autonomy Corp. PLC (a)	400,000	7,489,656
BMC Software, Inc. (a)	445,000	14,685,000
CA, Inc.	790,000	13,911,900
Intuit, Inc. (a)	150,000	4,050,000
Microsoft Corp.	1,392,000	25,571,040
Oracle Corp.	1,262,400	22,811,568
Symantec Corp. (a)	1,519,000	22,693,860
		111,213,024
TOTAL INFORMATION TECHNOLOGY		484,664,199

	Shares	Value
MATERIALS - 5.4%
Chemicals - 1.1%
Monsanto Co.	50,000	$ 4,155,000
Neo Material Technologies, Inc. (a)	3,330,600	3,223,715
The Mosaic Co.	414,900	17,417,502
The Scotts Miracle-Gro Co. Class A	130,000	4,511,000
		29,307,217
Containers & Packaging - 0.0%
Pactiv Corp. (a)	40,000	583,600
Metals & Mining - 4.2%
Agnico-Eagle Mines Ltd.	295,000	16,961,125
Barrick Gold Corp.	505,000	16,350,549
BHP Billiton PLC	340,000	6,756,473
Carpenter Technology Corp.	418,200	5,904,984
Freeport-McMoRan Copper & Gold, Inc. Class B	190,000	7,240,900
Kinross Gold Corp.	1,076,200	19,561,063
Newcrest Mining Ltd.	487,050	11,209,159
Newmont Mining Corp.	636,500	28,489,740
Nucor Corp.	76,500	2,920,005
Red Back Mining, Inc. (a)	100,000	646,594
		116,040,592
Paper & Forest Products - 0.1%
Acadian Timber Income Fund	610,000	2,927,923
TOTAL MATERIALS		148,859,332
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	975,000	24,570,000
Embarq Corp.	257,100	9,731,235
Iliad Group SA	150,000	13,985,420
Verizon Communications, Inc.	1,385,000	41,827,000
		90,113,655
Wireless Telecommunication Services - 1.8%
Sprint Nextel Corp. (a)	1,453,500	5,188,995
Vodafone Group PLC sponsored ADR	2,467,300	42,980,366
		48,169,361
TOTAL TELECOMMUNICATION SERVICES		138,283,016
UTILITIES - 1.8%
Electric Utilities - 0.2%
Entergy Corp.	35,000	2,383,150
Exelon Corp.	30,000	1,361,700
		3,744,850
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	550,000	3,195,500
Boralex, Inc. Class A (a)	30,140	130,799
		3,326,299
Multi-Utilities - 1.5%
CMS Energy Corp.	419,422	4,965,956
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	330,000	$ 12,612,600
Public Service Enterprise Group, Inc.	559,400	16,485,518
Sempra Energy	155,000	7,167,200
		41,231,274
TOTAL UTILITIES		48,302,423
TOTAL COMMON STOCKS (Cost $3,388,530,734)		2,729,785,470
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.52% (b)	6,941,880	6,941,880
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	18,444,700	18,444,700
TOTAL MONEY MARKET FUNDS (Cost $25,386,580)		25,386,580
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,413,917,314)	2,755,172,050
NET OTHER ASSETS - (0.9)%	(23,334,864)
NET ASSETS - 100%	$ 2,731,837,186
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 76,402
Fidelity Securities Lending Cash Central Fund	393,901
Total	$ 470,303
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value,beginning of period	Purchases	SalesProceeds	DividendIncome	Value,end ofperiod
Acadian Timber Income Fund	$ 931,980	$ 3,499,361	$ -	$ 172,812	$ -
Hanger Orthopedic Group, Inc.	42,309,235	2,904,482	11,396,515	-	24,041,065
Liberty International Acquisition Co.	51,455,066	-	2,850,245	-	45,701,642
Total	$ 94,696,281	$ 6,403,843	$ 14,246,760	$ 172,812	$ 69,742,707
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,755,172,050	$ 2,734,312,590	$ 19,126,324	$ 1,733,136
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(7,014,213)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	8,747,349
Ending Balance	$ 1,733,136

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.6%
United Kingdom	3.3%
Canada	2.4%
Bermuda	2.4%
Cayman Islands	2.1%
Switzerland	1.5%
Israel	1.2%
Others (individually less than 1%)	3.5%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $72,542,483 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,699,389) - See accompanying schedule: Unaffiliated issuers (cost $3,308,873,668)	$ 2,660,042,763
Fidelity Central Funds (cost $25,386,580)	25,386,580
Other affiliated issuers (cost $79,657,066)	69,742,707
Total Investments (cost $3,413,917,314)		$ 2,755,172,050
Receivable for investments sold		62,505,052
Receivable for fund shares sold		256,987
Dividends receivable		3,474,727
Distributions receivable from Fidelity Central Funds		36,002
Prepaid expenses		29,814
Other receivables		94,976
Total assets		2,821,569,608

Liabilities
Payable to custodian bank	$ 13
Payable for investments purchased	68,088,442
Payable for fund shares redeemed	1,557,131
Accrued management fee	1,232,087
Distribution fees payable	54,198
Other affiliated payables	236,949
Other payables and accrued expenses	118,902
Collateral on securities loaned, at value	18,444,700
Total liabilities		89,732,422

Net Assets		$ 2,731,837,186
Net Assets consist of:
Paid in capital		$ 4,786,425,475
Undistributed net investment income		9,768,380
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,405,597,516)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(658,759,153)
Net Assets		$ 2,731,837,186

Statement of Assets and Liabilities - continued

March 31, 2009 (Unaudited)
Class O: Net Asset Value, offering price and redemption price per share ($2,461,050,966 ÷ 392,074,599 shares)	$ 6.28

Class A: Net Asset Value and redemption price per share ($267,718,816 ÷ 43,683,497 shares)	$ 6.13

Maximum offering price per share (100/94.25 of $6.13)	$ 6.50
Class T: Net Asset Value and redemption price per share ($795,709 ÷ 131,038 shares)	$ 6.07

Maximum offering price per share (100/96.50 of $6.07)	$ 6.29
Class B: Net Asset Value and offering price per share ($282,972 ÷ 46,826 shares) A	$ 6.04

Class C: Net Asset Value and offering price per share ($864,511 ÷ 143,542 shares) A	$ 6.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,124,212 ÷ 179,419 shares)	$ 6.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Dividends (including $172,812 earned from other affiliated issuers)		$ 34,588,121
Interest		1,595
Income from Fidelity Central Funds		470,303
Total income		35,060,019

Expenses
Management fee	$ 8,364,308
Transfer agent fees	380,704
Distribution fees	354,646
Accounting and security lending fees	481,647
Custodian fees and expenses	60,354
Independent trustees' compensation	10,772
Depreciation in deferred trustee compensation account	(1,477)
Registration fees	26,224
Audit	45,271
Legal	15,522
Interest	4,997
Miscellaneous	64,445
Total expenses before reductions	9,807,413
Expense reductions	(58,393)	9,749,020
Net investment income (loss)		25,310,999
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,279,780,991)
Other affiliated issuers	(2,314,727)
Foreign currency transactions	(337,579)
Futures contracts	(355,666)
Total net realized gain (loss)		(1,282,788,963)
Change in net unrealized appreciation (depreciation) on: Investment securities	(139,725,224)
Assets and liabilities in foreign currencies	47,989
Total change in net unrealized appreciation (depreciation)		(139,677,235)
Net gain (loss)		(1,422,466,198)
Net increase (decrease) in net assets resulting from operations		$ (1,397,155,199)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30,2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,310,999	$ 32,048,513
Net realized gain (loss)	(1,282,788,963)	65,594,756
Change in net unrealized appreciation (depreciation)	(139,677,235)	(1,329,721,486)
Net increase (decrease) in net assets resulting from operations	(1,397,155,199)	(1,232,078,217)
Distributions to shareholders from net investment income	(37,208,571)	(43,055,768)
Distributions to shareholders from net realized gain	(2,613,164)	(762,330,303)
Total distributions	(39,821,735)	(805,386,071)
Share transactions - net increase (decrease)	705,876	376,675,699
Total increase (decrease) in net assets	(1,436,271,058)	(1,660,788,589)

Net Assets
Beginning of period	4,168,108,244	5,828,896,833
End of period (including undistributed net investment income of $9,768,380 and undistributed net investment income of $24,215,950, respectively)	$ 2,731,837,186	$ 4,168,108,244

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 14.37	$ 12.91	$ 11.91	$ 11.03	$ 10.02
Income from Investment Operations
Net investment income (loss) E	.06	.08	.12	.14	.19 H	.12
Net realized and unrealized gain (loss)	(3.25)	(2.86)	2.25	1.18	.86	.97
Total from investment operations	(3.19)	(2.78)	2.37	1.32	1.05	1.09
Distributions from net investment income	(.09)	(.11)	(.14)	(.13)	(.17)	(.08)
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-	-
Total distributions	(.10) K	(2.02) J	(.91)	(.32)	(.17)	(.08)
Net asset value, end of period	$ 6.28	$ 9.57	$ 14.37	$ 12.91	$ 11.91	$ 11.03
Total Return B, C, D	(33.46)%	(22.45)%	19.44%	11.25%	9.51%	10.91%
Ratios to Average Net Assets F, I
Expenses before reductions	.62% A	.59%	.60%	.61%	.62%	.61%
Expenses net of fee waivers, if any	.62% A	.59%	.60%	.61%	.62%	.61%
Expenses net of all reductions	.61% A	.58%	.59%	.57%	.51%	.55%
Net investment income (loss)	1.76% A	.64%	.90%	1.13%	1.68% H	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,461,051	$ 3,785,291	$ 5,352,895	$ 5,034,751	$ 4,965,789	$ 4,998,159
Portfolio turnover rate G	189% A	283%	200%	184%	244%	212%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $2.019 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share. K Total distributions of $.095 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 L

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.32	$ 14.04	$ 12.64	$ 11.66	$ 10.80	$ 9.81
Income from Investment Operations
Net investment income (loss) F	.04	.03	.07	.08	.13 I	.04
Net realized and unrealized gain (loss)	(3.17)	(2.78)	2.19	1.16	.83	.96
Total from investment operations	(3.13)	(2.75)	2.26	1.24	.96	1.00
Distributions from net investment income	(.05)	(.06)	(.09)	(.07)	(.10)	(.01)
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-	-
Total distributions	(.06) M	(1.97) K	(.86)	(.26)	(.10)	(.01)
Net asset value, end of period	$ 6.13	$ 9.32	$ 14.04	$ 12.64	$ 11.66	$ 10.80
Total Return B, C, D, E	(33.64)%	(22.73)%	18.90%	10.81%	8.86%	10.20%
Ratios to Average Net Assets G, J
Expenses before reductions	1.09% A	.99%	.99%	1.06%	1.17%	1.34%
Expenses net of fee waivers, if any	1.09% A	.99%	.99%	1.06%	1.17%	1.34%
Expenses net of all reductions	1.08% A	.97%	.98%	1.02%	1.06%	1.27%
Net investment income (loss)	1.29% A	.25%	.51%	.68%	1.14% I	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 267,719	$ 379,162	$ 471,593	$ 372,010	$ 293,602	$ 216,223
Portfolio turnover rate H	189% A	283%	200%	184%	244%	212%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..74%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.969 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share. L Class N was renamed Class A on July 12, 2005. M Total distributions of $.059 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 13.91	$ 12.57	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.03	(.02)	.01	.04	.01
Net realized and unrealized gain (loss)	(3.15)	(2.76)	2.19	1.14	.31
Total from investment operations	(3.12)	(2.78)	2.20	1.18	.32
Distributions from net investment income	(.03)	(.01)	(.09)	(.08)	-
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.03) K	(1.91) J	(.86)	(.27)	-
Net asset value, end of period	$ 6.07	$ 9.22	$ 13.91	$ 12.57	$ 11.66
Total Return B, C, D	(33.84)%	(23.06)%	18.49%	10.31%	2.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.46% A	1.42%	1.43%	1.43%	1.33% A
Expenses net of fee waivers, if any	1.46% A	1.42%	1.43%	1.43%	1.33% A
Expenses net of all reductions	1.46% A	1.40%	1.42%	1.39%	1.21% A
Net investment income (loss)	.91% A	(.18)%	.07%	.31%	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 796	$ 1,013	$ 1,063	$ 434	$ 103
Portfolio turnover rate G	189% A	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.914 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share. K Total distributions of $.032 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 13.83	$ 12.51	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.01	(.08)	(.05)	(.03)	(.01)
Net realized and unrealized gain (loss)	(3.12)	(2.74)	2.18	1.15	.31
Total from investment operations	(3.11)	(2.82)	2.13	1.12	.30
Distributions from net investment income	-	-	(.04)	(.06)	-
Distributions from net realized gain	-	(1.86)	(.77)	(.19)	-
Total distributions	-	(1.86) J	(.81)	(.25)	-
Net asset value, end of period	$ 6.04	$ 9.15	$ 13.83	$ 12.51	$ 11.64
Total Return B, C, D	(33.99)%	(23.45)%	17.92%	9.74%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.90%	1.91%	1.95%	1.85% A
Expenses net of fee waivers, if any	1.94% A	1.90%	1.91%	1.95%	1.85% A
Expenses net of all reductions	1.93% A	1.88%	1.90%	1.91%	1.74% A
Net investment income (loss)	.44% A	(.66)%	(.41)%	(.21)%	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 283	$ 399	$ 466	$ 284	$ 118
Portfolio turnover rate G	189% A	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.863 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 13.85	$ 12.53	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.01	(.08)	(.05)	(.01)	(.01)
Net realized and unrealized gain (loss)	(3.12)	(2.73)	2.18	1.15	.31
Total from investment operations	(3.11)	(2.81)	2.13	1.14	.30
Distributions from net investment income	(.02)	-	(.04)	(.06)	-
Distributions from net realized gain	(.01)	(1.88)	(.77)	(.19)	-
Total distributions	(.03) K	(1.88) J	(.81)	(.25)	-
Net asset value, end of period	$ 6.02	$ 9.16	$ 13.85	$ 12.53	$ 11.64
Total Return B, C, D	(34.01)%	(23.39)%	17.87%	9.89%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.90%	1.91%	1.86%	1.82% A
Expenses net of fee waivers, if any	1.93% A	1.90%	1.91%	1.86%	1.82% A
Expenses net of all reductions	1.93% A	1.89%	1.90%	1.82%	1.71% A
Net investment income (loss)	.44% A	(.66)%	(.41)%	(.12)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 865	$ 522	$ 458	$ 229	$ 103
Portfolio turnover rate G	189% A	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.879 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share. K Total distributions of $.027 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 14.33	$ 12.90	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.05	.06	.11	.12	.02
Net realized and unrealized gain (loss)	(3.25)	(2.84)	2.23	1.17	.32
Total from investment operations	(3.20)	(2.78)	2.34	1.29	.34
Distributions from net investment income	(.07)	(.09)	(.14)	(.11)	-
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.08) J	(2.00) I	(.91)	(.30)	-
Net asset value, end of period	$ 6.27	$ 9.55	$ 14.33	$ 12.90	$ 11.91
Total Return B, C	(33.57)%	(22.48)%	19.20%	11.04%	2.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.81% A	.74%	.74%	.78%	.83% A
Expenses net of fee waivers, if any	.81% A	.74%	.74%	.78%	.83% A
Expenses net of all reductions	.80% A	.73%	.69%	.74%	.71% A
Net investment income (loss)	1.57% A	.50%	.80%	.96%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,124	$ 1,720	$ 2,422	$ 114	$ 103
Portfolio turnover rate F	189% A	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II: O and Destiny Plans II: N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 77,712,964
Unrealized depreciation	(799,279,460)
Net unrealized appreciation (depreciation)	$ (721,566,496)
Cost for federal income tax purposes	$ 3,476,738,546

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $2,943,184,352 and $2,933,465,567, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 347,801	$ 3,315
Class T	.25%	.25%	2,114	-
Class B	.75%	.25%	1,422	1,069
Class C	.75%	.25%	3,309	875
			$ 354,646	$ 5,259

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,379
Class T	-
Class B*	-
Class C*	-
$ 1,379

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 64,982	-**
Class A	311,519.22
Class T	1,477.35
Class B	464.33
Class C	1,046.32
Institutional Class	1,216.19
	$ 380,704

* Annualized

** Amount less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $85,856 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	InterestExpense
Borrower	$ 7,305,674.56%		$ 4,859

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,304 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $393,901.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $4,369,000. The weighted average interest rate was .38%. The interest expense amounted to $138 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $56,176 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,217.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2009	Year ended September 30, 2008
From net investment income
Class O	$ 34,977,922	$ 40,933,328
Class A	2,211,278	2,106,450
Class T	3,457	527
Class C	2,139	-
Institutional Class	13,775	15,463
Total	$ 37,208,571	$ 43,055,768

Semiannual Report

11. Distributions to Shareholders - continued

	Six months ended March 31, 2009	Year ended September 30, 2008
From net realized gain
Class O	$ 2,360,332	$ 696,957,954
Class A	250,306	64,779,107
Class T	798	143,694
Class B	-	67,933
Class C	611	64,542
Institutional Class	1,117	317,073
Total	$ 2,613,164	$ 762,330,303

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Class O
Shares sold	12,279,872	16,057,568	$ 84,236,790	$ 193,845,310
Reinvestment of distributions	5,071,207	58,139,167	34,282,443	713,948,956
Shares redeemed	(20,619,751)	(51,302,412)	(138,846,438)	(617,418,741)
Net increase (decrease)	(3,268,672)	22,894,323	$ (20,327,205)	$ 290,375,525
Class A
Shares sold	4,552,674	5,411,532	$ 30,402,324	$ 63,707,961
Reinvestment of distributions	339,275	5,544,964	2,242,592	66,539,525
Shares redeemed	(1,879,904)	(3,862,439)	(12,337,013)	(44,869,515)
Net increase (decrease)	3,012,045	7,094,057	$ 20,307,903	$ 85,377,971
Class T
Shares sold	50,311	57,049	$ 346,867	$ 630,134
Reinvestment of distributions	623	12,119	4,090	144,221
Shares redeemed	(29,806)	(35,694)	(202,676)	(394,165)
Net increase (decrease)	21,128	33,474	$ 148,281	$ 380,190
Class B
Shares sold	19,585	23,902	$ 129,128	$ 266,423
Reinvestment of distributions	-	5,649	-	66,997
Shares redeemed	(16,418)	(19,562)	(111,965)	(209,450)
Net increase (decrease)	3,167	9,989	$ 17,163	$ 123,970
Class C
Shares sold	121,593	41,282	$ 783,016	$ 457,619
Reinvestment of distributions	401	5,132	2,612	60,914
Shares redeemed	(35,459)	(22,503)	(231,761)	(241,130)
Net increase (decrease)	86,535	23,911	$ 553,867	$ 277,403
Institutional Class
Shares sold	35,123	17,393	$ 238,399	$ 195,620
Reinvestment of distributions	2,061	27,031	13,910	331,400
Shares redeemed	(37,951)	(33,224)	(246,442)	(386,380)
Net increase (decrease)	(767)	11,200	$ 5,867	$ 140,640

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

ADESII-USAN-0509
1.814758.103

Fidelity® Advisor

Capital Development Fund -

Institutional Class

Semiannual Report

March 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	AnnualizedExpense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class O	.62%
Actual		$ 1,000.00	$ 665.40	$ 2.57
Hypothetical A		$ 1,000.00	$ 1,021.84	$ 3.13
Class A	1.09%
Actual		$ 1,000.00	$ 663.60	$ 4.52
Hypothetical A		$ 1,000.00	$ 1,019.50	$ 5.49
Class T	1.46%
Actual		$ 1,000.00	$ 661.60	$ 6.05
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.34
Class B	1.94%
Actual		$ 1,000.00	$ 660.10	$ 8.03
Hypothetical A		$ 1,000.00	$ 1,015.26	$ 9.75
Class C	1.93%
Actual		$ 1,000.00	$ 659.90	$ 7.99
Hypothetical A		$ 1,000.00	$ 1,015.31	$ 9.70
Institutional Class	.81%
Actual		$ 1,000.00	$ 664.30	$ 3.36
Hypothetical A		$ 1,000.00	$ 1,020.89	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2009
	% of fund'snet assets	% of fund's net assets6 months ago
Exxon Mobil Corp.	2.5	0.0
Apple, Inc.	2.0	0.3
Chevron Corp.	2.0	0.0
Wal-Mart Stores, Inc.	2.0	2.2
Cisco Systems, Inc.	2.0	0.0
Altria Group, Inc.	1.7	0.2
Liberty International Acquisition Co.	1.7	1.2
Vodafone Group PLC sponsored ADR	1.6	0.3
Verizon Communications, Inc.	1.5	0.1
Liberty Acquisition Holdings Corp. unit	1.5	1.2
	18.5
Top Five Market Sectors as of March 31, 2009
	% of fund'snet assets	% of fund's net assets6 months ago
Information Technology	17.7	11.9
Financials	16.8	28.7
Consumer Discretionary	13.5	14.8
Energy	11.8	13.6
Health Care	11.4	6.9
Asset Allocation (% of fund's net assets)
As of March 31, 2009 *		As of September 30, 2008 **
	Stocks 99.9%		Stocks 99.4%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	16.4%	** Foreign investments	15.6%

Semiannual Report

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Diversified Consumer Services - 1.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	150,000	$ 11,749,500
Brinks Home Security Holdings, Inc. (a)	30,000	678,000
H&R Block, Inc.	250,000	4,547,500
ITT Educational Services, Inc. (a)	75,000	9,106,500
Regis Corp.	321,100	4,639,895
		30,721,395
Hotels, Restaurants & Leisure - 1.7%
Burger King Holdings, Inc.	100,000	2,295,000
Darden Restaurants, Inc.	400,000	13,704,000
McDonald's Corp.	477,000	26,029,890
Starbucks Corp. (a)	320,000	3,555,200
		45,584,090
Household Durables - 0.3%
Meritage Homes Corp. (a)	294,731	3,365,828
Pulte Homes, Inc.	180,500	1,972,865
Whirlpool Corp.	50,000	1,479,500
		6,818,193
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	120,000	8,812,800
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	358,600	8,990,102
Media - 1.3%
Comcast Corp. Class A	400,000	5,456,000
The DIRECTV Group, Inc. (a)	525,000	11,964,750
The Walt Disney Co.	1,050,000	19,068,000
		36,488,750
Multiline Retail - 0.8%
Family Dollar Stores, Inc.	395,000	13,181,150
Kohl's Corp. (a)	170,000	7,194,400
		20,375,550
Specialty Retail - 4.6%
Advance Auto Parts, Inc.	337,800	13,876,824
AutoNation, Inc. (a)	200,000	2,776,000
AutoZone, Inc. (a)	115,000	18,701,300
Best Buy Co., Inc.	140,000	5,314,400
Gamestop Corp. Class A (a)	375,000	10,507,500
H&M Hennes & Mauritz AB (B Shares)	43,900	1,649,884
Home Depot, Inc.	675,000	15,903,000
Jos. A. Bank Clothiers, Inc. (a)	160,000	4,449,600
Lowe's Companies, Inc.	350,000	6,387,500
O'Reilly Automotive, Inc. (a)	50,000	1,750,500
Ross Stores, Inc.	819,485	29,403,122
Sherwin-Williams Co.	60,000	3,118,200
TJX Companies, Inc.	480,700	12,325,148
		126,162,978
Textiles, Apparel & Luxury Goods - 3.1%
FGX International Ltd. (a)	1,423	16,535
Iconix Brand Group, Inc. (a)	977,300	8,649,105
NIKE, Inc. Class B	329,365	15,443,925

	Shares	Value
Phillips-Van Heusen Corp.	416,900	$ 9,455,292
Polo Ralph Lauren Corp. Class A	270,000	11,407,500
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,215,000	8,104,050
Steven Madden Ltd. (a)	450,000	8,451,000
VF Corp.	178,253	10,180,029
Warnaco Group, Inc. (a)	586,300	14,071,200
		85,778,636
TOTAL CONSUMER DISCRETIONARY		369,732,494
CONSUMER STAPLES - 9.8%
Beverages - 2.2%
Anheuser-Busch InBev NV	932,700	25,698,191
Anheuser-Busch InBev NV (strip VVPR) (a)	160,000	638
Coca-Cola Enterprises, Inc.	650,000	8,573,500
Constellation Brands, Inc. Class A (sub. vtg.) (a)	850,000	10,115,000
Dr Pepper Snapple Group, Inc. (a)	300,000	5,073,000
Pepsi Bottling Group, Inc.	100,000	2,214,000
The Coca-Cola Co.	215,000	9,449,250
		61,123,579
Food & Staples Retailing - 3.8%
BJ's Wholesale Club, Inc. (a)	50,000	1,599,500
Casey's General Stores, Inc.	100,000	2,666,000
Costco Wholesale Corp.	108,400	5,021,088
CVS Caremark Corp.	220,000	6,047,800
Kroger Co.	1,265,000	26,843,300
Nash-Finch Co.	74,423	2,090,542
Safeway, Inc.	180,000	3,634,200
Wal-Mart Stores, Inc.	1,045,000	54,444,500
		102,346,930
Food Products - 1.1%
Archer Daniels Midland Co.	50,000	1,389,000
Chiquita Brands International, Inc. (a)	100,238	664,578
Dean Foods Co. (a)	100,000	1,808,000
Fresh Del Monte Produce, Inc. (a)	674,545	11,076,029
Ralcorp Holdings, Inc. (a)	226,001	12,176,934
TreeHouse Foods, Inc. (a)	71,452	2,057,103
		29,171,644
Household Products - 0.4%
Procter & Gamble Co.	225,000	10,595,250
Tobacco - 2.3%
Altria Group, Inc.	2,900,300	46,462,806
Lorillard, Inc.	150,000	9,261,000
Philip Morris International, Inc.	170,000	6,048,600
Reynolds American, Inc.	50,000	1,792,000
		63,564,406
TOTAL CONSUMER STAPLES		266,801,809
Common Stocks - continued
	Shares	Value
ENERGY - 11.8%
Energy Equipment & Services - 3.4%
BJ Services Co.	321,805	$ 3,201,960
ENSCO International, Inc.	797,500	21,054,000
Helmerich & Payne, Inc.	348,500	7,935,345
Key Energy Services, Inc. (a)	300,000	864,000
Nabors Industries Ltd. (a)	405,900	4,054,941
Noble Corp.	990,000	23,849,100
Patterson-UTI Energy, Inc.	523,800	4,693,248
Rowan Companies, Inc.	500,000	5,985,000
Tidewater, Inc.	319,300	11,855,609
Transocean Ltd. (a)	160,000	9,414,400
		92,907,603
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	90,000	3,500,100
Apache Corp.	220,000	14,099,800
Chesapeake Energy Corp.	330,000	5,629,800
Chevron Corp.	825,400	55,499,896
Cimarex Energy Co.	62,455	1,147,923
ConocoPhillips	807,300	31,613,868
Enterprise Products Partners LP	200,000	4,450,000
Exxon Mobil Corp.	993,333	67,645,978
Frontier Oil Corp.	447,000	5,717,130
Hess Corp.	47,618	2,580,896
Marathon Oil Corp.	250,000	6,572,500
Occidental Petroleum Corp.	275,000	15,303,750
Petro-Canada	80,000	2,149,708
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	138,800	3,400,600
sponsored ADR	25,000	761,750
Southwestern Energy Co. (a)	240,000	7,125,600
Sunoco, Inc.	30,000	794,400
USEC, Inc. (a)	110,000	528,000
XTO Energy, Inc.	50,000	1,531,000
		230,052,699
TOTAL ENERGY		322,960,302
FINANCIALS - 16.8%
Capital Markets - 4.0%
Aberdeen Asset Management PLC	1,000,000	1,829,370
Bank of New York Mellon Corp.	150,000	4,237,500
Deutsche Bank AG (NY Shares)	150,000	6,097,500
Germany1 Acquisition Ltd.	1,488,300	18,778,514
Germany1 Acquisition Ltd. warrants 9/1/12 (a)	1,260,000	719,592
GLG Partners, Inc.	7,317,062	20,780,456
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	625,530
Goldman Sachs Group, Inc.	260,700	27,639,414
Greenhill & Co., Inc. (d)	125,000	9,231,250
Janus Capital Group, Inc.	399,207	2,654,727

	Shares	Value
Morgan Stanley	477,585	$ 10,874,610
Northern Trust Corp.	20,000	1,196,400
State Street Corp.	115,000	3,539,700
		108,204,563
Commercial Banks - 1.2%
BB&T Corp. (d)	226,400	3,830,688
First Horizon National Corp.	200,000	2,148,000
PNC Financial Services Group, Inc.	200,000	5,858,000
U.S. Bancorp, Delaware	187,000	2,732,070
Wells Fargo & Co.	1,300,850	18,524,104
		33,092,862
Consumer Finance - 0.3%
Promise Co. Ltd. (d)	500,000	7,917,165
Diversified Financial Services - 4.9%
Citigroup, Inc. (d)	1,174,800	2,972,244
JPMorgan Chase & Co.	1,166,300	31,000,254
Liberty Acquisition Holdings Corp. (a)	155,000	1,360,900
Liberty Acquisition Holdings Corp.:
unit (a)	4,613,100	41,517,900
warrants 12/12/13 (a)	393,800	106,326
Liberty International Acquisition Co. (a)(e)	3,875,000	45,701,642
Liberty International Acquisition Co. warrants 3/17/13 (a)	4,125,000	1,013,544
PICO Holdings, Inc. (a)	333,989	10,043,049
		133,715,859
Insurance - 5.5%
ACE Ltd.	202,000	8,160,800
Aspen Insurance Holdings Ltd.	559,300	12,561,878
Assurant, Inc.	50,000	1,089,000
Axis Capital Holdings Ltd.	407,500	9,185,050
Berkshire Hathaway, Inc. Class A (a)	436	37,801,200
Fidelity National Financial, Inc. Class A	213,000	4,155,630
Loews Corp.	530,000	11,713,000
Max Capital Group Ltd.	251,736	4,339,929
MetLife, Inc.	192,325	4,379,240
Montpelier Re Holdings Ltd.	506,466	6,563,799
Platinum Underwriters Holdings Ltd.	408,167	11,575,616
The Chubb Corp.	222,400	9,411,968
The Travelers Companies, Inc.	698,500	28,387,040
Unum Group	73,300	916,250
		150,240,400
Real Estate Investment Trusts - 0.6%
Plum Creek Timber Co., Inc.	235,000	6,831,450
Public Storage	88,500	4,889,625
Rayonier, Inc.	149,340	4,513,055
		16,234,130
Real Estate Management & Development - 0.2%
Hang Lung Properties Ltd.	2,520,000	5,917,592
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	280,000	$ 3,273,200
TOTAL FINANCIALS		458,595,771
HEALTH CARE - 11.4%
Biotechnology - 0.0%
Celgene Corp. (a)	17,500	777,000
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	202,200	10,356,684
Boston Scientific Corp. (a)	500,000	3,975,000
Cooper Companies, Inc.	102,281	2,704,310
Covidien Ltd.	627,500	20,858,100
Edwards Lifesciences Corp. (a)	100,000	6,063,000
Hospira, Inc. (a)	140,000	4,320,400
Medtronic, Inc.	190,000	5,599,300
		53,876,794
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	100,000	3,266,000
Express Scripts, Inc. (a)	282,636	13,049,304
Futuremed Healthcare Income Fund	497,900	3,278,647
Hanger Orthopedic Group, Inc. (a)(e)	1,814,420	24,041,065
Humana, Inc. (a)	50,000	1,304,000
Lincare Holdings, Inc. (a)	100,000	2,180,000
McKesson Corp.	130,000	4,555,200
Medco Health Solutions, Inc. (a)	431,400	17,834,076
WellPoint, Inc. (a)	70,000	2,657,900
		72,166,192
Life Sciences Tools & Services - 0.0%
Waters Corp. (a)	20,000	739,000
Pharmaceuticals - 6.7%
Abbott Laboratories	85,000	4,054,500
Allergan, Inc.	150,000	7,164,000
AstraZeneca PLC sponsored ADR	250,000	8,862,500
Bristol-Myers Squibb Co.	670,000	14,686,400
Johnson & Johnson	85,000	4,471,000
King Pharmaceuticals, Inc. (a)	400,000	2,828,000
Merck & Co., Inc.	250,000	6,687,500
Mylan, Inc. (a)	100,000	1,341,000
Perrigo Co.	160,000	3,972,800
Pfizer, Inc.	2,660,000	36,229,200
Sanofi-Aventis sponsored ADR	250,000	6,982,500
Schering-Plough Corp.	1,395,000	32,852,250
Teva Pharmaceutical Industries Ltd. sponsored ADR	739,821	33,328,936
Watson Pharmaceuticals, Inc. (a)	100,000	3,111,000

	Shares	Value
Wyeth	323,500	$ 13,923,440
XenoPort, Inc. (a)	155,934	3,018,882
		183,513,908
TOTAL HEALTH CARE		311,072,894
INDUSTRIALS - 6.6%
Aerospace & Defense - 2.4%
Bombardier, Inc. Class B (sub. vtg.)	1,000,000	2,332,500
Honeywell International, Inc.	79,200	2,206,512
L-3 Communications Holdings, Inc.	145,681	9,877,172
Lockheed Martin Corp.	32,522	2,244,994
Northrop Grumman Corp.	428,700	18,708,468
Raytheon Co.	381,937	14,872,627
United Technologies Corp.	370,000	15,902,600
		66,144,873
Commercial Services & Supplies - 0.3%
Cintas Corp.	60,000	1,483,200
United Stationers, Inc. (a)	230,000	6,458,400
		7,941,600
Electrical Equipment - 0.1%
Regal-Beloit Corp.	61,967	1,898,669
Industrial Conglomerates - 1.2%
General Electric Co.	3,148,300	31,829,313
Marine - 0.1%
Alexander & Baldwin, Inc.	220,000	4,186,600
Professional Services - 0.1%
Manpower, Inc.	80,000	2,522,400
Road & Rail - 2.0%
Burlington Northern Santa Fe Corp.	171,600	10,321,740
Norfolk Southern Corp.	774,200	26,129,250
Ryder System, Inc.	100,000	2,831,000
Union Pacific Corp.	388,800	15,983,568
		55,265,558
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	590,000	7,900,100
Interline Brands, Inc. (a)	335,008	2,824,117
		10,724,217
TOTAL INDUSTRIALS		180,513,230
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 2.2%
Cisco Systems, Inc. (a)	3,243,300	54,390,141
Juniper Networks, Inc. (a)	203,800	3,069,228
Nokia Corp. sponsored ADR	200,000	2,334,000
		59,793,369
Computers & Peripherals - 5.1%
Apple, Inc. (a)	528,000	55,503,360
Dell, Inc. (a)	1,475,400	13,986,792
EMC Corp. (a)	550,000	6,270,000
Hewlett-Packard Co.	1,250,500	40,091,030
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	126,400	$ 12,246,896
NCR Corp. (a)	436,560	3,470,652
NetApp, Inc. (a)	100,000	1,484,000
Sun Microsystems, Inc. (a)	1,000,000	7,320,000
		140,372,730
Electronic Equipment & Components - 0.1%
SYNNEX Corp. (a)	162,900	3,204,243
Internet Software & Services - 1.4%
eBay, Inc. (a)	1,000,000	12,560,000
Google, Inc. Class A (sub. vtg.) (a)	65,800	22,902,348
NetEase.com, Inc. sponsored ADR (a)	127,600	3,426,060
		38,888,408
IT Services - 2.5%
Affiliated Computer Services, Inc. Class A (a)	235,556	11,280,777
CACI International, Inc. Class A (a)	218,301	7,965,803
Computer Sciences Corp. (a)	540,000	19,893,600
CSG Systems International, Inc. (a)	100,000	1,428,000
Fidelity National Information Services, Inc.	400,000	7,280,000
Hewitt Associates, Inc. Class A (a)	520,000	15,475,200
SAIC, Inc. (a)	253,200	4,727,244
		68,050,624
Office Electronics - 0.1%
Xerox Corp.	350,000	1,592,500
Semiconductors & Semiconductor Equipment - 2.2%
Altera Corp.	710,000	12,460,500
Applied Materials, Inc.	632,503	6,799,407
ASML Holding NV (NY Shares)	661,500	11,582,865
Intel Corp.	1,480,000	22,274,000
MEMC Electronic Materials, Inc. (a)	295,800	4,877,742
National Semiconductor Corp.	57,900	594,633
Novellus Systems, Inc. (a)	51,266	852,554
Xilinx, Inc.	110,000	2,107,600
		61,549,301
Software - 4.1%
Autonomy Corp. PLC (a)	400,000	7,489,656
BMC Software, Inc. (a)	445,000	14,685,000
CA, Inc.	790,000	13,911,900
Intuit, Inc. (a)	150,000	4,050,000
Microsoft Corp.	1,392,000	25,571,040
Oracle Corp.	1,262,400	22,811,568
Symantec Corp. (a)	1,519,000	22,693,860
		111,213,024
TOTAL INFORMATION TECHNOLOGY		484,664,199

	Shares	Value
MATERIALS - 5.4%
Chemicals - 1.1%
Monsanto Co.	50,000	$ 4,155,000
Neo Material Technologies, Inc. (a)	3,330,600	3,223,715
The Mosaic Co.	414,900	17,417,502
The Scotts Miracle-Gro Co. Class A	130,000	4,511,000
		29,307,217
Containers & Packaging - 0.0%
Pactiv Corp. (a)	40,000	583,600
Metals & Mining - 4.2%
Agnico-Eagle Mines Ltd.	295,000	16,961,125
Barrick Gold Corp.	505,000	16,350,549
BHP Billiton PLC	340,000	6,756,473
Carpenter Technology Corp.	418,200	5,904,984
Freeport-McMoRan Copper & Gold, Inc. Class B	190,000	7,240,900
Kinross Gold Corp.	1,076,200	19,561,063
Newcrest Mining Ltd.	487,050	11,209,159
Newmont Mining Corp.	636,500	28,489,740
Nucor Corp.	76,500	2,920,005
Red Back Mining, Inc. (a)	100,000	646,594
		116,040,592
Paper & Forest Products - 0.1%
Acadian Timber Income Fund	610,000	2,927,923
TOTAL MATERIALS		148,859,332
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	975,000	24,570,000
Embarq Corp.	257,100	9,731,235
Iliad Group SA	150,000	13,985,420
Verizon Communications, Inc.	1,385,000	41,827,000
		90,113,655
Wireless Telecommunication Services - 1.8%
Sprint Nextel Corp. (a)	1,453,500	5,188,995
Vodafone Group PLC sponsored ADR	2,467,300	42,980,366
		48,169,361
TOTAL TELECOMMUNICATION SERVICES		138,283,016
UTILITIES - 1.8%
Electric Utilities - 0.2%
Entergy Corp.	35,000	2,383,150
Exelon Corp.	30,000	1,361,700
		3,744,850
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	550,000	3,195,500
Boralex, Inc. Class A (a)	30,140	130,799
		3,326,299
Multi-Utilities - 1.5%
CMS Energy Corp.	419,422	4,965,956
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	330,000	$ 12,612,600
Public Service Enterprise Group, Inc.	559,400	16,485,518
Sempra Energy	155,000	7,167,200
		41,231,274
TOTAL UTILITIES		48,302,423
TOTAL COMMON STOCKS (Cost $3,388,530,734)		2,729,785,470
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.52% (b)	6,941,880	6,941,880
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	18,444,700	18,444,700
TOTAL MONEY MARKET FUNDS (Cost $25,386,580)		25,386,580
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,413,917,314)	2,755,172,050
NET OTHER ASSETS - (0.9)%	(23,334,864)
NET ASSETS - 100%	$ 2,731,837,186
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 76,402
Fidelity Securities Lending Cash Central Fund	393,901
Total	$ 470,303
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value,beginning of period	Purchases	SalesProceeds	DividendIncome	Value,end ofperiod
Acadian Timber Income Fund	$ 931,980	$ 3,499,361	$ -	$ 172,812	$ -
Hanger Orthopedic Group, Inc.	42,309,235	2,904,482	11,396,515	-	24,041,065
Liberty International Acquisition Co.	51,455,066	-	2,850,245	-	45,701,642
Total	$ 94,696,281	$ 6,403,843	$ 14,246,760	$ 172,812	$ 69,742,707
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,755,172,050	$ 2,734,312,590	$ 19,126,324	$ 1,733,136
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(7,014,213)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	8,747,349
Ending Balance	$ 1,733,136

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.6%
United Kingdom	3.3%
Canada	2.4%
Bermuda	2.4%
Cayman Islands	2.1%
Switzerland	1.5%
Israel	1.2%
Others (individually less than 1%)	3.5%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $72,542,483 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,699,389) - See accompanying schedule: Unaffiliated issuers (cost $3,308,873,668)	$ 2,660,042,763
Fidelity Central Funds (cost $25,386,580)	25,386,580
Other affiliated issuers (cost $79,657,066)	69,742,707
Total Investments (cost $3,413,917,314)		$ 2,755,172,050
Receivable for investments sold		62,505,052
Receivable for fund shares sold		256,987
Dividends receivable		3,474,727
Distributions receivable from Fidelity Central Funds		36,002
Prepaid expenses		29,814
Other receivables		94,976
Total assets		2,821,569,608

Liabilities
Payable to custodian bank	$ 13
Payable for investments purchased	68,088,442
Payable for fund shares redeemed	1,557,131
Accrued management fee	1,232,087
Distribution fees payable	54,198
Other affiliated payables	236,949
Other payables and accrued expenses	118,902
Collateral on securities loaned, at value	18,444,700
Total liabilities		89,732,422

Net Assets		$ 2,731,837,186
Net Assets consist of:
Paid in capital		$ 4,786,425,475
Undistributed net investment income		9,768,380
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,405,597,516)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(658,759,153)
Net Assets		$ 2,731,837,186

Statement of Assets and Liabilities - continued

March 31, 2009 (Unaudited)
Class O: Net Asset Value, offering price and redemption price per share ($2,461,050,966 ÷ 392,074,599 shares)	$ 6.28

Class A: Net Asset Value and redemption price per share ($267,718,816 ÷ 43,683,497 shares)	$ 6.13

Maximum offering price per share (100/94.25 of $6.13)	$ 6.50
Class T: Net Asset Value and redemption price per share ($795,709 ÷ 131,038 shares)	$ 6.07

Maximum offering price per share (100/96.50 of $6.07)	$ 6.29
Class B: Net Asset Value and offering price per share ($282,972 ÷ 46,826 shares) A	$ 6.04

Class C: Net Asset Value and offering price per share ($864,511 ÷ 143,542 shares) A	$ 6.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,124,212 ÷ 179,419 shares)	$ 6.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Dividends (including $172,812 earned from other affiliated issuers)		$ 34,588,121
Interest		1,595
Income from Fidelity Central Funds		470,303
Total income		35,060,019

Expenses
Management fee	$ 8,364,308
Transfer agent fees	380,704
Distribution fees	354,646
Accounting and security lending fees	481,647
Custodian fees and expenses	60,354
Independent trustees' compensation	10,772
Depreciation in deferred trustee compensation account	(1,477)
Registration fees	26,224
Audit	45,271
Legal	15,522
Interest	4,997
Miscellaneous	64,445
Total expenses before reductions	9,807,413
Expense reductions	(58,393)	9,749,020
Net investment income (loss)		25,310,999
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,279,780,991)
Other affiliated issuers	(2,314,727)
Foreign currency transactions	(337,579)
Futures contracts	(355,666)
Total net realized gain (loss)		(1,282,788,963)
Change in net unrealized appreciation (depreciation) on: Investment securities	(139,725,224)
Assets and liabilities in foreign currencies	47,989
Total change in net unrealized appreciation (depreciation)		(139,677,235)
Net gain (loss)		(1,422,466,198)
Net increase (decrease) in net assets resulting from operations		$ (1,397,155,199)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30,2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,310,999	$ 32,048,513
Net realized gain (loss)	(1,282,788,963)	65,594,756
Change in net unrealized appreciation (depreciation)	(139,677,235)	(1,329,721,486)
Net increase (decrease) in net assets resulting from operations	(1,397,155,199)	(1,232,078,217)
Distributions to shareholders from net investment income	(37,208,571)	(43,055,768)
Distributions to shareholders from net realized gain	(2,613,164)	(762,330,303)
Total distributions	(39,821,735)	(805,386,071)
Share transactions - net increase (decrease)	705,876	376,675,699
Total increase (decrease) in net assets	(1,436,271,058)	(1,660,788,589)

Net Assets
Beginning of period	4,168,108,244	5,828,896,833
End of period (including undistributed net investment income of $9,768,380 and undistributed net investment income of $24,215,950, respectively)	$ 2,731,837,186	$ 4,168,108,244

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 14.37	$ 12.91	$ 11.91	$ 11.03	$ 10.02
Income from Investment Operations
Net investment income (loss) E	.06	.08	.12	.14	.19 H	.12
Net realized and unrealized gain (loss)	(3.25)	(2.86)	2.25	1.18	.86	.97
Total from investment operations	(3.19)	(2.78)	2.37	1.32	1.05	1.09
Distributions from net investment income	(.09)	(.11)	(.14)	(.13)	(.17)	(.08)
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-	-
Total distributions	(.10) K	(2.02) J	(.91)	(.32)	(.17)	(.08)
Net asset value, end of period	$ 6.28	$ 9.57	$ 14.37	$ 12.91	$ 11.91	$ 11.03
Total Return B, C, D	(33.46)%	(22.45)%	19.44%	11.25%	9.51%	10.91%
Ratios to Average Net Assets F, I
Expenses before reductions	.62% A	.59%	.60%	.61%	.62%	.61%
Expenses net of fee waivers, if any	.62% A	.59%	.60%	.61%	.62%	.61%
Expenses net of all reductions	.61% A	.58%	.59%	.57%	.51%	.55%
Net investment income (loss)	1.76% A	.64%	.90%	1.13%	1.68% H	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,461,051	$ 3,785,291	$ 5,352,895	$ 5,034,751	$ 4,965,789	$ 4,998,159
Portfolio turnover rate G	189% A	283%	200%	184%	244%	212%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $2.019 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share. K Total distributions of $.095 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 L

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.32	$ 14.04	$ 12.64	$ 11.66	$ 10.80	$ 9.81
Income from Investment Operations
Net investment income (loss) F	.04	.03	.07	.08	.13 I	.04
Net realized and unrealized gain (loss)	(3.17)	(2.78)	2.19	1.16	.83	.96
Total from investment operations	(3.13)	(2.75)	2.26	1.24	.96	1.00
Distributions from net investment income	(.05)	(.06)	(.09)	(.07)	(.10)	(.01)
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-	-
Total distributions	(.06) M	(1.97) K	(.86)	(.26)	(.10)	(.01)
Net asset value, end of period	$ 6.13	$ 9.32	$ 14.04	$ 12.64	$ 11.66	$ 10.80
Total Return B, C, D, E	(33.64)%	(22.73)%	18.90%	10.81%	8.86%	10.20%
Ratios to Average Net Assets G, J
Expenses before reductions	1.09% A	.99%	.99%	1.06%	1.17%	1.34%
Expenses net of fee waivers, if any	1.09% A	.99%	.99%	1.06%	1.17%	1.34%
Expenses net of all reductions	1.08% A	.97%	.98%	1.02%	1.06%	1.27%
Net investment income (loss)	1.29% A	.25%	.51%	.68%	1.14% I	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 267,719	$ 379,162	$ 471,593	$ 372,010	$ 293,602	$ 216,223
Portfolio turnover rate H	189% A	283%	200%	184%	244%	212%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..74%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.969 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share. L Class N was renamed Class A on July 12, 2005. M Total distributions of $.059 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 13.91	$ 12.57	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.03	(.02)	.01	.04	.01
Net realized and unrealized gain (loss)	(3.15)	(2.76)	2.19	1.14	.31
Total from investment operations	(3.12)	(2.78)	2.20	1.18	.32
Distributions from net investment income	(.03)	(.01)	(.09)	(.08)	-
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.03) K	(1.91) J	(.86)	(.27)	-
Net asset value, end of period	$ 6.07	$ 9.22	$ 13.91	$ 12.57	$ 11.66
Total Return B, C, D	(33.84)%	(23.06)%	18.49%	10.31%	2.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.46% A	1.42%	1.43%	1.43%	1.33% A
Expenses net of fee waivers, if any	1.46% A	1.42%	1.43%	1.43%	1.33% A
Expenses net of all reductions	1.46% A	1.40%	1.42%	1.39%	1.21% A
Net investment income (loss)	.91% A	(.18)%	.07%	.31%	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 796	$ 1,013	$ 1,063	$ 434	$ 103
Portfolio turnover rate G	189% A	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.914 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share. K Total distributions of $.032 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 13.83	$ 12.51	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.01	(.08)	(.05)	(.03)	(.01)
Net realized and unrealized gain (loss)	(3.12)	(2.74)	2.18	1.15	.31
Total from investment operations	(3.11)	(2.82)	2.13	1.12	.30
Distributions from net investment income	-	-	(.04)	(.06)	-
Distributions from net realized gain	-	(1.86)	(.77)	(.19)	-
Total distributions	-	(1.86) J	(.81)	(.25)	-
Net asset value, end of period	$ 6.04	$ 9.15	$ 13.83	$ 12.51	$ 11.64
Total Return B, C, D	(33.99)%	(23.45)%	17.92%	9.74%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.90%	1.91%	1.95%	1.85% A
Expenses net of fee waivers, if any	1.94% A	1.90%	1.91%	1.95%	1.85% A
Expenses net of all reductions	1.93% A	1.88%	1.90%	1.91%	1.74% A
Net investment income (loss)	.44% A	(.66)%	(.41)%	(.21)%	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 283	$ 399	$ 466	$ 284	$ 118
Portfolio turnover rate G	189% A	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.863 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 13.85	$ 12.53	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.01	(.08)	(.05)	(.01)	(.01)
Net realized and unrealized gain (loss)	(3.12)	(2.73)	2.18	1.15	.31
Total from investment operations	(3.11)	(2.81)	2.13	1.14	.30
Distributions from net investment income	(.02)	-	(.04)	(.06)	-
Distributions from net realized gain	(.01)	(1.88)	(.77)	(.19)	-
Total distributions	(.03) K	(1.88) J	(.81)	(.25)	-
Net asset value, end of period	$ 6.02	$ 9.16	$ 13.85	$ 12.53	$ 11.64
Total Return B, C, D	(34.01)%	(23.39)%	17.87%	9.89%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.90%	1.91%	1.86%	1.82% A
Expenses net of fee waivers, if any	1.93% A	1.90%	1.91%	1.86%	1.82% A
Expenses net of all reductions	1.93% A	1.89%	1.90%	1.82%	1.71% A
Net investment income (loss)	.44% A	(.66)%	(.41)%	(.12)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 865	$ 522	$ 458	$ 229	$ 103
Portfolio turnover rate G	189% A	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.879 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share. K Total distributions of $.027 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 14.33	$ 12.90	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.05	.06	.11	.12	.02
Net realized and unrealized gain (loss)	(3.25)	(2.84)	2.23	1.17	.32
Total from investment operations	(3.20)	(2.78)	2.34	1.29	.34
Distributions from net investment income	(.07)	(.09)	(.14)	(.11)	-
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.08) J	(2.00) I	(.91)	(.30)	-
Net asset value, end of period	$ 6.27	$ 9.55	$ 14.33	$ 12.90	$ 11.91
Total Return B, C	(33.57)%	(22.48)%	19.20%	11.04%	2.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.81% A	.74%	.74%	.78%	.83% A
Expenses net of fee waivers, if any	.81% A	.74%	.74%	.78%	.83% A
Expenses net of all reductions	.80% A	.73%	.69%	.74%	.71% A
Net investment income (loss)	1.57% A	.50%	.80%	.96%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,124	$ 1,720	$ 2,422	$ 114	$ 103
Portfolio turnover rate F	189% A	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II: O and Destiny Plans II: N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 77,712,964
Unrealized depreciation	(799,279,460)
Net unrealized appreciation (depreciation)	$ (721,566,496)
Cost for federal income tax purposes	$ 3,476,738,546

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $2,943,184,352 and $2,933,465,567, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 347,801	$ 3,315
Class T	.25%	.25%	2,114	-
Class B	.75%	.25%	1,422	1,069
Class C	.75%	.25%	3,309	875
			$ 354,646	$ 5,259

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,379
Class T	-
Class B*	-
Class C*	-
$ 1,379

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 64,982	-**
Class A	311,519.22
Class T	1,477.35
Class B	464.33
Class C	1,046.32
Institutional Class	1,216.19
	$ 380,704

* Annualized

** Amount less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $85,856 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	InterestExpense
Borrower	$ 7,305,674.56%		$ 4,859

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,304 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $393,901.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $4,369,000. The weighted average interest rate was .38%. The interest expense amounted to $138 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $56,176 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,217.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2009	Year ended September 30, 2008
From net investment income
Class O	$ 34,977,922	$ 40,933,328
Class A	2,211,278	2,106,450
Class T	3,457	527
Class C	2,139	-
Institutional Class	13,775	15,463
Total	$ 37,208,571	$ 43,055,768

Semiannual Report

11. Distributions to Shareholders - continued

	Six months ended March 31, 2009	Year ended September 30, 2008
From net realized gain
Class O	$ 2,360,332	$ 696,957,954
Class A	250,306	64,779,107
Class T	798	143,694
Class B	-	67,933
Class C	611	64,542
Institutional Class	1,117	317,073
Total	$ 2,613,164	$ 762,330,303

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Class O
Shares sold	12,279,872	16,057,568	$ 84,236,790	$ 193,845,310
Reinvestment of distributions	5,071,207	58,139,167	34,282,443	713,948,956
Shares redeemed	(20,619,751)	(51,302,412)	(138,846,438)	(617,418,741)
Net increase (decrease)	(3,268,672)	22,894,323	$ (20,327,205)	$ 290,375,525
Class A
Shares sold	4,552,674	5,411,532	$ 30,402,324	$ 63,707,961
Reinvestment of distributions	339,275	5,544,964	2,242,592	66,539,525
Shares redeemed	(1,879,904)	(3,862,439)	(12,337,013)	(44,869,515)
Net increase (decrease)	3,012,045	7,094,057	$ 20,307,903	$ 85,377,971
Class T
Shares sold	50,311	57,049	$ 346,867	$ 630,134
Reinvestment of distributions	623	12,119	4,090	144,221
Shares redeemed	(29,806)	(35,694)	(202,676)	(394,165)
Net increase (decrease)	21,128	33,474	$ 148,281	$ 380,190
Class B
Shares sold	19,585	23,902	$ 129,128	$ 266,423
Reinvestment of distributions	-	5,649	-	66,997
Shares redeemed	(16,418)	(19,562)	(111,965)	(209,450)
Net increase (decrease)	3,167	9,989	$ 17,163	$ 123,970
Class C
Shares sold	121,593	41,282	$ 783,016	$ 457,619
Reinvestment of distributions	401	5,132	2,612	60,914
Shares redeemed	(35,459)	(22,503)	(231,761)	(241,130)
Net increase (decrease)	86,535	23,911	$ 553,867	$ 277,403
Institutional Class
Shares sold	35,123	17,393	$ 238,399	$ 195,620
Reinvestment of distributions	2,061	27,031	13,910	331,400
Shares redeemed	(37,951)	(33,224)	(246,442)	(386,380)
Net increase (decrease)	(767)	11,200	$ 5,867	$ 140,640

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

ADESII-I-USAN-0509
1.814764.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios' Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 21, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 21, 2009